[Front cover shows racing skiff and U.S. Global Investors logo]

U.S. GLOBAL INVESTORS FUNDS

ANNUAL REPORT

JUNE 30, 1999

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U.S. GLOBAL INVESTORS FUNDS
ANNUAL REPORT

JUNE 30, 1999


TABLE OF CONTENTS

      LETTER TO SHAREHOLDERS ........................................    1
      MANAGEMENT TEAMS' PERSPECTIVES ................................    6
      PORTFOLIOS OF INVESTMENTS .....................................   38
      STATEMENTS OF ASSETS AND LIABILITIES ..........................   80
      STATEMENTS OF OPERATIONS ......................................   84
      STATEMENTS OF CHANGES IN NET ASSETS ...........................   88
      NOTES TO FINANCIAL STATEMENTS .................................   96
      FINANCIAL HIGHLIGHTS ..........................................  104
      REPORT OF INDEPENDENT ACCOUNTANTS .............................  115

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[U.S. Global Investors Logo]

U.S. Global Investors
P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

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U.S. GLOBAL INVESTORS FUNDS

Dear Shareholder:

For  the  past  nine  years  we  have  had
unprecedented  continuous economic growth.
However, throughout these nine years there               [Photo of Frank Holmes]
is one certain factor--the markets have been volatile.

While we do not control interest rates, gold price movements, government actions, currencies, etc., we can control the investment process by implementing, and adhering to, a disciplined and structured investment strategy. And while no investment strategy can guarantee a profit, our job is to successfully navigate through volatile markets and deliver consistent superior fund performance to our shareholders with the goal of beating our average peer group as measured by Lipper indexes. [pic]

We believe there is a market for this disciplined investment approach and that an understanding of investment objectives, limitations and risks is fundamental to comparing the investments of our different funds. As you are aware, different funds have different investment objectives and limitations. Each portfolio management team has a unique investment style and strategy. Some analysts are growth-oriented and others are value-oriented. All these differences create different styles and results. What is critical to U.S. Global is that each fund be in the top half of its peer group on a consistent basis.

Asset allocation will help you successfully navigate these changing cycles. Research studies indicate that over 90% of the returns of a successful portfolio are a function of selecting the right asset allocation--dividing your portfolio among the major asset classes: stocks, bonds, cash and other investments. That means that less than 10% depends on your ability to pick the right funds. To maintain your portfolio for maximum returns, we suggest you diversify through asset allocation in accordance with your investment expectations and avoid overweighting in highly volatile sectors.

Large-cap stocks continued to drive the market this year, and our All American Equity Fund was positioned to take advantage of this favorable market. This fund, which invests in America's strongest and most successful companies, continued to earn Morningstar's highest rating--five-stars--out of 3,043 and 1,878 domestic equity funds for the 3- and 5-year periods ended June 30, 1999, respectively. (1)

Our tax free funds provide investors the opportunity to diversify their portfolios with tax free income and take advantage of the appreciation in bond prices when interest rates fall. Morningstar awarded our Near-Term Tax Free Fund and our Tax Free Fund four stars out of 1,591 and 1,191 municipal bond funds for the 3- and 5-year periods ended June 30, 1999, respectively. (2)

In today's  changing  market,  a short-term  fund,  such as the U.S.  Government
Securities Savings Fund, is an excellent means of ensuring instant liquidity. According to IBC Financial Data, Inc., the U.S. Government

Securities Savings Fund ranked among the top 10 highest yielding money market funds out of 184 government money market funds for the 7-day period ended June 29, 1999. And, according to Lipper Analytical Services, Inc., the fund was ranked among the top ten for total return among government money market funds for the 3- and 5-year periods ended June 30, 1999. The fund ranked fifth out of 102 funds and fourth out of 87 funds for those respective periods.(3)

On the global side, the Asian markets are beginning to show signs of recovery. As the 50th anniversary of communism approaches in October 1999, we are seeing China celebrate its political and economic achievements.(4) I was impressed to see a rebound in our China Region Opportunity Fund, climbing approximately 51% in the second quarter of 1999. In fact, the fund has had outstanding performance, particularly since March, returning 37.50% for the one-year period ended June 30, 1999. In comparison, the fund's average annual total returns were (5.43)% and (9.22)% for the five-year and since inception (2/10/94) periods ended June 30, 1999, respectively.

Yes, this is a volatile fund. And, everyone knows that past performance is not a guarantee of future results. That's why we suggest investors use a dollar-cost averaging program, such as our ABC Investment Plan(R) to build a small position in the fund and take advantage of the benefits of investing a set amount on a regular basis. Of course, no investment plan can guarantee a profit or protect against depreciation in a declining market, but the ABC Investment Plan(R) can help smooth out the effects of market volatility.(5)

For investors who want exposure to natural resources, without the risk of investing in a single sector, such as gold, our Global Resources Fund is an excellent alternative. As the following chart illustrates, over the past year, the Dow Jones Basic Materials and Energy Index has demonstrated less volatility and better returns, when compared to the Philadelphia Stock Exchange Gold and Silver Index. The Global Resources Fund invests in companies from the natural resources sectors with the most favorable profiles, while eliminating the risks of investing in a single country or industrial sector.(4)

                     PHILADELPHIA STOCK                DOW JONES BASIC
  DATE          EXCHANGE SILVER & GOLD INDEX      MATERIALS AND ENERGY INDEX
--------                ----------                        ----------
 6/30/98                $10,000.00                        $10,000.00
 7/31/98                $ 8,773.01                        $ 9,351.18
 8/31/98                $ 6,816.79                        $ 8,302.83
 9/30/98                $10,455.94                        $ 9,303.99
10/30/98                $10,511.71                        $ 9,512.97
11/30/98                $ 9,894.03                        $ 9,621.40
12/31/98                $ 9,058.84                        $ 9,464.97
 1/29/99                $ 8,820.41                        $ 9,090.87
 2/26/99                $ 8,443.95                        $ 8,888.35
 3/31/99                $ 8,332.40                        $ 9,901.07
 4/30/99                $10,237.03                        $11,209.44
 5/28/99                $ 8,487.17                        $11,506.41
 6/30/99                $ 9,332.12  -6.68%                $11,278.44   12.78%



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U.S. GLOBAL INVESTORS FUNDS

FOUR CRITICAL SUCCESS FACTORS FOR YOUR PORTFOLIO

Today's market has some outstanding opportunities for long-term investors. With this in mind, please remember that following a few sound principles of prudent investing is more important than picking any one stock, bond or fund.

USE ASSET ALLOCATION

The key for every successful investor--conservative or aggressive, large or small, GenXer, baby boomer or retiree--is asset allocation. Research studies have shown that over 90% of the returns of a successful portfolio are a function of selecting the right asset allocation, not on individual fund selections. For help in selecting an asset mix that meets your personal financial goals, you can complete our on-line asset allocation worksheet (www.usfunds.com). This worksheet can help you plan for retirement, education expenses and other financial goals. If you become bearish about the stock market, it will reset your allocation towards bonds and cash. As you age, and your investment objectives change, it will assist you in adjusting your allocation mix.

MAX OUT YOUR 401(K) CONTRIBUTIONS

If you are nearing retirement, you should know that today's retirees must realistically plan to live on their retirement savings for 20 to 30 years. What does that mean for you? First, if you are working, you should max out your 401(k) or any other employer-sponsored retirement plan. Take advantage of every dollar your employer matches and every tax advantage offered.

MAX OUT YOUR IRA SAVINGS

Max out your IRAs. Take advantage of the tax benefits offered by traditional, Roth, spousal and educational IRAs. According to Charles Schwab, "For every five years you put off investing, you may need to double your monthly investing amount to achieve the same retirement income." For a quick analysis of how much you need to save to reach your retirement goals, check out our on-line retirement planning worksheets. The worksheets are designed to answer questions such as: "How much should I save to comfortably retire?" and "Will I be able to retire early?"

MAX OUT YOUR SAVINGS

Finally, max out your savings. Did you know that for the price of a cup of coffee and a muffin each morning, you could build a substantial nest egg? That's about $4.00 a day. As the following chart shows, you could become a millionaire in 30 years by investing just $500 a month. The rule of thumb here is to invest often and regularly, without regard to short-term market fluctuations. Keep in mind that the markets are unpredictable, so don't try to outguess them. For added discipline and easier investing, sign up for our ABC Investment Plan(R), our personalized investing service designed to fit your needs, budget, goals and schedule.

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 U.S. GLOBAL INVESTORS FUNDS

          MONTHLY
          CONTRI-
          BUTION     5 YEARS     10 YEARS     20 YEARS      30 YEARS
          ------     -------     --------     --------     ----------
          $   30     $ 2,323     $  6,145     $ 22,781     $   67,815
          $   50     $ 3,872     $ 10,242     $ 37,968     $  113,024
          $  100     $ 7,744     $ 20,484     $ 75,937     $  226,049
          $  250     $19,359     $ 51,211     $189,842     $  565,122
          $  500     $38,719     $102,422     $379,684     $1,130,244
          $1,000     $77,437     $201,845     $759,369     $2,260,488


This hypothetical example assumes a 10% annual return compounded monthly. Your actual return may be more or less than these amounts.

With market fluctuations being the norm rather than the exception, we encourage you to stay the course and focus on your long-term investment goals. As always, our investor representatives are happy to answer any questions you may have about your accounts. Because we understand that you may also want easy access to your account information 24 hours a day, seven days a week, we now offer shareholders confidential on-line account information on our website at www.usfunds.com. Of course, you can always access your account by calling 1-800-US-FUNDS and choosing option 2.

We appreciate the confidence you have placed in us and look forward to helping you reach your financial and retirement goals.

Sincerely,

/s/ Frank Holmes

Frank Holmes
President & CEO

P.S. Don't forget U.S. Global Investors offers 14 no-load mutual funds, covering everything from investing in China to blue-chip stocks. Our two money market funds, the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, offer free checking and competitive yields. (3) Call us or visit our website today!

FOR MORE COMPLETE INFORMATION ON ANY OF OUR FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL 1-800-US-FUNDS OR VISIT OUR WEBSITE AT WWW.USFUNDS.COM FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

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U.S. GLOBAL INVESTORS FUNDS

(1) Morningstar also awarded the All American Equity Fund three stars out of 748 domestic equity funds for the 10-year period ended June 30, 1999. Morningstar's proprietary ratings reflect historical risk-adjusted performance. These ratings may change monthly and are calculated from the fund's one-, three-, five- and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and with a risk factor reflecting the fund's performance below 90-day Treasury bill returns. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5% and three stars to the next 35%. The adviser for the All American Equity Fund has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 1.00% through June 30, 2000.

(2) Morningstar also awarded the Tax Free Fund two stars out of 366 municipal bond funds for the 10-year period ended June 30, 1999. The adviser for the tax free funds has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.70% through June 30, 2000. Some investors may be subject to state, federal or AMT taxes.

(3) Like all money market funds, an investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The adviser for the U.S. Government Securities Savings Fund guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% through June 30, 2000. IBC Data ranked the fund ninth out of 184 government money market funds for the 7-day period ended June 29, 1999. Lipper also ranked the fund eleventh out of 118 and forty-ninth out of 49 government money market funds for the 1- and 10-year periods ended June 30, 1999, respectively. Lipper defines a government money market fund as a fund that invests principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days.

(4) Foreign and emerging market investing involves special risks such as currency fluctuation, less public disclosure, as well as economic and political risks.

(5) You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as periods of rising prices.

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MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund invests in short-term U.S. Treasury securities, which are protected by the full faith and credit of the United States government, and repurchase agreements, which are short-term lending arrangements collateralized by U.S. Treasury securities.

The U.S. Government Securities Savings Fund seeks to preserve capital and generate income by investing exclusively in short-term securities backed by the United States government or its agencies. Typically, these government agency securities carry a higher yield than U.S. Treasury securities.

PERFORMANCE

        U.S. TREASURY SECURITIES CASH FUND         AS OF JUNE 30, 1999
        ---------------------------------------    -------------------
        7-Day Yield                                              3.43%
        7-Day Effective Yield                                    3.49%
        Weighted Average Days to Maturity                           43

        U.S. GOVERNMENT SECURITIES SAVINGS FUND    AS OF JUNE 30, 1999
        ---------------------------------------    -------------------
        7-Day Yield                                              4.60%
        7-Day Effective Yield                                    4.71%
        Weighted Average Days to Maturity                           78

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

The economic picture of the world changed substantially in the past year. The "Asian Contagion" that spread to the rest of the world in the third quarter of 1998 began to show its effect on the U.S. economy. Russia, Brazil and Argentina also felt the effects of the "Asian Contagion" by staging their own collapse either through debt default or currency devaluation. As more foreign markets became unstable, there was a flight to quality into U.S. Treasury securities.

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MONEY MARKET FUNDS


Liquidity in many of these markets evaporated, and lending institutions were unwilling to take on more risk, which resulted in a credit "squeeze." The collapse of Long Term Capital Management epitomized the problem by forcing a bailout engineered by the Federal Reserve Bank. The result of these events prompted three 25 basis point decreases in the Federal Funds Rate--taking it from 5.50% to 4.75% by November 1998.

As the first quarter of 1999 progressed, central banks around the world continued to reduce interest rates as inflation was essentially non-existent and economic activity picked up. Europe, Japan, and the Pacific Rim all showed signs of recovery, and at the end of June, the Federal Reserve raised interest rates by 25 basis points due to exceptionally strong economic growth and record-low unemployment, which are seen as precursors to inflation.

INVESTMENT HIGHLIGHTS

Using our top-down analysis, we were able to identify the high probability of an interest rate increase during the second quarter of 1999 and adjusted the funds' portfolios accordingly. However, our analysis did not predict such strong, sustained economic growth, as we were expecting the economy to follow historical patterns and slow down as the second quarter progressed.

In applying our bottom-up analysis, we made purchases throughout the second quarter to increase our floating interest rate exposure. We specifically purchased securities that would benefit directly from a Fed rate increase. In the U.S. Treasury Securities Cash Fund, we took on positions in the one year range as interest rates rose. We offset those positions with shorter maturities in the one- to two-month range.

In the U.S. Government Securities Savings Fund, we concentrated on extending our maturity out as rates rose to lock in those higher rates. In addition, we increased our floating interest rate exposure to take advantage of the rising interest rate environment. While we started 1999 with approximately 70% fixed rate and 30% floating rate, we were at approximately 50% fixed rate and 50% floating rate by the end of June 1999.
                                                                               7

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MONEY MARKET FUNDS


CURRENT OUTLOOK

The economy continues to expand at a rapid pace, which in turn fuels inflation fears. The market has priced in an additional 25 basis point increase by the end of the year. We are not yet convinced that this increase will occur. Even before the Fed raised rates in June 1999, the housing market was beginning to slow, and the international markets were still in a delicate recovery period. Commodity prices continue to remain depressed, and the U.S. dollar is still very strong. Both these factors indicate continued low inflation.

The risk to our scenario is the consumer. Retail sales and new car sales continue to be very strong. The stock market continues to advance, consumer confidence is very high, and tax refunds were larger than normal this year due to tax cuts. All these factors have attributed to the consumer's willingness to spend. The question is whether this trend will continue. We are monitoring all these factors very closely and expect it will be an interesting second half of 1999.

                                                                               8

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TAX FREE FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Both tax free funds primarily invest in municipal bond securities which pay interest that is exempt from federal income taxation. The Near-Term Tax Free
Fund attempts to maintain an average weighted portfolio maturity of five years or less. The Tax Free Fund has no stated maturity restriction although it will normally have a longer average maturity than the Near-Term Tax Free Fund. Both funds invest in securities in the four highest bond rating categories and seek to preserve capital while providing income that is exempt from federal income tax.

PERFORMANCE

NEAR-TERM TAX FREE FUND

                [Linear graph plotted from data in table below]

     NEAR-TERM TAX FREE FUND              LEHMAN MUNICIPAL 3-YEAR BOND INDEX
   --------------------------             ----------------------------------
   12/04/90        $10,000.00                  12/04/90
   12/31/90        $10,010.00                  12/31/90        $10,000.00
   01/31/91        $10,040.00                  01/31/91        $10,126.64
   02/28/91         $9,989.90                  02/28/91        $10,217.90
   03/28/91         $9,969.78                  03/28/91        $10,222.55
   04/30/91        $10,151.78                  04/30/91        $10,322.19
   05/31/91        $10,233.24                  05/31/91        $10,388.30
   06/28/91        $10,151.46                  06/28/91        $10,397.62
   07/31/91        $10,315.85                  07/31/91        $10,480.49
   08/30/91        $10,491.22                  08/30/91        $10,584.78
   09/30/91        $10,615.75                  09/30/91        $10,673.25
   10/31/91        $10,751.31                  10/31/91        $10,749.60
   11/29/91        $10,740.83                  11/29/91        $10,812.93
   12/31/91        $10,983.03                  12/31/91        $11,028.96
   01/31/92        $10,961.83                  01/31/92        $11,076.45
   02/28/92        $10,951.16                  02/28/92        $11,080.17
   03/31/92        $10,951.16                  03/31/92        $11,055.03
   04/30/92        $11,037.31                  04/30/92        $11,138.84
   05/29/92        $11,199.62                  05/29/92        $11,231.96
   06/30/92        $11,395.34                  06/30/92        $11,368.84
   07/31/92        $11,778.10                  07/31/92        $11,590.46
   08/31/92        $11,503.43                  08/31/92        $11,538.32
   09/30/92        $11,558.63                  09/30/92        $11,632.37
   10/30/92        $11,248.03                  10/30/92        $11,586.74
   11/30/92        $11,560.17                  11/30/92        $11,667.75
   12/31/92        $11,705.65                  12/31/92        $11,738.52
   01/29/93        $11,829.46                  01/29/93        $11,826.99
   02/26/93        $12,338.37                  02/26/93        $12,011.36
   03/31/93        $12,156.59                  03/31/93        $11,975.98
   04/30/93        $12,282.15                  04/30/93        $12,045.81
   05/28/93        $12,270.69                  05/28/93        $12,077.47
   06/30/93        $12,431.99                  06/30/93        $12,155.69
   07/30/93        $12,466.72                  07/30/93        $12,161.28
   08/31/93        $12,594.40                  08/31/93        $12,274.89
   09/30/93        $12,687.52                  09/30/93        $12,328.89
   10/29/93        $12,722.60                  10/29/93        $12,354.97
   11/30/93        $12,687.39                  11/30/93        $12,338.21
   12/31/93        $12,852.47                  12/31/93        $12,468.57
   01/31/94        $12,936.08                  01/31/94        $12,569.14
   02/28/94        $12,804.33                  02/28/94        $12,451.81
   03/31/94        $12,599.94                  03/31/94        $12,301.89
   04/29/94        $12,624.07                  04/29/94        $12,374.52
   05/31/94        $12,672.54                  05/31/94        $12,432.26
   06/30/94        $12,684.70                  06/30/94        $12,435.98
   07/29/94        $12,794.57                  07/29/94        $12,539.34
   08/31/94        $12,831.31                  08/31/94        $12,584.04
   09/30/94        $12,819.01                  09/30/94        $12,552.38
   10/31/94        $12,794.36                  10/31/94        $12,521.65
   11/30/94        $12,757.28                  11/30/94        $12,499.30
   12/30/94        $12,844.15                  12/30/94        $12,553.31
   01/31/95        $12,931.27                  01/31/95        $12,657.60
   02/28/95        $13,006.16                  02/28/95        $12,790.76
   03/31/95        $13,093.87                  03/31/95        $12,905.30
   04/28/95        $13,131.60                  04/28/95        $12,949.06
   05/31/95        $13,270.50                  05/31/95        $13,147.41
   06/30/95        $13,321.19                  06/30/95        $13,179.07
   07/31/95        $13,397.53                  07/31/95        $13,317.81
   08/31/95        $13,461.33                  08/31/95        $13,422.11
   09/29/95        $13,499.76                  09/29/95        $13,460.29
   10/31/95        $13,551.18                  10/31/95        $13,524.54
   11/30/95        $13,641.53                  11/30/95        $13,611.14
   12/29/95        $13,680.39                  12/29/95        $13,667.01
   01/31/96        $13,784.62                  01/31/96        $13,774.09
   02/29/96        $13,784.62                  02/29/96        $13,776.89
   03/29/96        $13,719.04                  03/29/96        $13,743.37
   04/30/96        $13,719.04                  04/30/96        $13,760.13
   05/31/96        $13,732.25                  05/31/96        $13,772.23
   06/28/96        $13,811.78                  06/28/96        $13,854.18
   07/31/96        $13,891.61                  07/31/96        $13,931.46
   08/30/96        $13,931.69                  08/30/96        $13,951.95
   09/30/96        $14,025.55                  09/30/96        $14,036.69
   10/31/96        $14,119.77                  10/31/96        $14,134.46
   11/29/96        $14,268.40                  11/29/96        $14,266.69
   12/31/96        $14,268.40                  12/31/96        $14,273.21
   01/31/97        $14,322.91                  01/31/97        $14,335.60
   02/28/97        $14,402.25                  02/28/97        $14,405.44
   03/31/97        $14,306.15                  03/31/97        $14,330.94
   04/30/97        $14,376.44                  04/30/97        $14,392.40
   05/30/97        $14,510.65                  05/30/97        $14,509.73
   06/30/97        $14,620.35                  06/30/97        $14,595.40
   07/31/97        $14,864.26                  07/31/97        $14,768.60
   08/29/97        $14,787.35                  08/29/97        $14,739.73
   09/30/97        $14,926.24                  09/30/97        $14,844.96
   10/31/97        $14,991.02                  10/31/97        $14,911.07
   11/28/97        $15,039.06                  11/28/97        $14,953.91
   12/31/97        $15,196.39                  12/31/97        $15,055.40
   01/30/98        $15,318.76                  01/30/98        $15,155.04
   02/27/98        $15,311.62                  02/27/98        $15,186.70
   03/31/98        $15,305.89                  03/31/98        $15,210.91
   04/30/98        $15,285.77                  04/30/98        $15,190.43
   05/29/98        $15,451.61                  05/29/98        $15,331.04
   06/30/98        $15,500.80                  06/30/98        $15,382.25
   07/31/98        $15,547.42                  07/31/98        $15,438.12
   08/31/98        $15,722.93                  08/31/98        $15,588.04
   09/30/98        $15,875.61                  09/30/98        $15,686.75
   10/30/98        $15,868.25                  10/30/98        $15,763.11
   11/30/98        $15,891.87                  11/30/98        $15,801.29
   12/31/98        $15,900.76                  12/31/98        $15,839.46
   01/29/99        $16,040.44                  01/29/99        $15,982.87
   02/26/99        $16,001.68                  02/26/99        $16,000.56
   03/31/99        $16,015.14                  03/31/99        $16,014.53
   04/30/99        $16,066.18                  04/30/99        $16,063.88
   05/28/99        $16,021.00                  05/28/99        $16,040.60
   06/30/99        $15,865.48                  06/30/99        $15,944.69


   AVERAGE ANNUAL PERFORMANCE                  FOR THE PERIODS ENDED
                                                     JUNE 30, 1999
   ------------------------------------    ------------------------------
                                           INCEPTION  FIVE YEAR  ONE YEAR
                                           ---------  ---------  --------
   Near-Term Tax Free Fund
    (Inception 12/4/90)                      5.53%      4.58%     2.35%

   Lehman Municipal 3-Year Bond Index        5.59%      5.10%     3.66%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. LEHMAN BROTHERS BOND INDEXES INCLUDE FIXED-RATE DEBT ISSUES RATED INVESTMENT GRADE OR HIGHER BY MOODY'S INVESTMENT SERVICE, STANDARD & POOR'S CORPORATION, OR FITCH INVESTOR'S SERVICE, IN THAT ORDER. ALL ISSUES HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION. INTERMEDIATE INDEXES INCLUDE BONDS WITH MATURITIES OF UP TO TEN YEARS, AND LONG-TERM INDEXES INCLUDE THOSE WITH MATURITIES OF TEN YEARS OR LONGER.

TAX FREE FUNDS


TAX FREE FUND

             [Linear graph plotted from data in table below]

                                                    LEHMAN MUNICIPAL
         TAX FREE FUND                             10-YEAR BOND INDEX
   --------------------------                  --------------------------
     DATE             VALUE                      DATE             VALUE
   --------        ----------                  --------        ----------
   06/30/89        $10,000.00                  06/30/89        $10,000.00
   07/31/89        $10,088.73                  07/31/89        $10,144.16
   08/31/89        $10,000.00                  08/31/89        $10,084.13
   09/29/89         $9,955.63                  09/29/89        $10,036.84
   10/31/89        $10,072.65                  10/31/89        $10,151.44
   11/30/89        $10,216.68                  11/30/89        $10,320.61
   12/29/89        $10,261.68                  12/29/89        $10,427.03
   01/31/90        $10,161.26                  01/31/90        $10,395.65
   02/28/90        $10,243.43                  02/28/90        $10,472.96
   03/30/90        $10,243.43                  03/30/90        $10,456.14
   04/30/90        $10,048.93                  04/30/90        $10,386.56
   05/31/90        $10,328.07                  05/31/90        $10,611.67
   06/29/90        $10,430.88                  06/29/90        $10,711.26
   07/31/90        $10,609.27                  07/31/90        $10,859.98
   08/31/90        $10,269.77                  08/31/90        $10,703.99
   09/28/90        $10,336.03                  09/28/90        $10,706.26
   10/31/90        $10,516.69                  10/31/90        $10,941.83
   11/30/90        $10,860.88                  11/30/90        $11,165.13
   12/31/90        $10,880.10                  12/31/90        $11,192.41
   01/31/91        $11,015.37                  01/31/91        $11,377.05
   02/28/91        $11,044.46                  02/28/91        $11,474.83
   03/28/91        $11,025.00                  03/28/91        $11,468.92
   04/30/91        $11,191.01                  04/30/91        $11,627.18
   05/31/91        $11,259.67                  05/31/91        $11,714.95
   06/28/91        $11,180.86                  06/28/91        $11,701.30
   07/31/91        $11,348.92                  07/31/91        $11,823.64
   08/30/91        $11,478.00                  08/30/91        $11,983.26
   09/30/91        $11,597.56                  09/30/91        $12,166.99
   10/31/91        $11,687.62                  10/31/91        $12,266.13
   11/29/91        $11,677.57                  11/29/91        $12,286.60
   12/31/91        $11,959.93                  12/31/91        $12,548.55
   01/31/92        $11,929.00                  01/31/92        $12,574.92
   02/28/92        $11,939.36                  02/28/92        $12,555.82
   03/31/92        $11,928.95                  03/31/92        $12,536.72
   04/30/92        $12,023.13                  04/30/92        $12,655.87
   05/29/92        $12,180.77                  05/29/92        $12,804.13
   06/30/92        $12,413.19                  06/30/92        $13,026.06
   07/31/92        $12,880.41                  07/31/92        $13,453.09
   08/31/92        $12,624.51                  08/31/92        $13,293.92
   09/30/92        $12,667.34                  09/30/92        $13,404.88
   10/30/92        $12,387.52                  10/30/92        $13,268.00
   11/30/92        $12,668.81                  11/30/92        $13,510.39
   12/31/92        $12,820.92                  12/31/92        $13,667.74
   01/29/93        $12,919.46                  01/29/93        $13,897.86
   02/26/93        $13,370.27                  02/26/93        $14,406.29
   03/31/93        $13,193.61                  03/31/93        $14,196.19
   04/30/93        $13,371.01                  04/30/93        $14,331.26
   05/28/93        $13,415.54                  05/28/93        $14,381.28
   06/30/93        $13,650.31                  06/30/93        $14,665.06
   07/30/93        $13,672.76                  07/30/93        $14,701.90
   08/31/93        $13,954.56                  08/31/93        $15,006.59
   09/30/93        $14,124.32                  09/30/93        $15,191.23
   10/29/93        $14,169.81                  10/29/93        $15,216.24
   11/30/93        $14,032.69                  11/30/93        $15,091.64
   12/31/93        $14,331.25                  12/31/93        $15,413.62
   01/31/94        $14,483.46                  01/31/94        $15,602.80
   02/28/94        $14,166.05                  02/28/94        $15,175.32
   03/31/94        $13,634.38                  03/31/94        $14,595.93
   04/29/94        $13,681.89                  04/29/94        $14,756.47
   05/31/94        $13,813.21                  05/31/94        $14,874.26
   06/30/94        $13,753.21                  06/30/94        $14,810.13
   07/29/94        $13,970.36                  07/29/94        $15,058.89
   08/30/94        $14,006.71                  08/30/94        $15,117.10
   09/30/94        $13,872.55                  09/30/94        $14,913.82
   10/31/94        $13,603.42                  10/31/94        $14,695.98
   11/30/94        $13,271.63                  11/30/94        $14,418.12
   12/30/94        $13,580.56                  12/30/94        $14,677.79
   01/31/95        $13,954.68                  01/31/95        $15,057.98
   02/28/95        $14,255.32                  02/28/95        $15,484.11
   03/31/95        $14,444.04                  03/31/95        $15,693.30
   04/28/95        $14,481.96                  04/28/95        $15,712.40
   05/31/95        $14,850.03                  05/31/95        $16,210.83
   06/30/95        $14,786.30                  06/30/95        $16,109.87
   07/31/95        $14,863.11                  07/31/95        $16,346.36
   08/31/95        $15,004.42                  08/31/95        $16,568.28
   09/29/95        $15,107.63                  09/29/95        $16,674.25
   10/31/95        $15,289.03                  10/31/95        $16,866.62
   11/30/95        $15,484.21                  11/30/95        $17,093.09
   12/29/95        $15,627.94                  12/29/95        $17,197.69
   01/31/96        $15,719.79                  01/31/96        $17,371.87
   02/29/96        $15,640.73                  02/29/96        $17,300.47
   03/29/96        $15,455.48                  03/29/96        $17,085.36
   04/30/96        $15,415.65                  04/30/96        $17,024.88
   05/31/96        $15,428.98                  05/31/96        $16,977.12
   06/28/96        $15,562.91                  06/28/96        $17,138.57
   07/31/96        $15,697.31                  07/31/96        $17,302.74
   08/30/96        $15,697.31                  08/30/96        $17,303.20
   09/30/96        $15,887.09                  09/30/96        $17,481.01
   10/31/96        $16,023.10                  10/31/96        $17,702.03
   11/29/96        $16,268.98                  11/29/96        $18,060.39
   12/31/96        $16,227.83                  12/31/96        $17,978.99
   01/31/97        $16,282.93                  01/31/97        $18,049.93
   02/28/97        $16,418.51                  02/28/97        $18,220.02
   03/31/97        $16,264.33                  03/31/97        $17,975.81
   04/30/97        $16,402.42                  04/30/97        $18,108.14
   05/30/97        $16,609.73                  05/30/97        $18,364.64
   06/30/97        $16,796.78                  06/30/97        $18,567.47
   07/31/97        $17,213.52                  07/31/97        $19,089.09
   08/29/97        $17,067.47                  08/29/97        $18,904.00
   09/30/97        $17,253.95                  09/30/97        $19,143.66
   10/31/97        $17,335.43                  10/31/97        $19,245.08
   11/28/97        $17,437.32                  11/28/97        $19,334.21
   12/31/97        $17,702.26                  12/31/97        $19,639.37
   01/30/98        $17,857.01                  01/30/98        $19,857.20
   02/27/98        $17,833.78                  02/27/98        $19,855.84
   03/31/98        $17,816.30                  03/31/98        $19,842.19
   04/30/98        $17,741.70                  04/30/98        $19,733.05
   05/29/98        $18,029.56                  05/29/98        $20,068.67
   06/30/98        $18,091.48                  06/30/98        $20,142.34
   07/31/98        $18,149.31                  07/31/98        $20,174.63
   08/31/98        $18,435.17                  08/31/98        $20,525.26
   09/30/98        $18,653.47                  09/30/98        $20,830.42
   10/30/98        $18,590.44                  10/30/98        $20,839.51
   11/30/98        $18,676.31                  11/30/98        $20,901.81
   12/31/98        $18,695.97                  12/31/98        $20,966.85
   01/29/99        $18,915.03                  01/29/99        $21,287.92
   02/26/99        $18,789.84                  02/26/99        $21,096.91
   03/31/99        $18,822.00                  03/31/99        $21,086.00
   04/30/99        $18,874.28                  04/30/99        $21,142.39
   05/28/99        $18,707.61                  05/28/99        $20,994.13
   06/30/99        $18,342.13                  06/30/99        $20,603.94

   AVERAGE ANNUAL PERFORMANCE                   FOR THE PERIODS ENDED
                                                      JUNE 30, 1999
   --------------------------------------   -----------------------------
                                            TEN YEAR  FIVE YEAR  ONE YEAR
                                            --------  ---------  --------
   Tax Free Fund                              6.25%      5.93%     1.39%

   Lehman Municipal 10-Year Bond Index        7.50%      6.83%     2.29%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. LEHMAN BROTHERS BOND INDEXES INCLUDE FIXED-RATE DEBT ISSUES RATED INVESTMENT GRADE OR HIGHER BY MOODY'S INVESTMENT SERVICE, STANDARD & POOR'S CORPORATION, OR FITCH INVESTOR'S SERVICE, IN THAT ORDER. ALL ISSUES HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION. INTERMEDIATE INDEXES INCLUDE BONDS WITH MATURITIES OF UP TO TEN YEARS, AND LONG-TERM INDEXES INCLUDE THOSE WITH MATURITIES OF TEN YEARS OR LONGER.

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

The municipal bond market remained very stable in the face of fluctuating yields over the past year. As the U.S. Treasury market saw yields plummet last fall, municipal yields remained relatively unchanged. Municipal investors benefited because municipal yields, as a percentage of U.S. Treasury yields, were quite high and therefore created an environment where an investment in tax free bonds offered a superior return when compared to a U.S. Treasury investment with a similar maturity.

Municipal bonds remained relatively flat until the latter part of the second quarter as yields rose in response to an increase in interest rates by the Federal Reserve. As yields rose, retail demand increased substantially, although this was offset somewhat by lower issuance. Municipal bond issuance is down substantially from the levels of one year ago. This is attributable to the strong economy and state budget surpluses.

TAX FREE FUNDS


INVESTMENT HIGHLIGHTS

A top-down macroeconomic analysis of the economy and the income tax structure revealed little change for municipals. During the last six months, we lengthened maturities in both funds as yields spiked in February and March. This increase in maturity detracted from the funds' performances in the second quarter as rates rose. However, we believe the funds are now well positioned for the second half of 1999.

CURRENT OUTLOOK

Our top-down outlook for the municipal market over the next six months is for a gradual reduction in interest rates, which should benefit bonds in general. We do not anticipate an easing of rates by the Federal Reserve, but we are looking for rates to drift lower as we move toward year-end. We think our move to lengthen maturities in both funds will benefit us going forward.

              MUNICIPAL BOND RATINGS--BASED ON TOTAL INVESTMENTS

               NEAR-TERM TAX FREE FUND
               -----------------------------------------------
               AAA                                      46.07%
               AA                                       10.74%
               A                                         8.69%
               BBB                                      14.38%

               TAX FREE FUND
               -----------------------------------------------
               AAA                                      52.95%
               AA                                       20.87%
               A                                         8.43%
               BBB                                       3.60%

INCOME FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Income Fund invests in a broad array of equity and debt securities, at least 80% of which are income-producing securities. The fund invests in securities that demonstrate attractive value in the ever-changing financial marketplace.

With an emphasis on both income generation and capital appreciation through value-oriented investing, the fund enables investors to lessen their risk exposure with lower volatility while taking advantage of growth opportunities. More specifically, the fund seeks to invest in companies with strong earnings and dividend growth. Benchmarked to the BARRA Value Index, the fund is invested across eleven industry sectors.

PERFORMANCE

INCOME FUND

            [Linear graph plotted from data in table below.]

                                                   S&P/          S&P 40
                                 S&P 500         BARRA 500      UTILITIES
                INCOME FUND       INDEX         VALUE INDEX       INDEX
                ----------      ----------      ----------      ----------
   06/30/89     $10,000.00      $10,000.00      $10,000.00      $10,000.00
   07/31/89     $10,559.86      $10,902.10      $10,689.99      $10,801.13
   08/31/89     $10,680.45      $11,114.52      $10,925.18      $10,737.07
   09/29/89     $10,818.26      $11,069.26      $10,808.28      $10,916.96
   10/31/89     $10,714.07      $10,812.56      $10,459.17      $10,966.04
   11/30/89     $11,061.37      $11,032.17      $10,552.25      $11,334.45
   12/29/89     $11,625.72      $11,296.73      $10,797.06      $12,163.14
   01/31/90     $10,862.37      $10,538.75      $10,163.27      $11,177.42
   02/28/90     $10,844.82      $10,674.25      $10,369.60      $11,053.16
   03/30/90     $10,827.28      $10,956.89      $10,492.99      $11,256.51
   04/30/90     $10,226.25      $10,683.95      $10,136.23      $10,821.93
   05/31/90     $10,880.31      $11,723.57      $10,943.07      $11,559.14
   06/29/90     $10,889.15      $11,644.54      $10,736.24      $11,316.22
   07/31/90     $10,800.11      $11,607.33      $10,737.32      $11,277.80
   08/31/90     $10,167.95      $10,559.43      $9,792.44       $10,382.75
   09/28/90     $10,150.15      $10,046.29      $9,339.05       $10,807.15
   10/31/90     $10,518.42      $10,003.81      $9,206.44       $11,517.49
   11/30/90     $10,671.13      $10,649.19      $9,835.23       $11,744.83
   12/31/90     $10,617.23      $10,945.54      $10,057.51      $11,851.85
   01/31/91     $10,598.62      $11,421.03      $10,533.23      $11,488.95
   02/28/91     $10,980.13      $12,236.80      $11,220.00      $11,884.73
   03/28/91     $10,933.61      $12,532.83      $11,322.11      $12,114.05
   04/30/91     $10,933.61      $12,562.62      $11,411.53      $11,922.21
   05/31/91     $11,045.75      $13,102.71      $11,955.87      $11,770.57
   06/28/91     $10,662.60      $12,502.88      $11,361.66      $11,609.66
   07/31/91     $10,916.92      $13,085.15      $11,812.71      $11,967.52
   08/30/91     $11,190.08      $13,394.25      $11,984.00      $12,277.65
   09/30/91     $11,482.08      $13,170.01      $11,858.19      $12,525.78
   10/31/91     $11,624.42      $13,346.68      $12,031.31      $12,779.14
   11/29/91     $11,671.87      $12,810.38      $11,359.97      $12,657.45
   12/31/91     $12,136.84      $14,272.98      $12,326.70      $13,588.91
   01/31/92     $11,743.79      $14,007.33      $12,326.70      $12,857.32
   02/28/92     $12,021.80      $14,188.66      $12,576.93      $12,503.33
   03/31/92     $11,820.48      $13,913.03      $12,379.48      $12,320.03
   04/30/92     $12,013.31      $14,321.10      $12,983.58      $13,113.65
   05/29/92     $12,456.82      $14,391.12      $13,019.95      $13,095.20
   06/30/92     $12,263.99      $14,177.10      $12,913.18      $13,280.30
   07/31/92     $12,865.07      $14,755.80      $13,379.34      $14,328.92
   08/31/92     $12,797.21      $14,454.36      $12,991.33      $14,222.37
   09/30/92     $12,855.38      $14,624.27      $13,134.25      $14,326.37
   10/30/92     $12,913.90      $14,674.47      $13,028.65      $14,195.40
   11/30/92     $12,884.64      $15,172.77      $13,381.45      $14,177.65
   12/31/92     $13,118.72      $15,358.91      $13,624.07      $14,688.47
   01/29/93     $13,233.53      $15,487.19      $14,000.35      $14,916.19
   02/26/93     $13,901.47      $15,698.19      $14,482.68      $15,987.30
   03/31/93     $14,350.24      $16,029.20      $14,882.84      $16,272.97
   04/30/93     $14,224.63      $15,641.77      $14,822.72      $16,229.49
   05/28/93     $14,423.50      $16,059.15      $15,099.44      $15,920.17
   06/30/93     $14,800.32      $16,106.02      $15,299.05      $16,656.88
   07/30/93     $14,989.79      $16,041.17      $15,489.08      $17,034.02
   08/31/93     $15,768.76      $16,648.48      $16,095.95      $17,858.16
   09/30/93     $15,652.97      $16,520.81      $16,090.05      $17,822.72
   10/29/93     $15,705.78      $16,862.33      $16,177.45      $17,789.39
   11/30/93     $14,955.87      $16,701.61      $15,888.01      $16,891.94
   12/31/93     $15,441.73      $16,903.53      $16,158.47      $16,806.95
   01/31/94     $15,814.61      $17,477.66      $16,911.75      $16,924.79
   02/28/94     $15,134.65      $17,003.71      $16,299.94      $15,961.71
   03/31/94     $14,246.31      $16,263.82      $15,629.55      $15,417.74
   04/29/94     $14,554.81      $16,472.18      $15,958.74      $15,799.73
   05/31/94     $14,257.33      $16,741.45      $16,222.81      $15,378.88
   06/30/94     $13,937.80      $16,331.77      $15,774.16      $15,414.08
   07/29/94     $13,970.36      $16,867.67      $16,307.79      $15,933.58
   08/30/94     $14,703.49      $17,557.64      $16,768.81      $15,889.33
   09/30/94     $14,359.49      $17,128.64      $16,178.14      $15,486.14
   10/31/94     $14,526.85      $17,512.90      $16,530.31      $15,619.17
   11/30/94     $13,935.51      $16,875.90      $15,860.51      $15,390.60
   12/30/94     $13,857.41      $17,125.90      $16,055.30      $15,469.55
   01/31/95     $14,172.86      $17,569.72      $16,490.11      $16,670.41
   02/28/95     $14,420.72      $18,253.77      $17,130.08      $16,641.77
   03/31/95     $14,488.31      $18,791.54      $17,602.40      $16,537.13
   04/28/95     $14,828.15      $19,344.47      $18,181.91      $17,140.64
   05/31/95     $15,337.90      $20,116.46      $18,990.86      $17,682.94
   06/30/95     $15,235.95      $20,582.90      $19,135.04      $17,765.12
   07/31/95     $15,498.44      $21,265.16      $19,794.15      $18,213.50
   08/31/95     $15,521.27      $21,318.25      $19,963.23      $18,576.60
   09/29/95     $16,046.25      $22,217.41      $20,657.59      $19,757.41
   10/31/95     $15,839.80      $22,138.03      $20,335.92      $20,231.90
   11/30/95     $16,344.47      $23,108.75      $21,401.80      $20,512.65
   12/29/95     $16,952.37      $23,553.89      $21,994.97      $21,968.73
   01/31/96     $17,257.39      $24,354.62      $22,653.46      $22,247.79
   02/29/96     $17,292.59      $24,581.19      $22,865.85      $21,363.38
   03/29/96     $17,327.78      $24,817.86      $23,401.10      $20,924.64
   04/30/96     $17,481.34      $25,183.42      $23,639.34      $21,154.90
   05/31/96     $17,493.15      $25,831.78      $23,995.64      $21,102.06
   06/28/96     $17,764.82      $25,930.26      $23,879.82      $21,978.55
   07/31/96     $17,134.61      $24,785.30      $22,872.37      $20,598.23
   08/30/96     $17,419.98      $25,308.89      $23,503.82      $21,037.44
   09/30/96     $17,527.00      $26,732.07      $24,510.49      $21,239.01
   10/31/96     $17,790.21      $27,469.07      $25,340.20      $22,320.08
   11/29/96     $18,567.85      $29,543.57      $27,278.70      $22,791.23
   12/31/96     $18,723.38      $28,958.34      $26,832.31      $22,656.20
   01/31/97     $19,186.56      $30,766.54      $28,069.01      $22,802.45
   02/28/97     $19,228.66      $31,008.09      $28,273.14      $22,578.59
   03/31/97     $18,413.20      $29,736.39      $27,305.13      $21,893.23
   04/30/97     $18,639.47      $31,510.04      $28,328.85      $21,564.87
   05/30/97     $19,629.43      $33,427.05      $30,105.74      $22,476.98
   06/30/97     $20,531.71      $34,923.75      $31,256.63      $23,180.10
   07/31/97     $21,183.51      $37,701.03      $33,757.26      $23,715.62
   08/29/97     $20,560.05      $35,590.54      $32,231.69      $23,284.17
   09/30/97     $21,713.45      $37,538.61      $34,121.39      $24,293.48
   10/31/97     $21,343.25      $36,286.33      $32,867.52      $24,531.40
   11/28/97     $22,339.94      $37,964.72      $34,120.39      $26,268.02
   12/31/97     $23,044.73      $38,616.25      $34,877.94      $28,244.20
   01/30/98     $23,044.73      $39,042.95      $34,447.98      $27,122.31
   02/27/98     $23,950.06      $41,857.26      $37,031.88      $28,038.68
   03/31/98     $25,538.50      $43,998.99      $38,907.60      $29,832.81
   04/30/98     $25,538.50      $44,441.43      $39,368.12      $29,259.15
   05/29/98     $25,208.12      $43,678.60      $38,814.29      $29,115.81
   06/30/98     $25,442.78      $45,451.50      $39,109.04      $30,193.63
   07/31/98     $25,127.24      $44,968.75      $38,259.57      $28,700.78
   08/31/98     $23,067.90      $38,473.88      $32,107.54      $29,158.82
   09/30/98     $24,164.00      $40,938.67      $34,058.29      $31,591.39
   10/30/98     $24,830.13      $44,265.70      $36,726.12      $31,068.84
   11/30/98     $25,712.76      $46,947.45      $38,639.15      $31,486.05
   12/31/98     $26,277.59      $49,651.02      $39,996.27      $32,417.42
   01/29/99     $26,055.68      $51,726.48      $40,804.19      $30,954.01
   02/26/99     $25,242.02      $50,119.11      $39,925.70      $29,823.99
   03/31/99     $25,634.06      $52,123.79      $41,135.69      $29,382.74
   04/30/99     $26,728.42      $54,142.26      $44,682.01      $31,977.75
   05/28/99     $26,060.67      $52,865.56      $43,892.47      $33,924.30
   06/30/99     $27,097.56      $55,797.12      $45,578.27      $32,795.70


   AVERAGE ANNUAL PERFORMANCE                    FOR THE PERIODS ENDED
                                                       JUNE 30, 1999
   --------------------------------------    -----------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
                                             --------  ---------  --------
   Income Fund                                 10.48%     14.22%     6.50%

   S&P 500 Index                               18.76%     27.85%    22.76%

   S&P/BARRA 500 Value Index                   16.38%     23.64%    16.54%
   S&P  40 Utilities  Index                    12.61%     16.30%     8.62%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE S&P/BARRA 500 VALUE INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL STOCKS IN THE S&P 500 THAT HAVE LOW PRICE-TO-BOOK RATIOS. THE INDEX IS REBALANCED SEMI-ANNUALLY ON JANUARY 1 AND JULY 1. IT IS DESIGNED SO THAT APPROXIMATELY 50% OF THE S&P 500 INDEX MARKET CAPITALIZATION IS IN THE VALUE INDEX. THE S&P 40 UTILITIES INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE UTILITY SECTOR OF THE S&P 500 INDEX.

INCOME FUND


THE YEAR IN REVIEW - ECONOMIC ANDN POLITICAL ISSUES

What goes around comes around! Last year, at this time, financial markets realized the underlying problems with Long Term Capital Management and the falling popularity of emerging markets and other world financial centers. Bond markets and hedge funds around the world declined. The Federal Reserve began to lower interest rates that effectively caused the markets to rally into the new year and to lay groundwork for rebounds in manufacturing, basic material, and other commodity-based businesses. Much of this rebound is also attributable to the slow recovery of foreign economies, including Japan, Hong Kong, Indonesia and later, Brazil.

The combination of lower rates plus recovering world economies enabled the basic material and energy sectors to rally substantially beginning in February 1999. The market narrowed to embrace these few sectors, leaving the previously strong growth sectors--technology, Internet, health care and consumer--weakened. Financials did not perform well because the Fed warned that inflation may return to prominence, effectively sparking a need to raise rates. Indeed, as the end of June 1999 arrived, the Fed raised interest rates 25 basis points, bringing us full circle from last year.

INVESTMENT HIGHLIGHTS

Lipper Analytical Services reclassified the fund to the equity income category at the beginning of 1999.

The first half of 1999 was a time for analysis and reshaping of the fund's holdings. Still focused on income, we also raised the profile of earnings and dividend growth in our stock selection. Our first rebalancing of the portfolio occurred in February, followed by two others in May and then another rebalancing in late June. We refocused our efforts on a top-down approach, coupled with a bottom-up analysis, of those companies that met our selection criteria. At the end of this rebalancing effort, we remain heavily weighted in communications, including cellular and long distance.

CURRENT OUTLOOK

The effect of higher interest rates should not put a damper on the markets. Faced with a juggernaut economy, the prospects for continued economic growth are excellent. More significantly, underlying fundamentals for U.S. corporations are the best they have been in years, with earnings estimates to exceed 11% for the first time since 1997, and for second half earnings to climb higher, according to First Call and IBES. Thus, despite a recent rise

INCOME FUND


in interest rates, which normally causes a decline in the equity markets, the prospects for strong earnings for the rest of 1999 are excellent.

                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

EXXON CORP                                                              4.23%
  PETROLEUM REFINING

AT&T CORP                                                               4.00%
  TELECOMMUNICATIONS

FRONTIER CORP                                                           3.76%
  TELECOMMUNICATIONS

BANKAMERICA CORP                                                        2.87%
  BANKS

PHILIPS ELECTRONICS N.V                                                 2.73%
  MANUFACTURING

KOREA DEVELOPMENT BANK                                                  2.45%
  BANKS

HEWLETT-PACKARD CO                                                      2.36%
  COMPUTER & OFFICE EQUIPMENT

BANK ONE CORP                                                           2.33%
  BANKS

CITIGROUP CAPITAL                                                       2.31%
  FINANCIAL SERVICES

BELL ATLANTIC CORP                                                      2.31%
  TELECOMMUNICATIONS


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

TELECOMMUNICATIONS                                                     17.71%
BANKS                                                                  13.88%
FINANCIAL SERVICES                                                     10.92%
PETROLEUM REFINING                                                      9.44%
MANUFACTURING                                                           7.27%

ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

ALL AMERICAN EQUITY FUND

            [Linear graph plotted from data in table below.]

                                ALL AMERICAN                      S&P
                                EQUITY FUND                    500 INDEX
                                -----------                    ----------
    6/30/89                      $10,000.00                    $10,000.00
    7/31/89                      $10,911.82                    $10,902.10
    8/31/89                      $11,685.66                    $11,114.52
    9/29/89                      $11,637.67                    $11,069.26
   10/31/89                      $10,719.86                    $10,812.56
   11/30/89                      $10,725.85                    $11,032.17
   12/29/89                      $10,623.88                    $11,296.73
    1/31/90                       $9,837.15                    $10,538.75
    2/28/90                       $9,959.12                    $10,674.25
    3/30/90                      $10,093.29                    $10,956.89
    4/30/90                       $9,812.75                    $10,683.95
    5/31/90                      $10,190.87                    $11,723.57
    6/29/90                       $9,959.12                    $11,644.54
    7/31/90                      $10,070.33                    $11,607.33
    8/31/90                       $9,304.24                    $10,559.43
    9/28/90                       $9,007.69                    $10,046.29
   10/31/90                       $8,754.39                    $10,003.81
   11/30/90                       $9,217.75                    $10,649.19
   12/31/90                       $9,427.80                    $10,945.54
    1/31/91                       $9,825.81                    $11,421.03
    2/28/91                      $10,516.10                    $12,236.80
    3/28/91                      $10,758.64                    $12,532.83
    4/30/91                      $10,746.20                    $12,562.62
    5/31/91                      $11,169.09                    $13,102.71
    6/28/91                      $10,640.48                    $12,502.88
    7/31/91                      $11,106.90                    $13,085.15
    8/30/91                      $11,349.43                    $13,394.25
    9/30/91                      $11,119.33                    $13,170.01
   10/31/91                      $11,243.71                    $13,346.68
   11/29/91                      $10,783.52                    $12,810.38
   12/31/91                      $11,940.23                    $14,272.98
    1/31/92                      $11,733.71                    $14,007.33
    2/28/92                      $11,852.61                    $14,188.66
    3/31/92                      $11,602.29                    $13,913.03
    4/30/92                      $11,921.45                    $14,321.10
    5/29/92                      $11,959.00                    $14,391.12
    6/30/92                      $11,758.74                    $14,177.10
    7/31/92                      $12,203.06                    $14,755.80
    8/31/92                      $11,927.71                    $14,454.36
    9/30/92                      $12,040.35                    $14,624.27
   10/30/92                      $12,065.44                    $14,674.47
   11/30/92                      $12,460.51                    $15,172.77
   12/31/92                      $12,611.02                    $15,358.91
    1/29/93                      $12,705.93                    $15,487.19
    2/26/93                      $12,870.45                    $15,698.19
    3/31/93                      $13,136.21                    $16,029.20
    4/30/93                      $12,818.14                    $15,641.77
    5/28/93                      $13,148.93                    $16,059.15
    6/30/93                      $13,187.10                    $16,106.02
    7/30/93                      $13,123.09                    $16,041.17
    8/31/93                      $13,596.80                    $16,648.48
    9/30/93                      $13,487.97                    $16,520.81
   10/29/93                      $13,745.50                    $16,862.33
   11/30/93                      $13,578.11                    $16,701.61
   12/31/93                      $13,874.26                    $16,903.53
    1/31/94                      $14,228.83                    $17,477.66
    2/28/94                      $13,979.32                    $17,003.71
    3/31/94                      $13,296.44                    $16,263.82
    4/29/94                      $13,527.86                    $16,472.18
    5/31/94                      $13,389.01                    $16,741.45
    6/30/94                      $12,965.85                    $16,331.77
    7/29/94                      $13,410.89                    $16,867.67
    8/31/94                      $13,836.00                    $17,557.64
    9/30/94                      $13,444.10                    $17,128.64
   10/31/94                      $13,570.87                    $17,512.90
   11/30/94                      $13,017.09                    $16,875.90
   12/30/94                      $13,137.19                    $17,125.90
    1/31/95                      $13,370.57                    $17,569.72
    2/28/95                      $13,746.99                    $18,253.77
    3/31/95                      $14,093.30                    $18,791.54
    4/28/95                      $14,509.82                    $19,344.47
    5/31/95                      $14,994.49                    $20,116.46
    6/30/95                      $15,297.40                    $20,582.90
    7/31/95                      $15,685.93                    $21,265.16
    8/31/95                      $15,617.37                    $21,318.25
    9/29/95                      $16,287.77                    $22,217.41
   10/31/95                      $16,333.74                    $22,138.03
   11/30/95                      $16,938.98                    $23,108.75
   12/29/95                      $17,191.80                    $23,553.89
    1/31/96                      $17,722.08                    $24,354.62
    2/29/96                      $17,914.21                    $24,581.19
    3/29/96                      $18,052.54                    $24,817.86
    4/30/96                      $18,314.84                    $25,183.42
    5/31/96                      $18,885.74                    $25,831.78
    6/28/96                      $19,016.89                    $25,930.26
    7/31/96                      $18,358.46                    $24,785.30
    8/30/96                      $18,614.09                    $25,308.89
    9/30/96                      $19,559.12                    $26,732.07
   10/31/96                      $19,963.68                    $27,469.07
   11/29/96                      $21,371.88                    $29,543.57
   12/31/96                      $21,021.77                    $28,958.34
    1/31/97                      $22,464.60                    $30,766.54
    2/28/97                      $22,488.79                    $31,008.09
    3/31/97                      $21,621.48                    $29,736.39
    4/30/97                      $23,093.65                    $31,510.04
    5/30/97                      $24,395.95                    $33,427.05
    6/30/97                      $25,422.42                    $34,923.75
    7/31/97                      $26,979.89                    $37,701.03
    8/29/97                      $25,592.77                    $35,590.54
    9/30/97                      $26,761.68                    $37,538.61
   10/31/97                      $25,940.12                    $36,286.33
   11/28/97                      $26,965.04                    $37,964.72
   12/31/97                      $27,392.09                    $38,616.25
    1/30/98                      $27,929.51                    $39,042.95
    2/27/98                      $29,674.07                    $41,857.26
    3/31/98                      $31,048.22                    $43,998.99
    4/30/98                      $31,520.66                    $44,441.43
    5/29/98                      $31,064.80                    $43,678.60
    6/30/98                      $32,365.30                    $45,451.50
    7/31/98                      $32,265.20                    $44,968.75
    8/31/98                      $28,036.02                    $38,473.88
    9/30/98                      $29,818.62                    $40,938.67
   10/30/98                      $31,700.05                    $44,265.70
   11/30/98                      $33,681.83                    $46,947.45
   12/31/98                      $35,292.16                    $49,651.02
    1/29/99                      $36,548.29                    $51,726.48
    2/26/99                      $35,447.02                    $50,119.11
    3/31/99                      $36,358.15                    $52,123.79
    4/30/99                      $37,255.46                    $54,142.26
    5/28/99                      $36,642.87                    $52,865.56
    6/30/99                      $38,672.16                    $55,797.12


   AVERAGE ANNUAL PERFORMANCE                   FOR THE PERIODS ENDED
                                                      JUNE 30, 1999
   -------------------------------------    -----------------------------
                                            TEN YEAR  FIVE YEAR  ONE YEAR
                                            --------  ---------  --------
   All American Equity Fund                   14.48%     24.43%    19.49%

   S&P 500 Index                              18.76%     27.85%    22.76%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE S&P 500 INDEX IS AN UNMANAGED BUT COMMONLY USED MEASURE OF COMMON STOCK TOTAL RETURN PERFORMANCE.

ALL AMERICAN EQUITY FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

The last twelve months have been tumultuous for the financial markets. Japan's GDP fell for the seventh consecutive quarter, and U.S. GDP dropped from 3.5% to 2.3%. The Brazilian Central Bank chief resigned, and the CRB Bridge Index reflected that commodity prices dropped to 20-year lows. Despite financial turbulence and an economic slowdown in Latin America, Europe and Asia, corporate earnings for the U.S. market continued to grow.

INVESTMENT HIGHLIGHTS

The second quarter of 1999 was a robust quarter for corporate earnings, posting a 16% profit rise, which is the largest gain since the third quarter of 1995. In comparison, corporate earnings gained just 2.9% for the second quarter of 1998.

Consumption of consumer goods, ranging from automobiles to computers, pushed ahead despite a 25 basis point increase in interest rates. The pace was set by technology companies and automakers. Microsoft, the fund's largest holding, reported a 62% rise in second quarter earnings compared to prior year, and General Motors reported that earnings increased fivefold from last year when the autoworkers' strike crippled share prices. Industry leaders such as Boeing and Du Pont also reported earnings growth that was greater than expected. Not all corporate leaders remained immune to the global slowdown. U.S. consumer goods manufacturers, who rely on exports to Asia and Latin America, remained vulnerable to the slowdown in consumption. Gillette, the world's largest producer of razors, reported a 19% decline in profits, partly due to falling consumption in Brazil, Russia and China.

ALL AMERICAN EQUITY FUND


CURRENT OUTLOOK

The outlook for the market is that earnings will grow stronger. Signs of recovery in the Asian economies will provide the opportunity to improve earnings mainly for stock holdings in global consumer goods manufacturers. It is estimated that domestic earnings for the second half of 1999 will exceed 20%, both in the third and fourth quarters, according to First Call. This gives the market further confidence that nine years of domestic economic expansion is still on track.

Going forward, it is difficult to argue that corporate profits for the financial sector will remain robust, especially in light of concerns about possible interest rate increases. With the recent IPO euphoria, the stock market has become frothy, and economic growth now seems to be overextended. The key ingredient that seems to be missing is inflation. Although core inflation is subdued, the uptick in April may be a signal that price increases are imminent--especially if the dollar weakens in the coming months.

However, our long-term outlook is bullish, and we will use market corrections as opportunities to buy quality big-cap stocks that demonstrate a positive long-term earnings growth potential. America leads the world in restructuring and layoffs, while at the same time having the lowest unemployment rates. America is also a leader in technology and new wealth-creating business models. The bottom line is to stay committed to buying quality growth stocks.

ALL AMERICAN EQUITY FUND


                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

MICROSOFT CORP                                                          5.43%
  DATA PROCESSING & SOFTWARE

GENERAL ELECTRIC CO                                                     4.31%
  HOUSEHOLD APPLIANCES

AT&T CORP                                                               3.03%
  TELECOMMUNICATIONS

FANNIE MAE                                                              2.83%
  FINANCIAL SERVICES

IBM CORP                                                                2.77%
  COMPUTER & OFFICE EQUIPMENT

WAL-MART STORES, INC                                                    2.54%
  RETAIL

AMERICAN INTERNATIONAL GROUP                                            2.31%
  INSURANCE

MERCK & CO., INC                                                        2.21%
  PHARMACEUTICALS

INTEL CORP                                                              1.91%
  ELECTRONICS & COMPONENTS

JOHNSON & JOHNSON CO                                                    1.84%
  HEALTHCARE & EQUIPMENT


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

TELECOMMUNICATIONS                                                     11.48%
PHARMACEUTICALS                                                         9.92%
FINANCIAL SERVICES                                                      8.81%
RETAIL                                                                  8.65%
DATA PROCESSING & SOFTWARE                                              7.94%

REAL ESTATE FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Real Estate Fund offers access to the potential long-term returns of the real estate market. It is an attractive alternative to direct real estate investment through participation in a diversified portfolio of fully liquid real estate and real estate-related equities. In addition, as real estate returns do not correlate with other asset class returns, risk is spread across asset classes.

The fund seeks a total return through a combination of capital appreciation and income. The fund predominantly invests in companies that derive at least 50% of their revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.

PERFORMANCE

REAL ESTATE FUND

            [Linear graph plotted from data in table below.]

                                                  DOW JONES
                                                    EQUITY          MORGAN
                    REAL            S&P           REIT TOTAL       STANLEY
                 ESTATE FUND     500 INDEX       RETURN INDEX     REIT INDEX
                 ----------      ----------      ------------     ----------
   06/30/89      $10,000.00      $10,000.00
   07/31/89      $10,294.41      $10,902.10
   08/31/89      $10,343.47      $11,114.52
   09/29/89      $10,176.64      $11,069.26
   10/31/89       $9,656.53      $10,812.56
   11/30/89       $9,470.07      $11,032.17
   12/29/89       $9,440.63      $11,296.73
   01/31/90       $8,769.98      $10,538.75      $10,000.00
   02/28/90       $8,821.57      $10,674.25      $10,177.20
   03/30/90       $8,800.94      $10,956.89      $10,092.29
   04/30/90       $8,708.08      $10,683.95      $10,225.73
   05/31/90       $8,769.98      $11,723.57      $10,209.38
   06/29/90       $8,739.03      $11,644.54      $10,066.76
   07/31/90       $8,404.92      $11,607.33      $10,234.98
   08/31/90       $7,600.97      $10,559.43      $11,137.04
   09/28/90       $7,047.60      $10,046.29      $12,010.67
   10/31/90       $6,744.82      $10,003.81      $12,436.83
   11/30/90       $7,162.45      $10,649.19      $11,659.22
   12/31/90       $7,569.65      $10,945.54      $11,751.89
   01/31/91       $8,066.37      $11,421.03      $11,126.49
   02/28/91       $8,887.05      $12,236.80      $11,460.24
   03/28/91       $9,480.96      $12,532.83      $12,506.99
   04/30/91       $9,794.11      $12,562.62      $12,756.80
   05/31/91       $9,923.69      $13,102.71      $12,907.81
   06/28/91       $9,545.75      $12,502.88      $12,577.79
   07/31/91       $9,556.55      $13,085.15      $12,820.94
   08/30/91       $9,534.95      $13,394.25      $12,720.66
   09/30/91       $9,977.68      $13,170.01      $13,037.32
   10/31/91       $9,902.09      $13,346.68      $12,829.30
   11/29/91       $9,804.91      $12,810.38      $12,804.53
   12/31/91      $11,759.41      $14,272.98      $13,800.09
   01/31/92      $12,703.68      $14,007.33      $14,489.92
   02/28/92      $12,615.84      $14,188.66      $14,122.97
   03/31/92      $12,286.44      $13,913.03      $13,903.06
   04/30/92      $11,847.25      $14,321.10      $13,856.60
   05/29/92      $11,913.13      $14,391.12      $14,455.99
   06/30/92      $11,331.20      $14,177.10      $14,280.72
   07/31/92      $11,888.29      $14,755.80      $14,890.72
   08/31/92      $10,896.67      $14,454.36      $14,939.44
   09/30/92      $11,108.36      $14,624.27      $15,264.58
   10/30/92      $11,476.04      $14,674.47      $15,283.58
   11/30/92      $11,788.01      $15,172.77      $15,618.40
   12/31/92      $12,311.68      $15,358.91      $16,061.27
   01/29/93      $12,627.65      $15,487.19      $16,975.04
   02/26/93      $12,503.52      $15,698.19      $17,990.30
   03/31/93      $12,943.62      $16,029.20      $19,539.95
   04/30/93      $12,153.69      $15,641.77      $18,805.92
   05/28/93      $11,995.70      $16,059.15      $18,347.92
   06/30/93      $12,401.95      $16,106.02      $19,092.89
   07/30/93      $12,345.38      $16,041.17      $19,379.76
   08/31/93      $12,662.21      $16,648.48      $19,804.26
   09/30/93      $13,499.57      $16,520.81      $20,787.33
   10/29/93      $13,239.31      $16,862.33      $20,350.65
   11/30/93      $12,254.85      $16,701.61      $19,213.56
   12/31/93      $12,334.06      $16,903.53      $19,203.43
   01/31/94      $12,726.35      $17,477.66      $19,711.77
   02/28/94      $12,910.96      $17,003.71      $20,578.45
   03/31/94      $11,872.54      $16,263.82      $19,840.55
   04/29/94      $12,057.15      $16,472.18      $20,126.84
   05/31/94      $11,907.16      $16,741.45      $20,551.46
   06/30/94      $11,445.64      $16,331.77      $20,141.91
   07/29/94      $11,306.34      $16,867.67      $20,004.45
   08/30/94      $11,468.85      $17,557.64      $20,027.80
   09/30/94      $11,178.65      $17,128.64      $19,738.09
   10/31/94      $10,679.50      $17,512.90      $18,987.45
   11/30/94      $10,180.35      $16,875.90      $18,299.76
   12/30/94      $10,900.06      $17,125.90      $19,855.50     $10,000.00
   01/31/95      $10,535.54      $17,569.72      $19,300.52      $9,651.00
   02/28/95      $10,947.09      $18,253.77      $19,722.49      $9,812.50
   03/31/95      $10,817.75      $18,791.54      $19,757.53      $9,838.00
   04/28/95      $10,888.30      $19,344.47      $19,635.63      $9,741.50
   05/31/95      $11,370.39      $20,116.46      $20,482.08     $10,163.50
   06/30/95      $11,570.29      $20,582.90      $20,891.53     $10,386.50
   07/31/95      $11,782.80      $21,265.16      $21,159.14     $10,503.00
   08/31/95      $12,113.38      $21,318.25      $21,364.99     $10,589.00
   09/29/95      $12,325.90      $22,217.41      $21,809.63     $10,813.50
   10/31/95      $12,054.35      $22,138.03      $21,248.43     $10,475.50
   11/30/95      $12,207.83      $23,108.75      $21,447.35     $10,609.50
   12/29/95      $12,963.44      $23,553.89      $22,811.63     $11,290.50
   01/31/96      $13,023.57      $24,354.62      $23,153.49     $11,393.50
   02/29/96      $13,011.54      $24,581.19      $23,388.06     $11,528.00
   03/29/96      $13,155.85      $24,817.86      $23,386.72     $11,517.50
   04/30/96      $13,276.10      $25,183.42      $23,365.29     $11,512.50
   05/31/96      $13,528.64      $25,831.78      $23,953.18     $11,788.50
   06/28/96      $13,576.74      $25,930.26      $24,400.36     $12,009.50
   07/31/96      $13,527.24      $24,785.30      $24,489.76     $12,034.00
   08/30/96      $14,096.54      $25,308.89      $25,450.22     $12,505.00
   09/30/96      $14,504.96      $26,732.07      $25,984.09     $12,789.00
   10/31/96      $14,888.62      $27,469.07      $26,717.87     $13,132.50
   11/29/96      $15,495.06      $29,543.57      $27,960.94     $13,754.00
   12/31/96      $17,054.46      $28,958.34      $31,028.50     $15,343.00
   01/31/97      $17,254.08      $30,766.54      $31,245.81     $15,362.00
   02/28/97      $17,241.60      $31,008.09      $31,148.61     $15,303.50
   03/31/97      $17,291.51      $29,736.39      $31,203.05     $15,377.00
   04/30/97      $16,655.24      $31,510.04      $30,232.89     $14,877.50
   05/30/97      $17,104.37      $33,427.05      $31,125.37     $15,324.50
   06/30/97      $17,981.42      $34,923.75      $32,775.01     $16,134.50
   07/31/97      $18,765.42      $37,701.03      $33,654.78     $16,572.50
   08/29/97      $18,626.32      $35,590.54      $33,532.23     $16,460.50
   09/30/97      $20,434.58      $37,538.61      $36,710.72     $18,016.50
   10/31/97      $19,777.03      $36,286.33      $35,607.01     $17,529.50
   11/28/97      $20,067.87      $37,964.72      $36,354.41     $17,789.50
   12/31/97      $20,342.27      $38,616.25      $37,255.71     $18,193.50
   01/30/98      $20,015.01      $39,042.95      $36,914.33     $17,933.50
   02/27/98      $19,779.39      $41,857.26      $36,204.83     $17,645.00
   03/31/98      $20,250.64      $43,998.99      $37,047.04     $18,062.50
   04/30/98      $19,399.77      $44,441.43      $35,677.59     $17,423.00
   05/29/98      $19,007.06      $43,678.60      $35,386.86     $17,271.00
   06/30/98      $18,232.12      $45,451.50      $35,350.11     $17,269.00
   07/31/98      $17,579.07      $44,968.75      $32,894.99     $16,057.50
   08/31/98      $15,833.16      $38,473.88      $29,742.66     $14,545.00
   09/30/98      $16,352.93      $40,938.67      $31,656.05     $15,446.00
   10/30/98      $16,286.29      $44,265.70      $31,097.05     $15,154.00
   11/30/98      $16,779.41      $46,947.45      $31,526.38     $15,392.50
   12/31/98      $16,610.94      $49,651.02      $30,936.53     $15,118.00
   01/29/99      $16,452.74      $51,726.48      $30,193.48     $14,712.00
   02/26/99      $15,837.52      $50,119.11      $29,957.11     $14,470.00
   03/31/99      $15,819.94      $52,123.79      $29,728.21     $14,391.00
   04/30/99      $17,243.74      $54,142.26      $32,825.98     $15,782.50
   05/28/99      $17,314.05      $52,865.56      $33,405.50     $16,117.00
   06/30/99      $16,693.56      $55,797.12      $32,728.21     $15,817.00


   AVERAGE ANNUAL PERFORMANCE                    FOR THE PERIODS ENDED
                                                       JUNE 30, 1999
   --------------------------------------    -----------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
                                             --------  ---------  --------
   Real Estate Fund                            5.25%      7.84%    (8.44)%

   S&P 500 Index                              18.76%     27.85%     22.76%

   Dow Jones Equity REIT Total
     Return Index (from 1/31/90)                 n/a     10.20%    (7.42)%

   Morgan Stanley REIT Index
    (from 12/30/94)                              n/a        n/a    (8.41)%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE DOW JONES EQUITY REIT TOTAL RETURN INDEX IS AN INDEX COMPRISED OF REITS TRADED PUBLICLY ON THE NEW YORK, AMERICAN AND NASDAQ STOCK EXCHANGES. THE COMPONENTS OF THE INDEX USE THE EQUITY INVESTMENT STRUCTURE AND ALSO REINVEST ALL REGULAR CASH DIVIDENDS. THE MORGAN STANLEY REIT INDEX IS A TOTAL RETURN INDEX COMPOSED OF MOST OF THE ACTIVELY TRADED REITS AND IS DESIGNED TO BE A MEASURE OF REAL ESTATE EQUITY PERFORMANCE.

REAL ESTATE FUND

THE YEAR IN REVIEW

While real estate industry fundamentals showed continued strength over the past year, the weakness in real estate equity securities persisted. The group's lackluster performance was attributable to the market's general disinterest in value stocks and hard assets, the perception of a lack of growth in the industry and investors' beliefs that undisciplined management would continue to issue equity and dilute the present and future value of their companies. Real estate securities were also adversely affected by deflationary concerns.

Real estate stocks, however, performed well during the last quarter of the year. This improving performance is attributable to several factors. First, value stocks have started to regain favor. Second, Warren Buffet purchased interests in several real estate stocks. And finally, we have begun to see several buyouts of REITs by management and/or opportunity funds.

INVESTMENT HIGHLIGHTS

The fund holds a market weighting in residential real estate, an underweighting in retail real estate and an overweighting in office and industrial real estate. The market weighting in residential real estate reflects the stability in income of this sector. The underweighting in retail real estate is because of the rapidly changing environment caused by the e-commerce companies. Office real estate remains our favorite sector as we believe office rents are poised to increase in the next millennium.

Security selection remains paramount. We are positioned in large-capitalization, high-quality, well-managed companies that we expect will benefit more than the general industry from the REIT Modernization Act.

CURRENT OUTLOOK

We expect that "The Real Estate Investment Trust Modernization Act of 1999," currently before the House of Representatives, will be passed in the near future. The passage of this bill will allow REITs to enhance their growth rates, simplify their capital structures and become more competitive in the marketplace. Most importantly, it furthers the evolution of REITs as operating entities. This is an important event for the industry.

REAL ESTATE FUND


While real estate stocks performed poorly, the North American real estate industry has solid fundamentals, and the outlook for real estate securities remains positive. Rents are at higher levels, vacancy rates continue to decline, cash flows are growing and interest rates are low. Cash flow multiples are historically low in both relative and absolute terms, dividend yields are competitive with ten-year U.S. Treasuries, and shares are trading below their current net asset values.

                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

APARTMENT INVESTMENT & MANAGEMENT CO                                    5.36%
  RESIDENTIAL PROPERTIES

CRESCENT REAL ESTATE EQUITIES                                           5.26%
  OFFICE PROPERTY MANAGEMENT

EQUITY RESIDENT PROPERTY TRUST                                          5.02%
  RESIDENTIAL PROPERTIES

POST PROPERTIES, INC                                                    4.91%
  RESIDENTIAL PROPERTIES

SPIEKER PROPERTIES, INC                                                 4.88%
  OFFICE PROPERTY MANAGEMENT

MEDITRUST                                                               4.79%
  HEALTHCARE

EQUITY OFFICE PROPERTIES TRUST                                          4.64%
  OFFICE PROPERTY MANAGEMENT

BROOKFIELD PROPERTIES CORP                                              4.44%
  OFFICE PROPERTY MANAGEMENT

MANUFACTURED HOME COMMUNITIES, INC                                      4.35%
  RESIDENTIAL PROPERTIES

SIMON PROPERTY GROUP, INC                                               4.24%
  RETAIL PROPERTIES

REAL ESTATE FUND


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

OFFICE PROPERTY MANAGEMENT                                             34.74%
RESIDENTIAL PROPERTIES                                                 19.65%
RETAIL PROPERTIES                                                      10.43%
DIVERSIFIED                                                             6.29%
HOTEL & LODGING PROPERTIES                                              6.17%

                     PORTFOLIO PROFILE June 30, 1999

Country Distribution                                         % of Investments
  U.S                                                             81.57%
  Canada                                                          11.38%
  U.S. Repurchase Agreements                                       7.05%
Number of Stocks                                                  25

CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks capital appreciation by focusing on the economic growth in the Greater China Region, including China, Hong Kong, Singapore and Taiwan. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

CHINA REGION OPPORTUNITY FUND

             [Linear graph plotted from data in tble below.]

                                         INTERNATIONAL
                      CHINA REGION          FINANCE
                       OPPORTUNITY        CORPORATION          HANG SENG
                         FUND             CHINA INDEX          100 INDEX
                      ----------          ----------           ----------
   02/09/94           $10,000.00          $10,000.00           $10,000.00
   02/28/94            $9,465.73           $9,499.49            $9,062.60
   03/31/94            $8,155.24           $7,780.03            $7,860.97
   04/29/94            $8,094.61           $7,383.05            $7,805.39
   05/31/94            $8,417.99           $7,811.94            $8,316.83
   06/30/94            $7,852.07           $6,846.73            $7,624.61
   07/29/94            $8,267.47           $7,713.08            $8,255.24
   08/31/94            $8,774.06           $8,243.17            $8,644.01
   09/30/94            $8,834.85           $8,451.00            $8,288.69
   10/31/94            $8,662.41           $8,348.25            $8,397.52
   11/30/94            $7,698.79           $7,095.04            $7,370.28
   12/30/94            $7,191.63           $6,089.36            $7,130.69
   01/31/95            $6,430.88           $5,174.75            $6,392.13
   02/28/95            $6,735.18           $5,760.10            $7,249.51
   03/31/95            $6,714.89           $5,854.28            $7,476.02
   04/28/95            $6,441.02           $5,129.60            $7,278.68
   05/31/95            $7,019.19           $5,897.87            $8,189.57
   06/30/95            $6,846.75           $5,744.53            $8,014.73
   07/31/95            $7,072.58           $6,006.85            $8,229.65
   08/31/95            $6,990.46           $5,728.96            $7,991.51
   09/29/95            $6,939.14           $5,605.20            $8,397.60
   10/31/95            $6,692.41           $5,291.51            $8,516.04
   11/30/95            $6,312.05           $4,786.33            $8,542.98
   12/29/95            $6,178.40           $4,534.13            $8,769.37
   01/31/96            $6,642.56           $4,977.82            $9,889.16
   02/29/96            $6,766.33           $5,304.74            $9,685.44
   03/29/96            $6,580.67           $5,025.30            $9,538.77
   04/30/96            $6,549.73           $4,962.25            $9,545.15
   05/31/96            $6,621.93           $5,097.69            $9,806.49
   06/28/96            $6,704.44           $5,109.36            $9,594.22
   07/31/96            $6,621.03           $4,970.81            $9,298.69
   08/30/96            $6,631.46           $5,142.06            $9,714.46
   09/30/96            $6,662.74           $5,120.26           $10,361.63
   10/31/96            $6,683.69           $5,071.22           $10,862.31
   11/29/96            $7,207.49           $5,548.38           $11,660.06
   12/31/96            $7,898.91           $6,389.04           $11,710.13
   01/31/97            $7,877.95           $6,333.00           $11,597.25
   02/28/97            $8,097.95           $6,430.29           $11,664.23
   03/31/97            $7,982.71           $6,302.64           $10,911.72
   04/30/97            $8,454.13           $7,219.58           $11,232.94
   05/30/97            $8,894.13           $7,121.51           $12,847.38
   06/30/97            $9,009.36           $7,205.57           $13,229.53
   07/31/97            $9,679.83           $8,320.23           $14,247.13
   08/29/97            $9,795.06           $9,643.50           $12,305.41
   09/30/97            $9,239.83           $7,651.59           $13,101.14
   10/31/97            $7,018.92           $6,274.62            $9,248.51
   11/28/97            $6,337.98           $4,963.03            $9,164.19
   12/31/97            $6,125.32           $4,863.39            $9,334.68
   01/30/98            $4,784.09           $3,457.62            $8,054.62
   02/27/98            $6,114.76           $4,755.97            $9,994.49
   03/31/98            $6,114.76           $4,464.86           $10,027.56
   04/30/98            $5,618.40           $3,914.53            $9,039.49
   05/29/98            $4,984.74           $3,614.85            $7,777.96
   06/30/98            $4,319.41           $3,234.22            $7,437.18
   07/31/98            $3,654.07           $2,512.65            $6,908.84
   08/31/98            $3,009.85           $1,952.21            $6,333.27
   09/30/98            $3,654.07           $2,601.39            $6,862.93
   10/30/98            $4,150.43           $2,583.48            $8,840.36
   11/30/98            $4,277.16           $2,621.62            $9,055.72
   12/31/98            $4,087.07           $2,388.11            $8,747.77
   01/29/99            $3,576.18           $2,084.53            $8,276.21
   02/26/99            $3,554.90           $2,102.44            $8,582.29
   03/31/99            $3,938.06           $2,204.41            $9,525.71
   04/30/99            $4,757.60           $2,833.35           $11,607.19
   05/28/99            $4,640.52           $2,755.51           $10,574.65
   06/30/99            $5,939.02           $3,770.53           $11,780.37


   AVERAGE ANNUAL PERFORMANCE                  FOR THE PERIODS ENDED
                                                     JUNE 30, 1999
   ------------------------------------    ------------------------------
                                           INCEPTION  FIVE YEAR  ONE YEAR
                                           ---------  ---------  --------
   China Region Opportunity Fund
     (Inception 2/10/94)                    (9.22)%    (5.43)%    37.50%

   Hang Seng 100 Index                        3.07%      9.09%    58.40%

   International Finance Corporation
     China Index                           (16.49)%   (11.25)%    16.58%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE HANG SENG 100 INDEX IS A CAPITALIZATION-WEIGHTED INDEX. THE INDEX IS COMPRISED OF THE 100 HIGHEST COMPANIES IN TERMS OF MARKET CAPITALIZATION AND TURNOVER, LISTED ON THE STOCK EXCHANGE OF HONG KONG LIMITED. THE INTERNATIONAL FINANCE CORPORATION CHINA INDEX IS ONE GLOBAL INDEX IN A SERIES REPRESENTING A LARGE PART OF THE MARKET AND SHOWS TRENDS IN THE MARKETS FROM THE PERSPECTIVE OF LOCAL INVESTORS.

CHINA REGION OPPORTUNITY FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

The Asian markets have started to show positive signs of recovery. Last year at this time property prices in Hong Kong were extremely depressed, and a wave of financial meltdowns had swept across many of the largest banks in the region.

The state of the Asian economies has improved in the last twelve months. The Hong Kong market gained over 28%, and the Shanghai and Shenzhen B-share markets gained 44% and 45%, respectively. These returns outperformed returns in the United States, where the S&P 500 Index returned approximately 23% for the same period. The China Region Opportunity Fund provided a return of approximately 38% for the year ended June 30, 1999. Much of the portfolio performance came in the second quarter of 1999, in which the portfolio rose approximately 51%.

INVESTMENT HIGHLIGHTS

We were able to capture strong returns in the second quarter of 1999 due to our top-down and bottom-up investment discipline. Our top-down analysis favored greater regional exposure to the B-share or mainland Chinese market in the Shanghai and Shenzhen markets. Favorable government reforms in mainland China provided investors with the confidence needed to create greater interest in the mainland shares. The announcement to lower stock transaction fees and an interest rate cut provided a catalyst for the market. It is estimated that 8% of the Chinese population, or 100 million people, have retail stock accounts, and they continue to invest more of their disposable income in the market.

CURRENT OUTLOOK

It may be too early to say that the China region has fully recovered and that current government reforms will be enough to stimulate sustainable consumption. With stellar returns in the second quarter of 1999, we are aware the markets may fall victim to some short-term profit taking. Every market in an overbought state is expected to correct at some point.

At this time, our bottom-up approach has identified stocks with strong financial fundamentals and sustainable earnings. We believe the cyclical stocks will stand to benefit from the recent announcement of increased government spending on infrastructure projects.

CHINA REGION OPPORTUNITY FUND


                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

   HSBC HOLDINGS LTD                                                    7.85%
     BANKING & FINANCIAL SERVICES

   GUANGDONG KELON ELECTRONICS HOLDINGS                                 5.28%
     HOUSEHOLD APPLIANCES

   LI & FUNG LTD                                                        3.22%
     APPAREL

   HUTCHINSON WHAMPOA                                                   3.12%
     CONGLOMERATES

   CHINA INTERNATIONAL MARINE CONTAINER                                 2.74%
     WATER TRANSPORTATION & SERVICES

   SHANGHAI DAZHONG, GROUP B                                            2.74%
     MOTOR VEHICLES & TRANSPORTATION

   CITIC PACIFIC LTD                                                    2.61%
     CONGLOMERATES

   HUANENG POWER INTERNATIONAL, INC                                     2.46%
     UTILITIES

   CHINA RESOURCES ENTERPRISE LTD                                       2.19%
     REAL ESTATE DEVELOPERS

   SHANGHAI PETROCHEMICAL                                               2.05%
     CHEMICALS & ALLIED PRODUCTS


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

   CONGLOMERATES                                                        9.98%
   BANKING & FINANCIAL SERVICES                                         9.94%
   REAL ESTATE DEVELOPERS                                               7.50%
   CHEMICAL & ALLIED PRODUCTS                                           6.73%
   HOUSEHOLD APPLIANCES                                                 6.70%

CHINA REGION OPPORTUNITY FUND


                     PORTFOLIO PROFILE June 30, 1999

   COUNTRY DISTRIBUTION                                      % OF INVESTMENTS
     Hong Kong                                                         48.94%
     Republic of China                                                 26.06%
     Taiwan                                                             4.20%
     Other Foreign                                                      2.00%
     U.S. Repurchase Agreements                                        18.80%
   NUMBER OF STOCKS                                                       78

GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

GLOBAL RESOURCES FUND

            [Linear graph plotted from data in table below.]

                                                                MICROPAL US:
                                                  DOW JONES       EQUITY
                      GLOBAL                        BASIFC        NATURAL
                     RESOURCES         S&P       MATERIALS AND   RESOURCES
                       FUND         500 INDEX    ENERGY INDEX    FUND INDEX
                    ----------      ----------   ------------    ----------
     6/30/89        $10,000.00      $10,000.00                   $10,000.00
     7/31/89        $10,563.38      $10,902.10                   $10,545.98
     8/31/89        $11,126.76      $11,114.52                   $10,992.68
     9/29/89        $11,126.76      $11,069.26                   $10,930.78
    10/31/89        $10,845.07      $10,812.56                   $10,550.08
    11/30/89        $11,830.99      $11,032.17                   $11,104.31
    12/29/89        $11,690.14      $11,296.73                   $11,648.27
     1/31/90        $11,374.19      $10,538.75                   $11,160.92
     2/28/90        $11,058.24      $10,674.25                   $11,371.54
     3/30/90        $10,742.29      $10,956.89                   $11,486.79
     4/30/90         $9,636.47      $10,683.95                   $10,896.12
     5/31/90        $10,268.37      $11,723.57                   $11,762.87
     6/29/90         $9,952.42      $11,644.54                   $11,509.52
     7/31/90        $10,742.29      $11,607.33                   $12,084.28
     8/31/90        $10,584.32      $10,559.43                   $11,682.04
     9/28/90        $10,426.34      $10,046.29                   $11,466.97
    10/31/90         $9,494.29      $10,003.81                   $10,780.57
    11/30/90         $9,510.09      $10,649.19                   $10,882.29
    12/31/90         $9,826.04      $10,945.54                   $10,772.27
     1/31/91         $9,177.79      $11,421.03                   $10,579.75
     2/28/91         $9,604.27      $12,236.80                   $11,487.56
     3/28/91         $9,501.91      $12,532.83                   $11,341.21
     4/30/91         $9,604.27      $12,562.62                   $11,387.50
     5/31/91        $10,116.04      $13,102.71                   $11,666.37
     6/28/91        $10,640.48      $12,502.88                   $11,105.26
     7/31/91        $10,252.51      $13,085.15                   $11,543.46
     8/30/91        $10,167.22      $13,394.25                   $11,715.81
     9/30/91        $10,150.16      $13,170.01                   $11,498.24
    10/31/91        $10,440.16      $13,346.68                   $11,754.14
    11/29/91        $10,098.98      $12,810.38                   $11,016.36
    12/31/91        $10,320.75      $14,272.98                   $11,157.78
     1/31/92        $10,373.95      $14,007.33                   $11,093.92
     2/28/92        $10,480.35      $14,188.66                   $11,168.70
     3/31/92        $10,196.62      $13,913.03                   $10,774.76
     4/30/92        $11,921.45      $14,321.10                   $11,156.41
     5/29/92        $10,586.75      $14,391.12                   $11,510.83
     6/30/92        $10,249.82      $14,177.10                   $11,125.08
     7/31/92        $10,373.95      $14,755.80                   $11,627.38
     8/31/92        $10,072.49      $14,454.36                   $11,604.53
     9/30/92        $10,054.75      $14,624.27                   $11,702.16
    10/30/92         $9,930.62      $14,674.47                   $11,478.24
    11/30/92         $9,895.15      $15,172.77                   $11,331.72
    12/31/92        $10,037.02      $15,358.91   $10,000.00      $11,461.63
     1/29/93         $9,822.71      $15,487.19   $10,181.08      $11,677.05
     2/26/93        $10,001.30      $15,698.19   $10,641.92      $12,257.93
     3/31/93        $10,447.79      $16,029.20   $10,930.74      $12,919.16
     4/30/93        $10,626.38      $15,641.77   $11,143.74      $13,232.92
     5/28/93        $10,769.26      $16,059.15   $11,342.02      $13,707.45
     6/30/93        $10,912.13      $16,106.02   $11,185.46      $13,805.25
     7/30/93        $11,019.29      $16,041.17   $11,268.36      $13,844.95
     8/31/93        $11,376.48      $16,648.48   $11,691.95      $14,448.26
     9/30/93        $11,322.90      $16,520.81   $11,600.02      $14,071.30
    10/29/93        $11,822.97      $16,862.33   $11,516.40      $14,267.73
    11/30/93        $11,287.18      $16,701.61   $11,200.90      $13,481.58
    12/31/93        $11,894.40      $16,903.53   $11,382.83      $13,802.22
     1/31/94        $12,461.67      $17,477.66   $12,111.06      $14,434.32
     2/28/94        $12,022.50      $17,003.71   $11,793.65      $14,092.43
     3/31/94        $11,327.13      $16,263.82   $11,321.59      $13,336.00
     4/29/94        $11,070.94      $16,472.18   $11,581.83      $13,660.63
     5/31/94        $11,070.94      $16,741.45   $11,837.63      $13,892.25
     6/30/94        $10,503.67      $16,331.77   $11,556.99      $13,813.92
     7/29/94        $13,410.89      $16,867.67   $12,052.13      $14,246.96
     8/31/94        $11,144.14      $17,557.64   $12,305.80      $14,390.64
     9/30/94        $11,583.32      $17,128.64   $12,143.22      $14,464.76
    10/31/94        $11,400.33      $17,512.90   $12,468.09      $14,556.09
    11/30/94        $10,741.56      $16,875.90   $11,711.24      $13,506.80
    12/30/94        $10,741.56      $17,125.90   $11,812.96      $13,466.62
     1/31/95        $10,181.30      $17,569.72   $11,732.27      $12,954.00
     2/28/95        $10,297.22      $18,253.77   $12,400.29      $13,412.98
     3/31/95        $10,587.01      $18,791.54   $12,968.09      $14,079.19
     4/28/95        $10,876.80      $19,344.47   $13,269.80      $14,610.28
     5/31/95        $11,012.03      $20,116.46   $13,767.64      $14,865.23
     6/30/95        $11,127.95      $20,582.90   $13,710.32      $14,864.63
     7/31/95        $11,437.06      $21,265.16   $14,103.06      $15,338.63
     8/31/95        $11,610.93      $21,318.25   $13,921.33      $15,430.50
     9/29/95        $11,572.29      $22,217.41   $14,083.60      $15,385.57
    10/31/95        $11,050.67      $22,138.03   $13,694.25      $14,624.70
    11/30/95        $11,166.59      $23,108.75   $14,452.23      $15,301.30
    12/29/95        $11,707.53      $23,553.89   $14,926.06      $16,038.02
     1/31/96        $12,138.24      $24,354.62   $15,313.82      $16,615.10
     2/29/96        $12,275.29      $24,581.19   $15,401.84      $16,924.11
     3/29/96        $12,960.51      $24,817.86   $16,311.93      $17,770.62
     4/30/96        $13,724.04      $25,183.42   $16,636.56      $18,750.18
     5/31/96        $13,939.40      $25,831.78   $16,552.89      $19,044.71
     6/28/96        $13,665.31      $25,930.26   $16,379.29      $18,714.04
     7/31/96        $13,077.98      $24,785.30   $15,763.99      $17,889.37
     8/30/96        $13,547.84      $25,308.89   $16,259.15      $18,987.03
     9/30/96        $14,096.02      $26,732.07   $16,895.85      $19,408.32
    10/31/96        $14,761.67      $27,469.07   $17,604.54      $20,184.62
    11/29/96        $15,544.78      $29,543.57   $18,458.65      $21,040.03
    12/31/96        $15,701.40      $28,958.34   $18,380.24      $21,097.78
     1/31/97        $16,278.01      $30,766.54   $19,227.07      $21,538.18
     2/28/97        $15,390.92      $31,008.09   $18,731.70      $20,763.25
     3/31/97        $15,280.04      $29,736.39   $19,204.28      $20,331.86
     4/30/97        $14,880.85      $31,510.04   $19,432.75      $20,058.16
     5/30/97        $16,300.18      $33,427.05   $20,701.68      $21,724.94
     6/30/97        $16,278.01      $34,923.75   $21,250.42      $21,766.78
     7/31/97        $17,630.81      $37,701.03   $22,908.76      $23,046.34
     8/29/97        $18,606.60      $35,590.54   $22,404.03      $23,436.36
     9/30/97        $20,247.71      $37,538.61   $23,444.38      $24,962.00
    10/31/97        $19,183.21      $36,286.33   $22,655.39      $23,584.92
    11/28/97        $16,100.59      $37,964.72   $22,330.60      $21,681.76
    12/31/97        $15,268.95      $38,616.25   $22,128.63      $21,488.24
     1/30/98        $13,456.08      $39,042.95   $21,218.38      $20,665.36
     2/27/98        $13,762.48      $41,857.26   $22,695.43      $21,446.42
     3/31/98        $13,736.95      $43,998.99   $23,660.96      $22,156.07
     4/30/98        $13,379.48      $44,441.43   $24,766.29      $22,806.67
     5/29/98        $12,179.41      $43,678.60   $23,852.30      $21,043.85
     6/30/98        $11,413.41      $45,451.50   $23,366.90      $19,825.17
     7/31/98        $10,519.74      $44,968.75   $21,850.81      $17,801.26
     8/31/98         $8,834.54      $38,473.88   $19,401.14      $14,472.93
     9/30/98         $9,779.28      $40,938.67   $21,740.55      $16,779.41
    10/30/98        $10,136.74      $44,265.70   $22,228.86      $17,317.98
    11/30/98         $9,855.88      $46,947.45   $22,482.23      $16,627.66
    12/31/98         $9,387.82      $49,651.02   $22,116.71      $16,295.10
     1/29/99         $8,923.89      $51,726.48   $21,242.55      $15,533.46
     2/26/99         $8,842.02      $50,119.11   $20,769.32      $15,071.16
     3/31/99         $9,715.30      $52,123.79   $23,135.72      $17,367.46
     4/30/99        $11,325.42      $54,142.26   $26,192.98      $20,278.92
     5/28/99        $10,779.62      $52,865.56   $26,886.91      $19,572.96
     6/30/99        $10,943.36      $55,797.12   $26,354.22      $20,539.81


    AVERAGE ANNUAL PERFORMANCE                   FOR THE PERIODS ENDED
                                                       JUNE 30, 1999
    -------------------------------------    -----------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
                                             --------  ---------  --------

    Global Resources Fund                      0.91%      0.82%    (4.12)%

    S&P 500 Index                             18.76%     27.85%     22.76%

    Dow Jones Basic Materials
    and Energy Index (from 12/31/92)            n/a      17.92%     12.78%

    Micropal US: Equity Natural
    Resources Fund Index                       7.46%      8.26%      3.60%

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE DOW JONES BASIC MATERIALS AND ENERGY INDEX IS A COMBINATION OF THE DOW
    JONES BASIC MATERIALS INDEX AND THE DOW JONES ENERGY INDEX ALLOCATED BASED ON THEIR RESPECTIVE MARKET CAPITALIZATION WEIGHTINGS. THE MICROPAL US: EQUITY NATURAL RESOURCES FUND INDEX IS COMPOSED OF FUNDS THAT INVEST THE MAJORITY OF THEIR PORTFOLIOS IN EQUITY SHARES OF NATURAL RESOURCE COMPANIES.

GLOBAL RESOURCES FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

Although the Dow Jones Basic Materials and Energy Index was up almost 13%, this was a somber year for the resources sector. These index gains were all made in the first and second quarter of 1999.

Prior to that, the majority of commodities were at multi-year lows. The CRB/Bridge Index reached a twenty-year low, oil went below ten dollars a barrel, gold broke south through the $300 dollar mark, and then down further to hit a twenty-three year low. Steel and the base metals saw supplies build dramatically as demand declined. A similar picture was seen in the paper and forest products sectors, with demand for lumber, pulp and newsprint all falling sharply. The chemicals sector was the only sector to survive this period relatively unscathed.

Commodities, as the building blocks of any economy, require a stable financial environment to stimulate demand. An overview of the global financial community indicates that 1998-1999 was anything but stable. The Asian crisis, the Brazilian market crisis, Chinese issues, the floatation of the EMU, central bank gold sales and the Long Term Capital Management incident all contributed to a global credit tightening, which restricted capital spending on development. Consequently, the market for commodities shrunk.

This affected U.S. producers in two ways. First, a significant portion of U.S. production goes overseas, and these markets evaporated. Second, overseas production that is sold in the U.S. became cheaper and more plentiful, thereby taking more of the market share. Both of these combined to lower the margins and profitability of the U.S. producers, which was reflected in their share prices.

GLOBAL RESOURCES FUND


INVESTMENT HIGHLIGHTS

The top-down view at the start of the year showed a bleak commodity outlook, with an abundant supply of cheap raw materials and only the U.S. market purchasing these materials. Commodity prices fell steadily, with few exceptions, until March 1999 when the first signs of a turn in Asia and supply cutbacks were announced. Up until that point, we had maintained a defensive position to protect the fund on the downside.

As the OPEC production cuts were introduced, we increased our exposure to the oil sector. In basic materials, we overweighted the paper and forest products, chemicals and aluminum sectors because we believed that these sectors had more positive fundamentals. The remaining sectors were either weighted to the Dow Jones Basic Materials and Energy Index or underweighted with the most attractive stocks selected from the group through bottom-up analysis.

This strategy worked well for us during the second quarter of 1999, with strong earnings surprises coming in these sectors on the basis of continued GDP growth in the U.S. and positive GDP growth in Europe and Asia.

CURRENT OUTLOOK

The top-down picture for the commodities sector indicates that there will be a steady rise in earnings growth through the upcoming quarters as we move out of the current trough.

Although commodity prices have rallied in the last few months, this increase came too late to be reflected in the first quarter earnings and will be understated in the second quarter of 1999. The continued growth in the U.S. economy and the indicated recovery in Asia and Latin America should place continued upside pressure on commodity prices, as they still have significant room to move. Consensus earnings estimates for the basic materials and energy sectors show much stronger growth trends for the second half of 1999.

GLOBAL RESOURCES FUND


                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

   EXXON CORP                                                          19.10%
     PETROLEUM PRODUCTION & REFINING

   MOBIL CORP                                                           8.72%
     PETROLEUM PRODUCTION & REFINING

   E.I. DU PONT DE NEMOURS & CO                                         6.78%
     CHEMICALS & ALLIED PRODUCTS

   CHEVRON CORP                                                         6.36%
     PETROLEUM PRODUCTION & REFINING

   SCHLUMBERGER LTD                                                     3.48%
     OIL & GAS FIELD EXTRACTION

   ENRON CORP                                                           3.29%
     NATURAL GAS PRODUCTION & DISTRIBUTION

   ALCOA, INC                                                           3.26%
     METAL & MINERAL MINING

   DOW CHEMICAL CO                                                      3.00%
     CHEMICALS & ALLIED PRODUCTS

   TEXACO, INC                                                          2.88%
     PETROLEUM PRODUCTION & REFINING

   WILLIAMS COMPANIES, INC                                              2.25%
     NATURAL GAS PRODUCTION & DISTRIBUTION


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

   PETROLEUM PRODUCTION & REFINING                                     40.93%
   CHEMICALS & ALLIED PRODUCTS                                         16.62%
   OIL & GAS EXTRACTION                                                 9.10%
   PAPER PRODUCTS                                                       6.94%
   NATURAL GAS PRODUCTION & DISTRIBUTION                                6.41%

GLOBAL RESOURCES FUND


PORTFOLIO PROFILE                                     June 30, 1999

   COUNTRY DISTRIBUTION                          % OF INVESTMENTS
       U.S.                                                90.65%
       Netherlands Antilles                                 3.48%
       United Kingdom                                       1.85%
       Other Foreign                                        4.01%
       U.S. Repurchase Agreements                           0.01%
   NUMBER OF STOCKS                                           64

GOLD FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Gold Shares Fund's primary objective is capital appreciation and protection against inflation and monetary instability. It also pursues current income as a secondary objective. The fund focuses on the larger companies producing gold and precious minerals.

The World Gold Fund focuses on all types of gold and precious minerals companies, including the smaller production and exploration companies. The fund seeks long-term growth of capital, plus protection against inflation and monetary instability.

PERFORMANCE

WORLD GOLD FUND

            [Linear graph plotted from data in table below.]

                                           TORONTO
                                            STOCK                 ACCOLADE
                                           EXCHANGE               STOCK
                                            GOLD &               EXCHANGE
                       WORLD               PRECIOUS               GOLD &
                     GOLD FUND          MINERALS INDEX         SILVER INDEX
                     ----------           ----------            ----------
    6/30/89          $10,000.00           $10,000.00            $10,000.00
    7/31/89          $10,427.35           $10,512.56            $10,324.53
    8/31/89          $10,769.23           $10,939.36            $11,048.25
    9/29/89          $10,940.17           $11,088.54            $11,228.91
   10/31/89          $10,940.17           $11,429.46            $11,409.56
   11/30/89          $12,478.63           $13,218.77            $12,912.16
   12/29/89          $12,051.28           $12,924.72            $12,973.82
    1/31/90          $12,309.52           $13,631.25            $14,093.47
    2/28/90          $11,706.96           $12,589.99            $13,059.28
    3/30/90          $10,932.23           $12,159.26            $12,192.77
    4/30/90           $9,554.95           $10,567.39            $10,760.49
    5/31/90           $9,985.35           $11,457.75            $11,615.10
    6/29/90           $9,296.70           $10,864.92            $10,974.69
   07/31/90           $9,899.27           $11,709.83            $11,786.02
   08/31/90           $9,727.11           $11,687.42            $11,688.66
   09/28/90           $9,641.03           $11,645.74            $11,720.03
   10/31/90           $8,031.32            $9,768.24             $9,712.25
   11/30/90           $7,996.89            $9,517.12             $9,221.12
   12/31/90           $8,694.14           $10,416.28            $10,497.62
   01/31/91           $7,497.62            $8,735.68             $8,687.80
   02/28/91           $7,919.41            $9,529.96             $9,303.33
   03/28/91           $7,867.77            $9,529.96             $9,118.35
   04/30/91           $7,704.21            $8,969.96             $8,715.92
   05/31/91           $8,048.53            $9,266.38             $8,905.24
   06/28/91           $8,642.49            $9,802.19             $9,753.35
   07/31/91           $8,668.32            $9,732.40             $9,514.28
   08/30/91           $7,807.51            $8,697.49             $8,211.81
   09/30/91           $7,928.02            $8,557.75             $8,527.69
   10/31/91           $8,728.57            $9,400.53             $8,967.98
   11/29/91           $8,780.22            $9,480.25             $9,101.04
   12/31/91           $8,401.47            $9,089.21             $8,739.72
   01/31/92           $8,608.06            $9,006.16             $9,036.13
   02/28/92           $8,487.55            $8,752.89             $8,805.71
   03/31/92           $7,893.59            $8,088.47             $7,793.16
   04/30/92           $7,144.69            $7,767.90             $7,564.91
   05/29/92           $7,704.21            $8,402.98             $8,115.53
   06/30/92           $8,177.66            $8,732.00             $8,494.16
   07/31/92           $8,642.49            $9,567.71             $8,938.77
   08/31/92           $8,435.90            $9,565.69             $8,532.02
   09/30/92           $8,435.90            $9,404.54             $8,702.94
   10/30/92           $8,091.58            $9,254.53             $8,179.36
   11/30/92           $7,454.58            $8,315.25             $7,119.21
   12/31/92           $8,005.49            $8,897.45             $7,713.11
   01/29/93           $7,626.74            $8,756.97             $7,737.99
   02/26/93           $8,246.52            $9,923.12             $8,219.39
   03/31/93           $9,202.01           $11,119.88             $9,392.04
   04/30/93          $10,544.87           $12,952.26            $10,689.10
   05/28/93          $11,965.20           $14,521.84            $12,019.69
   06/30/93          $12,559.16           $15,722.05            $12,596.28
   07/30/93          $14,934.98           $17,026.28            $13,944.18
   08/31/93          $13,747.07           $15,709.44            $12,750.97
   09/30/93          $12,025.46           $13,743.22            $11,262.44
   10/29/93          $14,005.31           $16,440.42            $13,354.61
   11/30/93          $13,747.07           $16,241.41            $12,841.84
   12/31/93          $15,193.22           $17,545.54            $14,269.80
   01/31/94          $15,718.32           $17,712.25            $14,262.22
   02/28/94          $14,900.55           $16,555.36            $13,889.01
   03/31/94          $14,926.37           $16,946.79            $14,463.44
   04/29/94          $13,729.85           $14,978.71            $12,378.84
   05/31/94          $14,384.07           $16,094.99            $13,016.01
   06/30/94          $13,454.40           $15,047.24            $12,467.55
   07/29/94          $13,471.61           $14,968.73            $12,088.92
   08/30/94          $13,858.97           $15,716.66            $12,821.29
   09/30/94          $14,934.98           $17,815.31            $14,304.41
   10/31/94          $14,117.22           $16,101.14            $12,701.21
   11/30/94          $12,335.35           $13,929.95            $11,109.91
   12/30/94          $12,619.41           $14,943.14            $11,827.13
   01/31/95          $11,291.05           $13,086.14            $10,534.40
   02/28/95          $11,532.57           $14,013.62            $11,232.15
   03/31/95          $12,860.93           $15,902.36            $13,194.50
   04/28/95          $13,214.59           $15,957.00            $12,649.29
   05/31/95          $13,188.71           $16,646.68            $12,981.39
   06/30/95          $13,637.25           $16,776.20            $13,001.95
   07/31/95          $14,232.42           $16,746.97            $12,840.76
   08/31/95          $14,620.58           $17,067.37            $13,269.15
   09/29/95          $14,611.95           $17,253.07            $13,435.74
   10/31/95          $13,111.08           $15,165.40            $11,594.55
   11/30/95          $14,232.42           $16,835.50            $13,101.47
   12/29/95          $14,629.20           $16,817.29            $13,026.83
   01/31/96          $16,992.65           $19,304.77            $15,258.55
   02/29/96          $17,449.81           $20,017.67            $15,584.16
   03/29/96          $18,381.39           $20,178.46            $15,559.28
   04/30/96          $18,950.69           $20,003.00            $15,514.93
   05/31/96          $20,882.84           $21,258.59            $16,106.66
   06/28/96          $18,321.01           $17,891.84            $13,388.14
   07/31/96          $17,751.71           $17,981.94            $13,451.97
   08/30/96          $19,373.34           $18,950.34            $13,473.60
   09/30/96          $18,804.05           $17,948.35            $12,459.97
   10/31/96          $18,312.38           $18,230.35            $12,505.41
   11/29/96          $18,019.11           $18,786.94            $13,001.95
   12/31/96          $17,484.31           $18,266.70            $12,629.81
   01/31/97          $16,507.89           $17,477.88            $11,921.25
   02/28/97          $18,186.97           $18,710.50            $13,247.51
   03/31/97          $16,015.12           $15,177.71            $11,263.52
   04/30/97          $15,230.33           $13,950.97            $10,153.61
   05/30/97          $16,051.62           $15,106.57            $11,284.08
   06/30/97          $14,564.18           $13,382.37            $10,341.84
   07/31/97          $13,861.52           $13,331.38            $10,592.82
   08/29/97          $14,190.04           $13,137.68            $10,695.59
   09/30/97          $14,792.31           $14,570.72            $11,845.52
   10/31/97          $12,310.20           $11,928.29             $9,509.95
   11/28/97           $9,764.20            $8,889.50             $7,661.19
   12/31/97          $10,301.69            $9,945.58             $8,025.75
   01/30/98          $11,188.65           $10,397.04             $8,110.13
   02/27/98          $10,597.35           $10,159.74             $8,162.05
   03/31/98          $11,318.00           $10,896.40             $8,834.92
   04/30/98          $11,789.20           $11,681.80             $9,512.12
   05/29/98          $10,116.91            $9,992.62             $8,082.00
   06/30/98           $9,109.84            $9,257.70             $7,758.55
   07/31/98           $8,472.33            $8,014.59             $6,806.58
   08/31/98           $6,624.50            $6,060.74             $5,288.84
   09/30/98           $9,146.79            $9,605.86             $8,112.29
   10/30/98           $9,026.68            $9,733.33             $8,155.56
   11/30/98           $8,426.14            $9,118.07             $7,676.33
   12/31/98           $8,677.44            $8,660.36             $7,028.34
   01/29/99           $8,307.40            $8,425.57             $6,843.36
   02/26/99           $8,131.63            $7,926.39             $6,551.28
   03/31/99           $7,965.12            $7,719.47             $6,464.73
   04/30/99           $8,917.97            $9,148.31             $7,942.45
   05/28/99           $7,289.79            $7,570.50             $6,584.81
   06/30/99           $7,206.53            $8,036.85             $7,240.37


   AVERAGE ANNUAL PERFORMANCE                    FOR THE PERIODS ENDED
                                                      JUNE 30, 1999
   --------------------------------          -----------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
                                             --------  ---------  --------
   World Gold Fund                           (3.22)%   (11.74)%   (20.89)%
   Toronto Stock Exchange
     Gold & Precious Minerals Index          (2.16)%   (11.79)%   (13.19)%
   Philadelphia Stock Exchange
     Gold & Silver Index                     (3.18)%   (10.30)%    (6.68)%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE TORONTO STOCK EXCHANGE GOLD & PRECIOUS MINERALS INDEX (TSE) IS A CAPITALIZATION-WEIGHTED INDEX DESIGNED TO MEASURE THE PERFORMANCE OF THE GOLD AND SILVER SECTOR OF THE TSE 300 INDEX. THE PHILADELPHIA STOCK EXCHANGE GOLD & SILVER INDEX (XAU) IS A CAPITALIZATION-WEIGHTED INDEX WHICH INCLUDES THE LEADING COMPANIES INVOLVED IN THE MINING OF GOLD AND SILVER.

GOLD FUNDS


GOLD SHARES FUND

            [Linear Graph Plotted From Data in Table Below.]

                                            FINANCIAL            JOHANNES-
                       GOLD                 TIMES GOLD           BURG ALL
                    SHARES FUND            MINES INDEX          GOLD INDEX
                    ----------             -----------          ----------
    6/30/89         $10,000.00                                  $10,000.00
    7/31/89         $10,212.20                                  $10,997.79
    8/31/89         $10,132.63                                  $10,379.61
    9/29/89         $11,087.53                                  $11,243.68
   10/31/89         $11,167.11                                  $12,245.43
   11/30/89         $13,183.02                                  $14,251.32
   12/29/89         $14,403.18                                  $14,635.24
   01/31/90         $15,786.54                                  $15,588.83
   02/28/90         $13,589.44                                  $13,721.42
   03/30/90         $12,640.08                                  $13,538.27
   04/30/90         $11,283.85                                  $11,942.83
   05/31/90         $11,555.10                                  $11,190.88
   06/29/90         $10,551.48                                  $10,477.91
   07/31/90         $11,159.16                                  $11,089.73
   08/31/90         $11,021.05                                  $11,960.14
   09/28/90         $10,496.24                                  $11,418.06
   10/31/90          $9,778.08                                  $10,273.03
   11/30/90          $9,391.37                                   $9,187.74
   12/31/90          $9,474.24                                   $8,582.04
   01/31/91          $8,427.83                                   $7,826.04
   02/28/91          $9,134.86                                   $7,594.89
   03/28/91          $8,371.27                                   $6,509.86
   04/30/91          $8,569.24                                   $6,871.79
   05/31/91          $9,615.65                                   $7,985.24
   06/28/91         $10,152.99                                   $8,696.50
   07/31/91          $9,811.71                                   $8,451.35
   08/30/91          $8,105.33                                   $6,853.38
   09/30/91          $8,588.80                                   $7,376.82
   10/31/91          $8,873.20                                   $7,598.45
   11/29/91          $9,271.36                                   $8,048.00
   12/31/91          $7,991.57                                   $7,533.35
   01/31/92          $7,962.51             $10,000.00            $8,326.25
   02/28/92          $7,177.88              $9,504.15            $7,901.15
   03/31/92          $7,061.64              $8,900.85            $7,203.82
   04/30/92          $6,567.62              $8,398.20            $6,416.68
   05/29/92          $7,003.52              $8,899.56            $7,047.17
   06/30/92          $6,451.38              $9,123.62            $7,224.23
   07/31/92          $6,128.81              $9,367.35            $7,061.47
   08/31/92          $5,600.97              $8,818.10            $6,238.24
   09/30/92          $5,043.80              $8,475.29            $5,834.92
   10/30/92          $4,340.02              $7,710.15            $5,040.35
   11/30/92          $4,046.77              $6,963.90            $5,206.78
   12/31/92          $3,929.47              $7,158.25            $4,780.09
   01/29/93          $4,139.45              $7,278.29            $5,363.22
   02/26/93          $4,499.40              $8,111.58            $5,651.12
   03/31/93          $5,339.29              $9,500.14            $6,933.51
   04/30/93          $6,209.17             $11,110.67            $8,441.01
   05/28/93          $7,409.01             $13,158.72           $10,595.06
   06/30/93          $7,528.99             $13,664.95           $10,447.68
   07/30/93          $8,557.05             $15,456.59           $11,345.20
   08/31/93          $7,014.97             $13,506.32            $9,444.66
   09/30/93          $6,682.36             $12,083.34            $8,019.53
   10/29/93          $7,498.76             $14,147.78            $9,550.15
   11/30/93          $7,438.28             $13,832.10            $9,932.85
   12/31/93          $8,798.94             $15,978.00           $11,585.56
   01/31/94          $7,912.94             $15,494.17           $10,346.86
   02/28/94          $7,424.11             $14,481.78           $10,501.64
   03/31/94          $7,332.45             $14,570.18           $10,569.31
   04/29/94          $7,546.32             $13,575.12           $10,382.11
   05/31/94          $7,301.90             $13,990.51            $9,650.02
   06/30/94          $7,668.52             $13,671.75           $10,447.59
   07/29/94          $7,946.82             $14,040.62           $10,625.07
   08/31/94          $8,812.62             $14,906.12           $11,656.30
   09/30/94          $9,863.95             $16,637.63           $12,508.02
   10/31/94          $9,338.28             $15,432.54           $11,614.03
   11/30/94          $8,163.27             $13,524.51           $10,155.07
   12/30/94          $8,565.25             $14,143.19           $10,432.77
   01/31/95          $6,557.28             $11,724.57            $7,797.04
   02/28/95          $6,933.77             $12,387.42            $7,740.03
   03/31/95          $7,247.52             $13,814.13            $7,508.47
   04/28/95          $6,902.40             $13,810.41            $7,364.37
   05/31/95          $6,714.15             $13,608.54            $6,888.66
   06/30/95          $6,808.27             $13,797.52            $7,234.13
   07/31/95          $7,349.12             $13,958.58            $7,595.85
   08/31/95          $7,317.30             $14,119.64            $7,651.55
   09/29/95          $7,253.67             $14,214.13            $7,576.46
   10/31/95          $6,140.17             $12,332.94            $6,367.50
   11/30/95          $6,203.80             $13,509.76            $6,472.84
   12/29/95          $6,267.43             $13,696.59            $6,735.25
   01/31/96          $7,656.60             $16,504.77            $8,502.67
   02/29/96          $7,430.46             $16,751.73            $8,434.49
   03/29/96          $7,010.47             $16,707.35            $8,181.12
   04/30/96          $7,042.78             $16,654.38            $8,209.73
   05/31/96          $7,236.62             $17,014.44            $8,439.75
   06/28/96          $6,008.98             $14,435.32            $7,266.07
   07/31/96          $5,943.66             $14,285.71            $7,180.32
   08/30/96          $5,911.01             $14,541.26            $7,277.52
   09/30/96          $5,388.49             $13,255.64            $6,659.09
   10/31/96          $5,290.51             $13,441.04            $6,745.85
   11/29/96          $4,931.28             $13,401.67            $6,047.47
   12/31/96          $4,670.02             $13,053.06            $5,884.84
   01/31/97          $4,203.02             $12,156.85            $5,402.37
   02/28/97          $4,803.45             $13,653.64            $6,384.82
   03/31/97          $4,136.30             $11,717.34            $5,381.08
   04/30/97          $3,802.73             $10,512.60            $4,878.21
   05/30/97          $3,869.45             $11,237.02            $4,801.71
   06/30/97          $3,215.64              $9,970.01            $3,888.33
   07/31/97          $3,284.06             $10,122.48            $3,891.61
   08/29/97          $3,318.27             $10,106.73            $3,958.50
   09/30/97          $3,249.85             $10,916.33            $4,019.20
   10/31/97          $2,531.46              $8,887.68            $3,404.43
   11/28/97          $1,949.91              $6,998.05            $2,736.86
   12/31/97          $1,990.96              $7,574.86            $3,010.97
   01/30/98          $1,990.96              $8,001.49            $3,261.57
   02/27/98          $1,816.32              $7,709.43            $2,892.46
   03/31/98          $1,851.25              $8,196.91            $2,952.27
   04/30/98          $1,956.03              $9,294.27            $3,902.63
   05/29/98          $1,571.81              $7,781.73            $3,310.54
   06/30/98          $1,323.82              $7,114.30            $2,706.85
   07/31/98          $1,334.29              $6,446.93            $2,722.53
   08/31/98          $1,026.92              $5,022.08            $2,228.81
   09/30/98          $1,432.10              $7,880.51            $3,412.01
   10/30/98          $1,400.66              $7,967.85            $3,456.12
   11/30/98          $1,313.34              $7,552.67            $3,348.34
   12/31/98          $1,334.29              $6,689.31            $2,707.52
   01/29/99          $1,274.91              $6,672.56            $2,820.48
   02/26/99          $1,246.97              $6,237.91            $2,500.33
   03/31/99          $1,239.99              $6,220.52            $2,701.23
   04/30/99          $1,379.70              $7,286.38            $2,737.00
   05/28/99          $1,163.14              $5,929.32            $2,692.68
   06/30/99          $1,194.58              $6,335.41            $2,768.76


   AVERAGE ANNUAL PERFORMANCE                    FOR THE PERIODS ENDED
                                                       JUNE 30, 1999
   -------------------------------------     -----------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
                                             --------  ---------  --------
   Gold Shares Fund                          (19.14)%   (31.06)%   (9.76)%

   Financial Times Gold Mines Index
     (from 1/31/92)                              n/a    (14.26)%  (10.95)%

   Johannesburg All Gold Index               (12.05)%   (23.33)%     2.29%

   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE. THE FINANCIAL TIMES GOLD MINES INDEX IS A MARKET CAPITALIZATION- WEIGHTED TOTAL RETURN INDEX OF THE LEADING NORTH AMERICAN, AUSTRALIAN AND AFRICAN GOLD MINING COMPANIES. THE JOHANNESBURG ALL GOLD INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL DOMESTIC GOLD STOCKS TRADED ON THE JOHANNESBURG STOCK EXCHANGE.

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES

The last twelve months proved to be very challenging for gold investors. On August 28, 1998, gold reached a new 20-year low at $271 per ounce, followed by a rally to above $300 on October 8, 1998. Then, for several months, gold traded in a narrow band between the $280 and $290 levels.

Two news events in 1999 caused gold prices to drop even further. The first was the announcement in March that the International Monetary Fund (IMF) would sell its gold to assist developing nations with their debt. The second, and more devastating, was the announcement at the start of May by the Bank of England
(BoE) that they plan to sell more than half of their

GOLD FUNDS


gold reserves over a period of time via public auctions. The BoE announcement caused gold to drop from $289 to $257, a new low, and a level unimaginable prior to the announcement.

INVESTMENT HIGHLIGHTS

The decline in gold prices adversely affected the profitability of all companies engaged in the mining and exploration of gold, and that is clearly evident in the share price of these companies. In spite of the decline in gold price, value was added by those companies with effective management, high quality assets and successful exploration. Examples of companies with this added value include Meridian Gold with their expansion of reserves at their El Penon deposit in Chile, Getchell Gold, which was taken over by Placer Dome, and Argentina Gold's discovery in Argentina, which led to the company being taken over by Homestake Mining.

CURRENT OUTLOOK

The supply/demand fundamentals for gold are very encouraging. The World Gold Council statistics show yearly increases in the demand for gold. The recovery in Asian economies and the increase in 30-year government bond yields historically has led to an increase in gold prices. On two occasions in 1999, gold prices started to recover in line with the Asian markets and bond yields. Unfortunately, both times the price rallies were short lived due to the announcements regarding IMF and BoE gold sales.

Approximately 40% of global gold production is unprofitable at the $250 level. Central bank sales are easily absorbed in the market due to the strong demand. Unfortunately, these sales lead to a negative sentiment in the market. Based on supply/demand relationships, we believe the current low gold price is not sustainable over an extended period of time.

GOLD FUNDS


WORLD GOLD FUND

                TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

   DELTA GOLD NL                                                        9.80%
     INTERMEDIATE GOLD PRODUCERS

   NEWMONT MINING CORP                                                  6.35%
     SENIOR GOLD PRODUCERS

   PLACER DOME, INC                                                     5.79%
     SENIOR GOLD PRODUCERS

   BARRICK GOLD CORP                                                    5.73%
     SENIOR GOLD PRODUCERS

   EURO-NEVADA MINING CORP                                              5.65%
     MINING FINANCE

   GOLDCORP, INC                                                        4.43%
     GOLD EXPLORATION & DEVELOPMENT

   ASHANTI GOLDFIELDS                                                   4.35%
     SENIOR GOLD PRODUCERS

   ACACIA RESOURCES                                                     3.72%
     INTERMEDIATE GOLD PRODUCERS

   IAMGOLD                                                              3.32%
     JUNIOR GOLD PRODUCERS

   HOMESTAKE MINING                                                     3.24%
     SENIOR GOLD PRODUCERS


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

   SENIOR GOLD PRODUCERS                                               30.75%
   INTERMEDIATE GOLD PRODUCERS                                         14.70%
   GOLD EXPLORATION & DEVELOPMENT                                      11.68%
   JUNIOR GOLD PRODUCERS                                                9.00%
   MINING FINANCE                                                       8.48%

GOLD FUNDS


GOLD SHARES FUND

TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS

   BARRICK GOLD CORP                                                   10.18%
     GOLD MINING - NORTH AMERICA

   PLACER DOME, INC                                                     7.43%
     GOLD MINING - NORTH AMERICA

   DELTA GOLD NL                                                        7.10%
     GOLD MINING - AUSTRALIA

   NEWMONT MINING CORP                                                  6.03%
     GOLD MINING - NORTH AMERICA

   GOLD FIELDS LTD                                                      5.64%
     GOLD MINING - AFRICA

   HARMONY GOLD MINING                                                  5.06%
     GOLD MINING - AFRICA

   ASHANTI GOLDFIELDS                                                   4.79%
     GOLD MINING - AFRICA

   ACACIA RESOURCES                                                     4.25%
     GOLD MINING - AUSTRALIA

   GOLDCORP, INC                                                        4.09%
     GOLD MINING - NORTH AMERICA

   EURO-NEVADA MINING LTD                                               3.57%
     GOLD MINING - NORTH AMERICA


               TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS

   GOLD MINING - NORTH AMERICA                                         41.66%
   GOLD MINING - AFRICA                                                22.49%
   GOLD MINING - AUSTRALIA                                             14.06%
   DIAMOND MINING & EXPLORATION                                         6.19%
   DIVERSIFIED OPERATIONS                                               6.00%

GOLD FUNDS


WORLD GOLD FUND

                     PORTFOLIO PROFILE June 30, 1999

   COUNTRY DISTRIBUTION                                      % OF INVESTMENTS
     Canada                                                            38.63%
     Australia                                                         19.84%
     U.S.                                                              13.66%
     Ghana                                                              4.35%
     South Africa                                                       3.19%
     Other Foreign                                                      5.60%
     U.S. Repurchase Agreements                                        14.73%
   NUMBER OF STOCKS                                                      105


GOLD SHARES FUND

                     PORTFOLIO PROFILE June 30, 1999

   COUNTRY DISTRIBUTION                                      % OF INVESTMENTS
     Canada                                                            34.64%
     South Africa                                                      22.02%
     Australia                                                         14.06%
     U.S.                                                              12.20%
     Other Foreign                                                      7.46%
     U.S. Repurchase Agreements                                         9.62%
   NUMBER OF STOCKS                                                       58

U.S. TREASURY SECURITIES CASH FUND


PORTFOLIO OF INVESTMENTS                                           June 30, 1999

UNITED STATES
GOVERNMENT                        COUPON     MATURITY    PRINCIPAL
OBLIGATIONS 64.40%                 RATE        DATE       AMOUNT        VALUE
                                  -----      -------   -----------  -----------
UNITED STATES TREASURY
NOTES 64.40%                      6.375%     7/15/99   $70,000,000  $70,053,693
                                  5.875%     8/31/99    10,000,000   10,017,679
                                  6.375%     5/15/00    20,000,000   20,237,675

TOTAL UNITED STATES
  GOVERNMENT OBLIGATIONS                                            100,309,047
                                                                    -----------
  (cost $100,309,047)

REPURCHASE AGREEMENTS 39.73%

Joint Tri-Party Repurchase
  Agreement, 6/30/99,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

4.85% Donaldson, Lufkin &
  Jenrette, repurchase price
  $39,892,830                      4.85%    7/1/99     39,887,456    39,887,456
4.80% Paine Webber, Inc.,
  repurchase price $22,002,933     4.80%    7/1/99     22,000,000    22,000,000

TOTAL REPURCHASE AGREEMENTS                                          61,887,456
                                                                     ----------
  (cost $61,887,456)

TOTAL INVESTMENTS 104.13%                                           162,196,503
  (cost $162,196,503)

Other assets and liabilities,
   net (4.13)%                                                       (6,429,084)
                                                                   ------------
NET ASSETS 100%                                                    $155,767,419
                                                                   ============

                 See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

UNITED STATES
GOVERNMENT AND AGENCY          COUPON     MATURITY    PRINCIPAL
OBLIGATIONS 100.73%             RATE        DATE       AMOUNT          VALUE
                               -----      -------   ------------   ------------
FEDERAL FARM CREDIT
BANK 27.37%
Discount Notes:
                    Yield      4.60%      07/01/99  $ 35,000,000   $ 35,000,000
                    Yield      5.05%      07/06/99       684,000        683,520
                    Yield      5.05%      07/07/99       615,000        614,482
                    Yield      4.60%      07/08/99     1,617,000      1,615,554
                    Yield      5.05%      07/13/99       512,000        511,140
                    Yield      5.05%      07/16/99       607,000        605,725
                    Yield      5.05%      07/19/99       753,000        751,103
                    Yield      5.06%      07/26/99       346,000        344,789
                    Yield      4.74%      08/16/99    15,000,000     14,909,725
                    Yield      4.65%      08/20/99       112,000        111,281
                    Yield      4.71%      08/27/99     4,000,000      3,970,360
                    Yield      4.73%      08/30/99       190,000        188,514
                    Yield      4.82%      09/20/99       225,000        222,585
                    Yield      4.74%      11/24/99        83,000         81,435
                    Yield      4.76%      12/23/99    10,000,000      9,773,959
Variable Rates:
                               4.73%      09/17/99    25,000,000     25,000,000
                               5.25%      10/01/99    25,000,000     25,000,000
                               4.78%      12/01/99    10,000,000     10,000,000
                               4.81%      03/15/00    30,000,000     29,995,928
                               4.81%      06/22/00    25,000,000     24,990,434
Fixed Rates:
                               5.55%      07/01/99     1,440,000      1,440,011
                               4.62%      08/02/99     3,505,000      3,504,304
                               4.77%      08/02/99     2,000,000      1,999,389
                               5.50%      08/03/99    10,000,000      9,999,222
                               6.30%      08/09/99       100,000        100,166
                               5.50%      09/01/99     1,000,000      1,000,853
                               5.83%      09/01/99       150,000        150,132
                               6.06%      09/08/99       800,000        801,510
                               8.65%      10/01/99       200,000        201,775
                               6.13%      10/22/99       150,000        150,626
                               6.65%      11/12/99       110,000        110,629
                               5.00%      12/30/99       250,000        249,627
                               5.20%      01/14/00     1,100,000      1,100,631
                               6.49%      01/20/00       600,000        604,930
                               5.40%      02/24/00       238,000        238,414
                               5.38%      03/24/00       150,000        150,075
                               7.17%      04/03/00       105,000        106,637
                               5.00%      05/03/00    10,000,000      9,990,223
                                                                   ------------
                                                                    216,269,688

U.S. GOVERNMENT SECURITIES SAVINGS FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

UNITED STATES
GOVERNMENT AND AGENCY          COUPON     MATURITY    PRINCIPAL
OBLIGATIONS                     RATE        DATE       AMOUNT          VALUE
                               -----      -------   ------------   ------------
FEDERAL FARM CREDIT
BANK 63.92%

Discount Notes:
                    Yield      4.59%      07/20/99     1,324,000      1,320,799
                    Yield      4.98%      07/23/99    20,150,000     20,088,916
                    Yield      5.04%      07/28/99       585,000        582,789
                    Yield      4.77%      09/01/99     2,266,000      2,247,541
                    Yield      4.68%      10/08/99       899,000        887,700
                    Yield      4.83%      11/17/99       100,000         98,170
Variable Rates:
                               4.91%      10/13/99    25,000,000     25,000,000
                               4.82%      01/19/00    25,000,000     24,996,006
                               4.80%      03/17/00    75,000,000     74,974,147
                               5.20%      04/07/00    50,000,000     49,985,353
                               5.00%      05/10/00       500,000        498,893
Fixed Rates:
                               5.51%      07/06/99     4,000,000      4,000,332
                               7.02%      07/06/99       720,000        720,235
                               6.10%      07/07/99       100,000        100,023
                               6.12%      07/08/99       100,000        100,027
                               7.11%      07/08/99       260,000        260,106
                               6.13%      07/09/99       700,000        700,139
                               5.54%      07/13/99        25,000         25,007
                               5.54%      07/15/99       900,000        900,219
                               5.54%      07/15/99     5,305,000      5,304,941
                               6.98%      07/26/99       100,000        100,154
                               8.45%      07/26/99    13,215,000     13,246,128
                               5.62%      08/03/99       500,000        500,316
                               5.56%      08/04/99       400,000        400,259
                               6.32%      08/09/99       250,000        250,190
                               6.45%      08/09/99       300,000        300,444
                               5.33%      08/12/99    25,000,000     24,998,242
                               5.55%      08/18/99       180,000        180,112
                               6.20%      08/20/99        60,000         60,118
                               8.60%      08/25/99       410,000        412,177
                               7.13%      08/26/99        80,000         80,289
                               6.09%      09/09/99     1,060,000      1,062,418
                               5.16%      09/22/99    10,000,000     10,004,911
                               6.03%      10/01/99    14,000,000     14,036,300
                               6.19%      10/15/99       120,000        120,487
                               7.51%      10/18/99       300,000        302,401
                               6.22%      10/20/99     1,000,000      1,004,237
                               7.40%      10/20/99        30,000         30,235
                               6.05%      10/25/99  $    100,000   $    100,404
                               8.38%      10/25/99     2,735,000      2,763,299
                               4.94%      10/27/99       380,000        379,962
                               7.65%      10/28/99       305,000        307,721
                               5.81%      11/04/99       745,000        747,092
                               5.81%      11/05/99       215,000        215,430
                               5.91%      11/05/99     5,000,000      5,019,106
                               5.83%      11/26/99     1,500,000      1,505,010
                               7.97%      11/30/99     1,655,000      1,675,443
                               5.90%      12/15/99       545,000        546,642
                               5.77%      12/22/99       400,000        401,558
                               5.00%      12/29/99       285,000        285,000

U.S. GOVERNMENT SECURITIES SAVINGS FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

UNITED STATES
GOVERNMENT AND AGENCY          COUPON     MATURITY    PRINCIPAL
OBLIGATIONS                     RATE        DATE       AMOUNT          VALUE
                               -----      -------   ------------   ------------
FEDERAL FARM CREDIT
BANK (CONT'D)                  5.98%      01/06/00       300,000        301,030
                               4.93%      01/13/00    10,000,000     10,001,527
                               4.90%      01/14/00    10,400,000     10,397,977
                               8.60%      01/25/00       185,000        188,627
                               7.78%      02/03/00       250,000        253,928
                               5.44%      02/04/00       100,000        100,237
                               4.92%      02/08/00       100,000         99,690
                               4.90%      02/11/00    10,000,000      9,991,921
                               4.98%      02/16/00     7,500,000      7,496,357
                               6.12%      02/18/00       250,000        251,339
                               4.95%      02/24/00       375,000        374,181
                               5.00%      02/24/00     5,750,000      5,749,248
                               5.00%      02/25/00     5,000,000      4,993,887
                               5.03%      02/25/00     5,000,000      4,981,857
                               5.04%      02/25/00    10,210,000     10,207,869
                               5.08%      03/03/00       340,000        339,167
                               5.10%      03/03/00     1,000,000      1,000,161
                               7.50%      03/07/00       375,000        380,399
                               5.10%      03/08/00    10,000,000      9,998,912
                               5.16%      03/08/00    10,000,000     10,003,987
                               5.10%      03/09/00     9,000,000      8,999,070
                               5.08%      03/15/00    10,000,000      9,998,976
                               5.14%      03/29/00     5,000,000      5,001,954
                               7.17%      03/29/00       300,000        304,701
                               7.05%      04/03/00       155,000        157,281
                               5.13%      04/12/00     1,500,000      1,500,184
                               5.50%      04/14/00       225,000        225,198
                               5.00%      04/20/00    15,000,000     14,996,627
                               5.05%      04/26/00       840,000        840,062
                               5.15%      05/10/00       100,000        100,024
                               5.10%      05/17/00    14,350,000     14,336,159
                               5.20%      05/26/00    10,000,000      9,999,293
                               5.26%      05/26/00       350,000        350,032
                               6.05%      06/08/00       500,000        503,466

U.S. GOVERNMENT SECURITIES SAVINGS FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

UNITED STATES
GOVERNMENT AND AGENCY          COUPON     MATURITY    PRINCIPAL
OBLIGATIONS                     RATE        DATE       AMOUNT          VALUE
                               -----      -------   ------------   ------------
FEDERAL FARM CREDIT
BANK (CONT'D)

                               5.90%      06/09/00  $    250,000   $    250,579
                               6.37%      06/13/00       400,000        403,654
                               5.42%      06/14/00       470,000        469,747
                               6.04%      06/21/00       250,000        251,257
                               5.58%      06/22/00     1,275,000      1,275,777
                               5.66%      06/23/00       380,000        380,485
                               6.11%      07/17/00     2,000,000      2,010,825
                                                                   ------------
                                                                    505,060,999


STUDENT LOAN MARKETING
ASSOCIATION 9.32%

Variable Rates:
                               5.54%      12/16/99     1,980,000      1,982,677
                               5.31%      02/02/00    25,000,000     25,007,005
                               5.54%      02/14/00    10,000,000      9,996,394
                               5.48%      03/03/00    10,000,000     10,012,500
Fixed Rates:
                               5.11%      08/02/99    10,000,000      9,997,521
                               4.84%      10/27/99     5,092,000      5,091,734
                               7.50%      03/08/00     1,025,000      1,037,966
                               5.57%      03/17/00       550,000        551,626
                               5.25%      06/30/00    10,000,000      9,978,928
                                                                   ------------
                                                                     73,656,351

GOVERNMENT AGENCY BONDS 0.12%

Tennessee Valley Power
Authority Series D             8.38%      10/01/99       960,000        968,279


TOTAL INVESTMENTS 100.73%                                           795,955,317
  (cost $795,955,317)
Other assets and liabilities,
  net (0.73)%                                                       (5,807,556)
                                                                   ------------

NET ASSETS 100%                                                    $790,147,761
                                                                   ------------

                 See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS 96.26%                RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
ALABAMA 1.57%
-------------------------
Birmingham, Alabama
  Refunded, Series B                  6.25%   04/01/12   $  110,000   $ 116,600

CONNECTICUT 8.58%
-------------------------
Bridgeport Series A, GO               6.00%   03/01/06      300,000     323,625
South Central Connecticut
Regional Water Authority
Water Systems Revenue                 5.75%   08/01/12      300,000     312,000
                                                                      ---------
                                                                        635,625
GEORGIA 4.28%
-------------------------
Columbus Water & Sewer
Revenue                               6.65%   05/01/09      300,000     316,875

ILLINOIS 2.34%
-------------------------
Chicago Water Revenue
(ZCB)                                 0.00%   11/01/08      275,000     172,906

IOWA 4.30%
-------------------------
Finance Authority Hospital
Facility Revenue                      5.15%   07/01/04      310,000     318,912

KANSAS 5.55%
-------------------------
Seward County School
District #480                         7.40%   09/01/03      370,000     411,163

LOUISIANA 4.06%
-------------------------
Jefferson Parish Hospital,
SVC District Number 2,
Hospital Revenue                      5.00%   07/01/08      300,000     300,750

MASSACHUSETTS 1.79%
-------------------------
Massachusetts Street
Health & Educational,
Facilities Authority
Revenue                               5.00%   10/01/07      135,000     132,638

NEBRASKA 3.64%
-------------------------
Nebraska Public Power
District Revenue                      5.70%   01/01/05      255,000     269,981

NEVADA 6.99%
-------------------------
Nevada State Municipal
Bond Bank Project
 #51, Series A, GO                    5.10%   01/01/08      250,000     252,500

Washoe County Gas & Water
Facilities Revenue                    6.30%   12/01/14      250,000     265,625
                                                                      ---------
                                                                        518,125
NEW JERSEY 4.10%
-------------------------
Washington Township Board
of Education, GO                      5.10%   02/01/08      300,000     304,125

NEAR-TERM TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                       RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
NEW YORK 2.58%
-------------------------
New York State Dorm,
Authority Revenue Carmel
Richmond Nursing Home                 4.50%   07/01/10   $  200,000   $ 190,750

NORTH CAROLINA 4.17%
-------------------------
North Carolina Municipal
Power Agency, Number 1
Catawba Electricity
Revenue, Unrefunded Balance           7.00%   01/01/19      300,000     309,138

OKLAHOMA 2.84%
-------------------------
University of Oklahoma
Revenue                              12.00%   03/01/00      200,000     210,654

OREGON 1.64%
-------------------------
Medford Hospital Facilities
Authority Revenue Asante
Health System, Series A               5.25%   08/15/11      120,000     121,500

PENNSYLVANIA 3.43%
-------------------------
Philadelphia Hospitals &
Higher Education Facilities
Authority Revenue                     5.00%   05/15/03      250,000     254,375

SOUTH CAROLINA 4.14%
-------------------------
Georgetown County
Pollution Control
Facilities Revenue, Series A         7.375%   06/15/05      300,000     306,813

TEXAS 10.76%
-------------------------
Comal Independent School
District                              4.90%   02/01/00      240,000     241,872
Haltom City Tax Note                  4.70%   02/01/00      195,000     196,238
                                      5.00%   02/01/01      255,000     257,869
Harris County Revenue                10.00%   10/01/99      100,000     101,525
                                                                      ---------
                                                                        797,504

UTAH 8.41%
-------------------------
Weber County School
District, Series A, GO                5.15%   06/15/08      300,000     305,625
State Municipal Finance
COOP Local
Government Revenue                    6.40%   08/01/09      300,000     317,625
                                                                      ---------
                                                                        623,250

VIRGIN ISLANDS 4.08%
-------------------------
Virgin Islands Public
Finance Authority Revenue             5.00%   10/01/03      300,000     302,250

NEAR-TERM TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                       RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
WASHINGTON 4.24%
-------------------------
King County, Series A, GO
Pre-refunded                          5.80%   12/01/06   $   40,000   $  42,150
King County, Series A, GO             5.80%   12/01/06      260,000     272,025
                                                                      ---------
                                                                        314,175

WISCONSIN 2.77%
-------------------------
State Health & Educational
Facilities Revenue                    5.20%   06/01/05      200,000     205,500

TOTAL MUNICIPAL BONDS                                                 7,133,609
                                                                      =========
  (cost $7,132,794)

REPURCHASE AGREEMENT 2.32%

Joint Tri-Party Repurchase
Agreement, Donaldson, Lufkin
& Jenrette, 6/30/99, 4.85%,
repurchase price $171,996
collateralized by U.S.
Treasury securities held in
a joint tri-party repurchase
account (cost $171,973)               4.85%   07/01/99      171,973     171,973

TOTAL INVESTMENTS 98.58%                                              7,305,582
                                                                      ---------
  (cost $7,304,767)

Other assets and liabilities,
net 1.42%                                                               105,385
                                                                     ----------
NET ASSETS 100%                                                      $7,410,967
                                                                     ==========

                 See notes to portfolios of investments.

TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS 97.62%                RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------

CALIFORNIA 1.04%
-------------------------
California Educational
Facilities Authority
Revenue, Heald Colleges               5.25%   02/15/13   $  260,000   $ 250,900

COLORADO 3.50%
-------------------------
Colorado Health Facilities
Authority Revenue,
Catholic Health
Initiatives, Series A                 5.00%   12/01/18      500,000     456,875
Denver Colorado City &
County School District #1             5.00%   12/01/23      410,000     384,375
                                                                      ---------
                                                                        841,250
CONNECTICUT 4.76%
-------------------------
Connecticut State Develop-
ment Authority Water
Facility Revenue,
Refunding                             7.25%   06/01/20      500,000     520,970
South Central Connecticut
Regional Water Authority
Water Systems Revenue                 5.75%   08/01/12      600,000     624,000
                                                                      ---------
                                                                      1,144,970
FLORIDA 3.14%
-------------------------
Florida Board of Education
Capital Outlay, GO
Unlimited Tax, Refunding,
Series A                             6.625%   06/01/07      700,000     755,125

HAWAII 1.72%
-------------------------
Hawaii State Department of
Budget & Finance                      6.00%   07/01/19      400,000     413,500

ILLINOIS 12.61%
-------------------------
Boone McHenry and Dekalb
Counties Community Unit
School District (ZCB)                 0.00%   12/01/08    1,000,000     623,750
Du Page County, Refunding             5.60%   01/01/21      490,000     501,637
Illinois Development
Financing Authority
Hospital Revenue                      5.50%   11/15/29      900,000     829,125
Illinois Development
Financing Authority
Revenue, Series B                     6.25%   09/01/17      250,000     262,188
Illinois Regional
Transportation Authority
Revenue, Series A                     7.20%   11/01/20      250,000     305,625
Lake County School
District, Refunding                  5.375%   01/01/11      500,000     507,500
                                                                      ---------
                                                                      3,029,825
INDIANA 4.30%
-------------------------
Fort Wayne Water Works
Revenue                               4.75%   12/01/10      500,000     483,750
Indiana Health Facility
Finance Authority Revenue,
Series A                              5.75%   08/01/08      540,000     550,125
                                                                      ---------
                                                                      1,033,875

TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                       RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
IOWA 2.04%
-------------------------
Polk County, Revenue
Catholic Health Initiatives,
Series A                             5.125%   12/01/11   $  500,000   $ 490,625

KANSAS 2.01%
-------------------------
Kansas State Development
Finance Authority Hospital
Revenue, Series Z                     5.00%   12/15/12      500,000     483,125

MASSACHUSETTS 2.88%
-------------------------
Massachusetts Port
Authority
Revenue, Series A                     5.00%   07/01/27      750,000     692,813

MICHIGAN 9.41%
-------------------------
Allegan Public School
District                              5.10%   05/01/18      580,000     556,075
Belding Area Schools                  5.00%   05/01/18      390,000     369,525
Lincoln School District               5.00%   05/01/13      400,000     390,000
Michigan State Hospital
Finance Authority Revenue             4.90%   05/15/13      500,000     478,125
Wyoming, Michigan Building
Authority                             5.25%   05/01/18      480,000     469,200
                                                                      ---------
                                                                      2,262,925
MISSISSIPPI 1.69%
-------------------------
Vicksburg Leased Housing
Corp. Housing Revenue,
Refunding, Series A                  6.125%   02/15/22      400,000     406,500

NEVADA 3.66%
-------------------------
Clark County Las Vegas
Convention & Visitors
Authority, GO Limited Tax             5.50%   07/01/17      870,000     879,788

NEW YORK 2.02%
-------------------------
New York, GO Unlimited,
Series J                              5.00%   05/15/12      500,000     486,250

NORTH CAROLINA 2.93%
-------------------------
North Carolina Eastern
Municipal Power Agency
Revenue, Refunding,
Series A                              5.60%   01/01/10      675,000     705,375

OHIO 2.05%
-------------------------
Olentangy Local School
District, GO  Limited Tax,
Series A                              6.25%   12/01/15      240,000     260,700
South Euclid Special
Assessment, GO Limited Tax            6.70%   12/01/14      200,000     230,500
                                                                      ---------
                                                                        491,200
OKLAHOMA 1.97%
-------------------------
Oklahoma Agriculture &
Mechanical Colleges Revenue           5.00%   07/01/18      500,000     474,373

TAX FREE FUND

PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                       RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
OREGON 1.95%
-------------------------
Multnomah County, GO
Unlimited                             4.75%   10/01/15      500,000     469,375

PENNSYLVANIA 2.10%
-------------------------
Chester County Health &
Educational  Facilities
Authority Revenue                     5.00%   05/15/08      250,000     250,625
Philadelphia Hospital &
Higher Educational
Facilities Authority
Revenue                               4.95%   06/15/06      265,000     255,394
                                                                      ---------
                                                                        506,019
RHODE ISLAND 4.22%
-------------------------
North Providence, GO
Unlimited Tax, Series A               6.05%   07/01/13      500,000     538,750
Providence Public Building
Authority Revenue, Series B           7.25%   12/15/10      450,000     475,312
                                                                      ---------
                                                                      1,014,062
SOUTH CAROLINA 1.92%
-------------------------
South Carolina Jobs
Economic Development
Authority Revenue                     5.00%   11/01/23      500,000     461,875

TENNESSEE 1.17%
-------------------------
State Development Authority
Revenue, Series 1992                  7.00%   10/01/11      265,000     281,563

TEXAS 14.10%
-------------------------
Austin GO                             5.00%   09/01/16      565,000     540,281
Bexar County Independent
School District                       5.00%   06/15/18      500,000     473,750
Carroll Independent School
District                              5.00%   02/15/20      500,000     471,875
Clear Lake City Independent
School District                       5.00%   03/01/18      500,000     471,250
Conroe Independent School
District                              5.10%   02/15/21      325,000     307,938
San Antonio Electric & Gas            5.00%   02/01/18      500,000     471,875
Victoria Independent School
District                              5.00%   02/15/19      500,000     473,750
Wichita Falls Independent
School District                      4.625%   08/01/18      200,000     178,250
                                                                      ---------
                                                                      3,388,969
VIRGINIA 1.81%
-------------------------
State Housing Development
Authority Multifamily
Revenue, Series E                     5.90%   11/01/17      425,000     434,031

WASHINGTON 3.40%
-------------------------
King & Snohomish Counties'
School District                       5.00%   06/15/10      500,000     498,125
Seattle Indian Services
Revenue, Refunding                    6.50%   11/01/17      305,000     319,106
                                                                      ---------
                                                                        817,231

TAX FREE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

                                     COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                       RATE      DATE        AMOUNT      VALUE
                                      -----   --------   ------------ ---------
WEST VIRGINIA 3.91%
-------------------------
Berkeley County Hospital
Revenue, Refunding                    6.50%   11/01/09      115,000     119,887
State Housing Development
Revenue, Series A                     6.05%   05/01/27      790,000     819,625
                                                                      ---------
                                                                        939,512
WYOMING 1.31%
-------------------------
Wyoming Community
DevelopmentAuthority,
Series A                              6.10%   06/01/33      310,000     315,425

TOTAL MUNICIPAL BONDS                                                23,470,483
                                                                     ==========
  (cost $23,724,002)

REPURCHASE AGREEMENT 1.54%

Joint Tri-Party Repurchase
Agreement, Donaldson,
Lufkin & Jenrette, 6/30/99,
4.85%, repurchase price
$369,231 collateralized by
U.S. Treasury securities
held in a joint tri-party
repurchase account
(cost $369,181)                       4.85%   07/01/99      369,181     369,181


TOTAL INVESTMENTS 99.16%                                             23,839,664
                                                                     ----------
  (cost $24,093,183)

Other assets and liabilities,
net 0.84%                                                               202,117
                                                                    -----------
NET ASSETS 100%                                                     $24,041,781
                                                                    ===========

                    See notes to portfolios of investments.

INCOME FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS 92.17%                                      SHARES     VALUE
--------------------------                                ------    --------

AIRCRAFT & AEROSPACE 0.82%
--------------------------
Allied Signal, Inc.                                       1,300       81,900(*)

APPAREL 0.45%
--------------------------
Nike, Inc., Class B                                         700       44,319(*)

BANKS 11.74%
--------------------------
Bank of New York Co., Inc.                                1,800       66,038(*)
Bank One Corp.                                            4,000      238,250
BankAmerica Corp.                                         4,000      293,250
BankBoston Corp.                                            500       25,562(*)
Citigroup, Inc.                                           3,000      142,500
Fifth Third Bancorp                                         600       39,938
First Union Corp.                                         2,300      108,100(*)
Keycorp                                                     500       16,063(*)
Mellon Bank Corp.                                          1,200      43,650
National City Corp.                                         700       45,850(*)
PNC Bank Corp.                                              700       40,337(*)
Wachovia Corp.                                              500       42,781(*)
Wells Fargo & Co.                                         1,500       64,125
                                                                   ---------
                                                                   1,166,444
BROADCASTING 1.19%
--------------------------
CBS Corp.                                                 1,700       73,844(*)
Infinity Broadcasting Corp., Class A                      1,500       44,625(*)
                                                                   ---------
                                                                     118,469
CHEMICAL & PHARMACEUTICALS 5.09%
--------------------------
Air Products & Chemicals, Inc.                              500       20,125(*)
Dow Chemical Co.                                            500       63,438
E.I. Du Pont de Nemours & Co.                             2,600      177,612(*)
Merck & Co.                                               1,000       74,000
Pharmacia & Upjohn, Inc.                                  3,000      170,437
                                                                   ---------
                                                                     505,612
COMMUNICATION EQUIPMENT 0.95%
--------------------------
Compaq Computer Corp.                                     4,000       94,750

COMMUNICATION SERVICES 1.11%
--------------------------
Clear Channel Communications, Inc.                        1,600      110,300(*)

COMPUTER & OFFICE EQUIPMENT 2.43%
--------------------------
Hewlett-Packard Co.                                       2,400      241,200(*)

INCOME FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

DATA PROCESSING & SOFTWARE 0.20%
--------------------------
Micron Technology, Inc.                                     500       20,156(*)

ELECTRIC SERVICES 2.59%
--------------------------
AES Corp.                                                   400       23,250(*)
Central & South West Corp.                                2,500       58,437
Consolidated Edison, Inc.                                   500       22,625(*)
Edison International                                        800       21,400(*)
PECO Energy Co.                                             500       20,938
Reliant Energy, Inc.                                      1,500       41,437
Southern Co.                                              1,500       39,750
Texas Utilities                                             700       28,875
                                                                   ---------
                                                                     256,712

ENTERTAINMENT 3.97%
--------------------------
Carnival Corp., Class A                                   1,400       67,900(*)
Seagram Company Ltd.                                      1,000       50,375(*)
Time-Warner, Inc.                                         2,800      205,800(*)
Viacom Inc., Class B                                      1,600       70,400(*)
                                                                   ---------
                                                                     394,475

FINANCIAL SERVICES 8.85%
--------------------------
Allstate Corp.                                            1,900       68,162(*)
Chase Manhattan Corp.                                     2,000      173,250
Conseco, Inc.                                             1,000       30,437
Fannie Mae                                                2,400      164,100(*)
First Data Corp.                                          1,000       48,938
Household International, Inc.                             1,000       47,375
J.P. Morgan & Co.                                           400       56,200(*)
Merrill Lynch & Co.                                         900       71,944
Morgan Stanley Dean Witter & Co.                          1,300      133,250(*)
State Street Corp.                                        1,000       85,375
                                                                   ---------
                                                                     879,031

HEALTHCARE 1.48%
--------------------------
Columbia/HCA Healthcare Corp.                             1,300       29,656(*)
Medtronic, Inc.                                           1,500      116,813
                                                                   ---------
                                                                     146,469

INSURANCE 1.36%
--------------------------
American General Corp.                                      600       45,225(*)
Cigna Corp.                                                 500       44,500(*)
Marsh & McLennan Companies, Inc.                            600       45,300(*)
                                                                   ---------
                                                                     135,025

INCOME FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

MANUFACTURING 7.47%
--------------------------
Applied Materials, Inc.                                     900       66,488(*)
Boeing Co.                                                2,300      101,631(*)
Caterpillar, Inc.                                           800       48,000(*)
Delphi Automotive Systems                                 1,300       24,131(*)
Halliburton Co.                                           1,000       45,250(*)
Illinois Tool Works, Inc.                                 1,000       82,000
Ingersoll-Rand Co.                                          500       32,313(*)
Philips Electronics N.V., ADR                             2,760      278,415(*)
PPG Industries, Inc.                                        500       29,531(*)
Weyerhaeuser Co.                                            500       34,375(*)
                                                                   ---------
                                                                     742,134

MOTOR VEHICLES 2.13%
--------------------------
Ford Motor Co.                                            2,000      112,875
General Motors Corp.                                      1,500       99,000(*)
                                                                   ---------
                                                                     211,875

NATURAL GAS TRANSMISSION &
DISTRIBUTION 0.72%
--------------------------
PG&E Corp.                                                  900       29,250(*)
Williams Companies, Inc.                                  1,000       42,562
                                                                   ---------
                                                                      71,812

OIL & GAS EXTRACTION 2.89%
--------------------------
Enron Corp.                                               2,500      204,375
Schlumberger Ltd.                                         1,300       82,794(*)
                                                                   ---------
                                                                     287,169

PETROLEUM REFINING 9.70%
--------------------------
Chevron Corp.                                             1,500      142,781
Exxon Corp.                                               5,600      431,900
Mobil Corp.                                               1,800      178,200
Phillips Petroleum Co.                                      600       30,188
Royal Dutch Petroleum Co.                                 3,000      180,750(*)
                                                                   ---------
                                                                     963,819

PHOTOGRAPHY 0.89%
--------------------------
Xerox Corp.                                               1,500       88,594

PUBLISHING 2.50%
--------------------------
New York Times Co., Class A                               2,000       73,625(*)
Tribune Co.                                               2,000      174,250
                                                                   ---------
                                                                     247,875

INCOME FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

REAL ESTATE INVESTMENT
TRUSTS 0.44%
--------------------------
Mills Corp.                                               2,000       43,375(*)

RETAIL 1.84%
--------------------------
Albertson's, Inc.                                           600       30,938(*)
Costco Companies, Inc.                                      500       40,031(*)
Limited, Inc.                                               500       22,688(*)
Lowe's Companies, Inc.                                    1,000       56,687
May Department Stores Co.                                   800       32,700(*)
                                                                   ---------
                                                                     183,044

SANITARY SERVICES 0.20%
--------------------------
Azurix Corp.                                              1,000       20,000(*)

SCIENCE & TECHNOLOGY 0.60%
--------------------------
Monsanto Co.                                              1,500       59,156(*)

SHIPPING 0.99%
--------------------------
Burlington Northern Santa Fe Corp.                        1,000       31,000(*)
FDX Corp.                                                   700       37,975(*)
Union Pacific Corp.                                         500       29,156(*)
                                                                   ---------
                                                                      98,131

STEEL 0.56%
--------------------------
Alcoa, Inc.                                                 900       55,688(*)

TELECOMMUNICATIONS 18.20%
--------------------------
AT&T Corp.                                                7,324      408,771
Bell Atlantic Corp.                                       3,604      235,611
Bellsouth Corp.                                           4,400      206,250(*)
Frontier Corp.                                            6,500      383,500
GTE Corp.                                                 2,000      151,500
Motorola, Inc.                                            1,400      132,650(*)
Nextel Communications, Inc., Class A                        700       35,131
Sprint Corp., PCS Group                                     500       28,563(*)
Sprint Corp.                                              2,500      132,031
Unisys Corp.                                                600       23,362(*)
US West, Inc.                                             1,200       70,500
                                                                   ---------
                                                                   1,807,869

INCOME FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

TOBACCO 0.81%
--------------------------
Philip Morris, Inc.                                       2,000       80,375


TOTAL COMMON STOCKS                                                9,155,778
                                                                   ---------
  (cost $7,735,667)

PREFERRED STOCKS 3.98%
--------------------------

ELECTRIC SERVICES 0.50%
--------------------------
Duke Energy Capital Trust 7.20%                           2,000       49,260

FINANCIAL SERVICES 2.38%
--------------------------
Citigroup Capital Preferred 6.875%                       10,000      236,300

REAL ESTATE INVESTMENT
TRUSTS 1.10%
--------------------------
Fleet Capital Trust, 7.05%,
Series III                                                2,000       47,120
Public Storage, Inc., 8.875%
Series G                                                  2,500       62,188
                                                                   ---------
                                                                     109,308

TOTAL PREFERRED STOCKS                                               394,868
                                                                     =======
  (cost $412,500)


                                                      PRINCIPAL
CORPORATE BONDS 2.52%                                   AMOUNT
--------------------------                            ---------

BANKS 2.52%
--------------------------
Korea Development Bank,
  7.00%, 7/15/99 (cost $245,000)                      $ 250,000      250,000

REPURCHASE AGREEMENT 4.10%
                                                                   ---------
Joint Tri-Party Repurchase Agreement,
Donaldson, Lufkin & Jenrette, 6/30/99,
4.85% due 7/1/99, repurchase price
$407,536 collateralized by U.S.
Treasury securities held in a joint
tri-party repurchase
account (cost $407,481)                                 407,481      407,481

TOTAL INVESTMENTS 102.77%                                         10,208,127
                                                                  ==========
  (cost $8,800,648)

Other assets and liabilities,
net (2.77)%                                                         (275,057)
                                                                   ---------

NET ASSETS 100%                                                   $9,933,070
                                                                  ==========

                    See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS %94.02                                      SHARES     VALUE
--------------------------                                ------    --------

AIRCRAFT & AEROSPACE 0.96%
--------------------------
AlliedSignal, Inc.                                        2,200      138,600
Boeing Co.                                                4,950      218,728
Raytheon Company, Class A                                   191       13,155
Rockwell International Corp.                              2,000      121,500
United Technologies Corp.                                   250       17,922
                                                                   ---------
                                                                     509,905

BANKS 4.77%
--------------------------
Bank One Corp.                                            6,436      383,344
BankAmerica Corp.                                        11,358      832,683
Chase Manhattan Corp.                                     6,300      545,738
Citigroup, Inc.                                          16,350      776,625
                                                                   ---------
                                                                   2,538,390

BEVERAGES 3.09%
--------------------------
Anheuser Busch Co.                                        2,000      141,875
Coca-Cola Co.                                            13,500      843,750
PepsiCo, Inc.                                            17,000      657,687
                                                                   ---------
                                                                   1,643,312

BROADCAST/MEDIA 0.50%
--------------------------
MediaOne Group, Inc.                                      1,800      133,875(*)
Viacom, Inc., Class A                                     3,000      132,375(*)
                                                                   ---------
                                                                     266,250

BUSINESS SERVICES 2.30%
--------------------------
Billing Concepts Corp.                                   27,000      302,062(*)
Bisys Group, Inc.                                         3,000      175,500(*)
Cendant Corp.                                            22,000      451,000(*)
Dun & Bradstreet Corp.                                    2,000       70,875
Gartner Group                                             6,000      123,000
Ha-Lo Industries, Inc.                                   10,000       98,750(*)
                                                                   ---------
                                                                   1,221,187

CHEMICALS 0.82%
--------------------------
E.I. Du Pont de Nemours & Co.                             6,400      437,200(*)

COMPUTER & OFFICE EQUIPMENT 6.61%
--------------------------
Apple Computer, Inc.                                      6,000      277,875(*)
Cisco Systems, Inc.                                      13,500      870,750(*)
COMPAQ Computer Corp.                                    11,000      260,562
Diebold, Inc.                                             3,000       86,250
Hewlett-Packard Co.                                       4,000      402,000(*)

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

COMPUTER & OFFICE EQUIPMENT (CONT'D)
--------------------------
IBM Corp.                                                11,400    $1,473,450
Minnesota Mining & Manufacturing Co.                      1,700      147,794
                                                                   ---------
                                                                   3,518,681

DATA PROCESSING & SOFTWARE 7.94%
--------------------------
Automatic Data Processing, Inc.                           2,000       88,000
ChoicePoint, Inc.                                         3,000      201,375(*)
Computer Associates International                         5,000      275,000
First Data Corp.                                          5,000      244,688
Microsoft Corp.                                          32,000    2,886,000(*)
National Data Corp.                                       3,000      128,250
Oracle Corp.                                             10,818      401,618(*)
                                                                   ---------
                                                                   4,224,931

ELECTRONICS & COMPONENTS 2.94%
--------------------------
Conexant Systems, Inc.                                    1,000       58,062(*)
Emerson Electric Co.                                      1,800      113,175
Intel Corp.                                              17,080    1,016,260
Motorola, Inc.                                            4,000      379,000
                                                                   ---------
                                                                   1,566,497

ENTERTAINMENT 1.06%
--------------------------
The Walt Disney Co.                                      11,100      342,019
Time-Warner, Inc.                                         3,000      220,500(*)
                                                                   ---------
                                                                     562,519

FINANCIAL SERVICES 8.81%
--------------------------
American Express Co.                                      5,170      672,746
Associates First Capital
  Corp., Class A                                          9,096      403,067
Conseco, Inc.                                            11,500      350,031
Equifax, Inc.                                             5,000      178,438
Fannie Mae                                               22,000    1,504,250
Federated Investors, Inc.,
  Class B                                                14,100      252,919
Freddie Mac                                               5,800      336,400
MBIA, Inc.                                                5,000      323,750
Pilgrim American Capital Corp.                           21,900      424,312(*)
Sovereign Bancorp, Inc.                                   8,000       97,000
Washington Mutual, Inc.                                   4,000      141,500
                                                                   ---------
                                                                   4,684,413

FOOD 0.84%
--------------------------
Archer Daniels-Midland Co.                                2,430       37,513
H.J. Heinz Co.                                            1,500       75,188
Kellogg Co.                                               1,800       59,400

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

FOOD (CONT'D)
--------------------------
McCormick & Co., Inc.,
  Non-Voting Shares                                       5,000    $ 160,625
Sara Lee Corp.                                            5,000      113,437
                                                                   ---------
                                                                     446,163

FUNERAL SERVICES 0.75%
--------------------------
Service Corp. International                              20,631      397,147

HEALTHCARE & EQUIPMENT 2.68%
--------------------------
Columbia/HCA Healthcare Corp.                             3,600       82,125(*)
Guidant Corp.                                             1,408       72,424
Humana, Inc.                                              9,000      116,437(*)
Johnson & Johnson Co.                                    10,000      980,000
Oxford Health Plans, Inc.                                 5,000       77,813(*)
United Wisconsin Services                                 6,800       54,400
Veterinary Centers, Inc.                                  3,000       40,688(*)
                                                                   ---------
                                                                   1,423,887

HOUSEHOLD APPLIANCES 4.31%
--------------------------
General Electric Co.                                     20,300    2,293,900

HOUSEHOLD PRODUCTS 2.22%
--------------------------
Colgate Palmolive                                         1,400      138,250
Gillette Co.                                              2,800      114,800
Helen of Troy                                            17,000      304,937
Proctor & Gamble Co.                                      7,000      624,750
                                                                   ---------
                                                                   1,182,737

INSURANCE 3.28%
--------------------------
Allstate Corp.                                            6,594      236,560
American International Group                             10,500    1,229,156
Hartford Financial Services Group, Inc.                   4,800      279,900
                                                                   ---------
                                                                   1,745,616

INVESTMENT TRUSTS 1.55%
--------------------------
S & P 500 Depositary Receipts                             6,000      822,000

MACHINERY 0.36%
--------------------------
Caterpillar, Inc.                                         3,200      192,000

MOTOR VEHICLES & PARTS 1.07%
--------------------------
Autozone, Inc.                                            3,000       90,375(*)
Delphi Automotive Systems Corp.                           2,096       38,907
Ford Motor Co.                                            4,000      225,750

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

MOTOR VEHICLES & PARTS (CONT'D)
--------------------------
General Motors Corp.                                      3,000    $ 198,000
ITT Industries, Inc.                                        400       15,250
                                                                   ---------
                                                                     568,282

OFFICE EQUIPMENT 0.27%
--------------------------
Xerox Corp.                                               2,400      141,750

OIL & GAS EXTRACTION 0.36%
--------------------------
BP Amoco plc., ADR                                          249       27,017
Enron Corp.                                               2,000      163,500
                                                                   ---------
                                                                     190,517

PETROLEUM REFINING 2.25%
--------------------------
Chevron Corp.                                             2,600      247,487
Exxon Corp.                                               3,800      293,075
Mobil Corp.                                               2,000      198,000
Phillips Petroleum Co.                                    1,100       55,344
Royal Dutch Petroleum                                     3,600      216,900
Texaco, Inc.                                              3,000      187,500
                                                                   ---------
                                                                   1,198,306

PHARMACEUTICALS 9.91%
--------------------------
Abbott Laboratories                                      17,500      796,250
American Home Products                                    4,400      253,000
Baxter International, Inc.                                1,100       66,688
Biogen, Inc.                                              2,000      128,625(*)
Bristol-Myers Squibb Co.                                  7,000      493,062
Eli Lilly & Co.                                           8,496      608,526
Merck & Co., Inc.                                        15,850    1,172,900
Pfizer, Inc.                                              8,500      932,875
Schering-Plough Corp.                                    11,200      593,600
Warner-Lambert Co.                                        3,300      228,937
                                                                   ---------
                                                                   5,274,463

PHOTOGRAPHY 0.42%
--------------------------
Eastman Kodak Co.                                         3,300      223,575

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

REAL ESTATE 0.72%
--------------------------
Felcor Lodging Trust, Inc.                                5,000      103,750
Omega Healthcare Investors, Inc.                          5,000      129,063
Weeks Corp.                                               5,000      152,500
                                                                   ---------
                                                                     385,313

RESTAURANTS 0.54%
--------------------------
McDonald's Corp.                                          5,600      231,350
Tricon Global Restaurants                                 1,000       54,125(*)
                                                                   ---------
                                                                     285,475

RETAIL 8.65%
--------------------------
Abercrombie & Fitch Co., Class A                          8,000      384,000(*)
Claire's Stores, Inc.                                     8,000      205,000
Garden Ridge Corp.                                        6,000       28,500(*)
Hasbro, Inc.                                             11,000      307,312
Home Depot, Inc.                                         10,400      670,150
K Mart Corp.                                             16,000      263,000(*)
Lowes Companies, Inc.                                     8,400      476,175
OfficeMax, Inc.                                          15,000      180,000(*)
Sears, Roebuck & Co.                                      2,400      106,950
Sterling Commerce, Inc.                                   4,000      146,000(*)
Tommy Hilfiger                                            6,000      441,000(*)
Toys "R" Us, Inc.                                         2,100       43,444(*)
Wal-Mart Stores, Inc.                                    28,000    1,351,000
                                                                   ---------
                                                                   4,602,531

SANITARY SERVICES 0.94%
--------------------------
Waste Management, Inc.                                    9,305      500,144

TELECOMMUNICATIONS 11.48%
--------------------------
Ameritech Corp.                                           7,600      558,600
AT&T Corp., Liberty Media, Class A                        2,474       90,919(*)
AT&T Corp.                                               27,202    1,518,212
Bell Atlantic Corp.                                       5,810      379,829
Bellsouth Corp.                                           9,200      431,250
GTE Corp.                                                 6,000      454,500
Lucent Technologies, Inc.                                12,000      809,250
MCI Worldcom, Inc.                                        3,359      289,043(*)
SBC Communications, Inc.                                 14,000      812,000
Sprint Corp. PCS Group                                    2,200      125,675(*)
Sprint Corp.                                              6,300      332,719
US West, Inc.                                             1,849      108,629
Vodafone Airtouch plc., ADR                               1,000      197,000
                                                                   ---------
                                                                   6,107,626

ALL AMERICAN EQUITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

TOBACCO 1.28%
--------------------------
Philip Morris, Inc.                                      17,000    $ 683,188

UTILITIES 0.34%
--------------------------
P G & E Corp.                                             1,700       55,250
Williams Companies, Inc.                                  3,000      127,688
                                                                   ---------
                                                                     182,938


TOTAL COMMON STOCKS                                               50,020,843
                                                                  ==========
  (cost $28,265,025)

WRITTEN OPTIONS (0.01)%                                 CONTRACTS

APPAREL (0.01)%
--------------------------
Tommy Hilfiger, Strike Price 80, Call,                      (20)      (5,750)
  Expiration Aug. 1999 (premium $4,940)

                                                        PRINCIPAL
REPURCHASE AGREEMENT 5.97%                                AMOUNT
--------------------------
Joint Tri-Party Repurchase Agreement,
Donaldson, Lufkin & Jenrette,
6/30/99, 4.85% due 7/1/99, repurchase
price $3,174,815 collateralized by U.S.
Treasury securities held in a joint
tri-party repurchase account
(cost $3,174,387)                                     $3,174,387   3,174,387


TOTAL INVESTMENTS 99.98%                                          53,189,480
                                                                  ==========
  (cost $31,434,472)

Other assets and liabilities, net 0.02%                               12,705
                                                                 -----------

NET ASSETS 100%                                                  $53,202,185
                                                                 ===========

                    See notes to portfolios of investments.

REAL ESTATE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS 94.32%                                      SHARES     VALUE
--------------------------                                ------    --------

REAL ESTATE INVESTMENT TRUSTS 68.99%

RESIDENTIAL PROPERTIES 19.94%
--------------------------
Apartment Investment & Management Co.                     9,000      384,750
Equity Resident Property Trust                            8,000      360,500
Manufactured Home Communities, Inc.                      12,000      312,000
Post Properties, Inc.                                     8,600      352,600
                                                                   ---------
                                                                   1,409,850

DIVERSIFIED 6.38%
--------------------------
Entertainment Properties Trust                           10,000      176,250
Glenborough Realty Trust, Inc.                           15,700      274,750
                                                                   ---------
                                                                     451,000

HEALTHCARE 4.86%
--------------------------
Meditrust Paired Certificate                             26,300      343,544

OFFICE PROPERTY MANAGEMENT 23.70%
--------------------------
Boston Properties, Inc.                                   5,000      179,375
Crescent Real Estate Equities                            15,900      377,625
Equity Office Properties Trust                           13,000      333,125
Mack-Cali Realty Corp.                                    8,000      247,500
Reckson Associates Realty Corp.                           7,886      188,278
Spieker Properties, Inc.                                  9,000      349,875
                                                                   ---------
                                                                   1,675,778

RETAIL PROPERTIES 10.59%
--------------------------
General Growth Properties                                 7,000      248,500
Kimco Realty Corp.                                        5,000      195,625
Simon Property Group, Inc.                               12,000      304,500
                                                                   ---------
                                                                     748,625

WAREHOUSE/INDUSTRIAL 3.52%
--------------------------
Liberty Property Trust                                   10,000      248,750


OTHER REAL ESTATE 25.33%

BUILDING MAINTENANCE & SERVICE 4.04%
--------------------------
ABM Industries, Inc.                                      9,300      285,394

FINANCIAL SERVICES 2.63%
--------------------------
Capital Trust, Class A                                   41,400      186,300(*)

REAL ESTATE FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS                                             SHARES     VALUE
--------------------------                                ------    --------

INDUSTRIAL CONSTRUCTION 0.85%
--------------------------
Flour City International, Inc.                           20,000       60,000(*)

OFFICE PROPERTY MANAGEMENT 11.55%
--------------------------
Brookfield Properties Corp.                              24,500      318,625
EdperBrascan Corp., Class A                              16,400      250,037
Oxford Properties Group, Inc.                            23,400      247,905(*)
                                                                   ---------
                                                                     816,567

HOTEL & LODGING PROPERTIES 6.26%
--------------------------
Mirage Resorts, Inc.                                     10,000      167,500(*)
Starwood Hotels & Resorts Worldwide, Inc.                 9,000      275,062
                                                                   ---------
                                                                     442,562


TOTAL COMMON STOCKS                                                6,668,370
                                                                   =========
  (cost $7,395,986)


                                                      PRINCIPAL
REPURCHASE AGREEMENT 7.16%                              AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 6/30/99, 4.85% due 7/1/99,
  repurchase price $506,124 collateralized by
  U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $506,056)        $ 506,056      506,056


TOTAL INVESTMENTS 101.48%                                          7,174,426
                                                                   =========
  (cost $7,902,042)

Other assets and liabilities, net (1.48)%                           (104,356)
                                                                  ----------

NET ASSETS 100%                                                   $7,070,070
                                                                  ----------

                    See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 77.65%                         SHARES     VALUE
--------------------------                                ------    --------

AEROSPACE 0.30%
--------------------------
Boeing Co.                                                2,000    $  88,375

APPAREL 4.23%
--------------------------
Chaifa Holdings Ltd.                                    670,800        9,338(*)
Giordano International Ltd.                             299,000      210,031
Li & Fung Ltd.                                          376,000      898,977
Yue Yuen Industrial Holdings Ltd.                        49,200      113,510
                                                                   ---------
                                                                   1,231,856

BANKING & FINANCIAL SERVICES 9.51%
--------------------------
Aeon Credit Service                                     994,000      288,261
Guoco Group Ltd.                                        110,000      294,898
HSBC Holdings Ltd.                                       60,000    2,188,539
                                                                   ---------
                                                                   2,771,698

BEVERAGES 0.56%
--------------------------
Guangdong Brewery
Holdings Ltd.                                         1,073,000       80,213
Vitasoy International
Holdings Ltd.                                           240,000       84,293
                                                                   ---------
                                                                     164,506

CHEMICALS & ALLIED PRODUCTS 6.43%
--------------------------
Jilin Chemical Industrial
Co., Ltd., Class H                                    2,308,000      279,628
Shanghai Petrochemical,
Class H                                               2,432,000      570,495
Yizheng Chemical Fibre,
Class H                                               1,844,000      475,343(*)
Zhenhai Refining and
Chemical Co., Ltd., Class H                           1,815,000      549,745
                                                                   ---------
                                                                   1,875,211

COMPUTERS & OFFICE EQUIPMENT 1.97%
--------------------------
Acer, Inc., GDR                                          16,406      204,832(*)
Founder Hong Kong Ltd.                                  490,586      186,532(*)
GVC Corp., GDR                                               89          290(*)
Vanda Systems & Communications Holdings Ltd.          1,384,000      183,734(*)
                                                                   ---------
                                                                     575,388
CONGLOMERATES 9.55%
--------------------------
China Vanke Co., Ltd.                                    73,018       49,033
Citic Pacific Ltd.                                      228,200      727,960
First Pacific Co., Ltd.                                 635,230      540,370
Guangzhou Investment Co., Ltd.                          500,000       50,911
Hutchinson Whampoa                                       96,000      869,229
Shanghai Industrial Holdings Ltd.                       229,000      546,039
                                                                   ---------
                                                                   2,783,542

CHINA REGION OPPORTUNITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

ELECTRONIC EQUIPMENT 4.35%
--------------------------
ASM Pacific Technology Ltd.                             306,000    $ 205,088
GP Batteries International Ltd.                          30,000       57,462
Samsung Electronics, GDR, 144A                            3,380       91,682
Samsung Electronics, GDR 1/2 Voting Shares, 144A            132        7,069
Varitronix International                                267,000      555,777
VTech Holdings Ltd.                                     110,000      350,192
Yageo Corp.                                                   1            5
                                                                   ---------
                                                                   1,267,275

FURNITURE 0.11%
--------------------------
Lamex Holdings Ltd.                                   1,315,861       28,832(*)
Lamex Holdings Ltd., Warrants                           219,310        2,148(*)
                                                                   ---------
                                                                      30,980

GROCERIES - WHOLESALE 1.85%
--------------------------
Guangnan Holdings Ltd.                                   10,000          670
NG Fung Hong Ltd.                                       648,000      538,706
                                                                   ---------
                                                                     539,376

HEAVY CONSTRUCTION 0.44%
--------------------------
Road King Infrastructure Ltd.                           180,000      127,600

HOTELS 0.98%
--------------------------
Shanghai New Asia, Group B                            1,063,448      287,131(*)

HOUSEHOLD APPLIANCES 6.41%
--------------------------
Guangdong Kelon Electronics Holdings                  1,269,000    1,472,044
Shenzhen Konka Electronic Holdings, Group B             355,110      396,367(*)
                                                                   ---------
                                                                   1,868,411

INDUSTRIAL/COMMERCIAL MACHINERY 0.34%
--------------------------
Shanghai Diesel Engine Ltd., Group B                    376,320      100,101

METAL INDUSTRIES 0.48%
--------------------------
Shenzhen Fangda Co., Ltd.                               157,800      141,151(*)

MOTOR VEHICLES & TRANSPORTATION 4.01%
--------------------------
Qingling Motors Co. Ltd., Class H                     1,688,000      406,847
Shanghai Dazhong, Group B                             1,121,502      762,621(*)
                                                                   ---------
                                                                   1,169,468

CHINA REGION OPPORTUNITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

OFFICE SUPPLIES 2.16%
--------------------------
China First Pencil Company Ltd.                       1,194,914    $ 351,305
Shanghai Hero Pen, Group B                              777,884      278,482(*)
                                                                   ---------
                                                                     629,787

PHOTOGRAPHY 0.25%
--------------------------
China HK Photo Products Holdings                        450,000       71,920

REAL ESTATE DEVELOPERS 7.17%
--------------------------
Cheung Kong Holdings Ltd.                                50,000      444,668
China Overseas Land & Investment                        970,000      137,525
China Resources Enterprise Ltd.                         344,000      609,646
Lai Sun Development Co. Ltd.                             40,000        3,557(*)
New World Development Co.                               142,095      425,813
Shanghai Lujiazhui Finance, Group B                       1,000          650(*)
Shum Yip Investment Ltd.                                350,000       91,350
Silver Grant International Industries Ltd.              940,000      146,599(*)
Silver Grant International Industries, Warrants          94,000        4,119(*)
Sun Hung Kai Properties HK                               25,000      227,973
                                                                   ---------
                                                                   2,091,900

RETAIL 3.11%
--------------------------
China Everbright-IHD Pacific Ltd.                       200,000      199,778(*)
China Everbright-IHD Pacific Ltd., Warrants              20,000        8,507(*)
Glorious Sun Enterprises Ltd.                           984,000      336,092
Shanghai Friendship & Overseas Chinese, Group B         966,014      363,221
                                                                   ---------
                                                                     907,598

TELECOMMUNICATIONS 1.45%
--------------------------
Hong Kong Telecommunications Ltd.                        87,540      226,788
Shanghai Posts & Telecommunications, Group B            268,110      144,779(*)
SK Telecom Company Ltd., ADR                              3,000       51,000
                                                                   ---------
                                                                     422,567

TEXTILE MILL PRODUCTS 1.03%
--------------------------
First Sign International Holdings                       290,000       15,512
Shanghai Haixin Co., Group B                            662,350      283,486(*)
                                                                   ---------
                                                                     298,998

TRAFFIC SYSTEM MANAGEMENT 0.36%
--------------------------
Anhui Expressway Co. Ltd.                               726,000       99,188
GZI Transport Ltd.                                       25,769        5,646
                                                                   ---------
                                                                     104,834

CHINA REGION OPPORTUNITY FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

UNIT INVESTMENT TRUST 0.25%
--------------------------
Cathay Investment Fund                                  350,000    $  72,539(*)

UTILITIES 6.30%
--------------------------
Guangdong Electric Power Development Co., Group B       205,400      141,370
Hong Kong & China Gas Co.                               336,869      488,461
Huaneng Power International, Inc., ADR                   40,000      685,000
Dongfang Electrical Machinery Co., Ltd., Class H        736,000       93,914
Shandong Huaneng Power Company Ltd., ADR                 82,600      428,488
                                                                   ---------
                                                                   1,837,233

WATER TRANSPORTATION & SERVICES 4.05%
--------------------------
China International Marine Container, Group B           835,059      764,174(*)
China Merchants Shekou Port Service Co., Ltd.           133,144       70,188
Cosco Pacific Ltd.                                      350,000      288,712
Guangzhou Shipyard International Co., Class H           100,000       10,053
Pacific Ports Co., Ltd.                                 300,000       46,787(*)
                                                                   ---------
                                                                   1,179,914


TOTAL COMMON STOCKS AND WARRANTS                                  22,639,359
                                                                  ==========
  (cost $24,178,531)

                                                       PRINCIPAL
REPURCHASE AGREEMENT 17.99%                              AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson,
 Lufkin & Jenrette, 6/30/99, 4.85%, due 7/1/99,
 repurchase price $5,244,626 collateralized by
 U.S. Treasury securities held in a joint
 tri-party repurchase account (cost $5,243,920)       $5,243,920   5,243,920

TOTAL INVESTMENTS 95.64%                                          27,883,279
                                                                  ==========
  (cost $29,422,451)

Other assets and liabilities, net 4.36%                            1,272,934
                                                                 -----------

NET ASSETS 100%                                                  $29,156,213
                                                                 ===========

                    See notes to portfolios of investments.

GLOBAL RESOURCES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 99.72%                         SHARES     VALUE
--------------------------                                ------    --------

AGRICULTURAL SYSTEMS 0.12%
--------------------------
Monsanto Co.                                                500    $  19,719

CHEMICALS & ALLIED PRODUCTS 16.57%
--------------------------
Air Products & Chemicals, Inc.                            3,700      148,925
Albermarle Corp.                                          2,600       60,125
Dow Chemical Co.                                          4,000      507,500
E.I. Du Pont de Nemours & Co.                            16,800    1,147,650(*)
Eastman Chemical Co.                                      3,400      175,950
Ecolab, Inc.                                              2,500      109,062
IMC Global, Inc.                                          3,800       66,975
Lubrizol Corp.                                            3,200       87,200
Praxair, Inc.                                             3,600      176,175
Rohm & Haas Co.                                           3,000      128,625
Solutia, Inc.                                             4,000       85,250
W. R. Grace & Co.                                         6,400      117,600(*)
                                                                   ---------
                                                                   2,811,037

DIVERSIFIED MINING 1.07%
--------------------------
De Beers Consolidated Mines Ltd., ADR                     7,600      181,450

ELECTRIC SERVICES 0.55%
--------------------------
Korea Electric Power Corp., ADR                           4,500       92,250

FORESTRY 1.46%
--------------------------
Weyerhaeuser Co.                                          3,600      247,500

GOLD & SILVER MINING 1.21%
--------------------------
Barrick Gold Corp.                                        1,000       19,375
Newmont Mining Corp.                                      8,500      168,937
Placer Dome, Inc.                                         1,500       17,719
                                                                   ---------
                                                                     206,031

METAL & MINERAL MINING 4.20%
--------------------------
Alcoa, Inc.                                               8,900      550,687
Minco Mining & Metals Corp., Warrants                    25,000            0(*)
Osmium Holdings S.A. (RS)                                   104            0(*)
Stillwater Mining Company                                 1,800       58,838(*)
Zimasco Consolidated Enterprises Ltd. (RS)               40,000      102,440
                                                                   ---------
                                                                     711,965

MINING SERVICES 1.30%
--------------------------
Freeport McMoRan Copper & Gold, Inc., Class B            10,000      179,375
Winspear Resources Ltd.                                  15,500       41,474(*)
                                                                   ---------
                                                                     220,849

GLOBAL RESOURCES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

NATURAL GAS PRODUCTION & DISTRIBUTION 6.39%
--------------------------
El Paso Energy Gas Co.                                    4,200    $ 147,788
Enron Corp.                                               6,800      555,900
Williams Companies, Inc.                                  8,950      380,934
                                                                   ---------
                                                                   1,084,622

OIL & GAS EXTRACTION 9.08%
--------------------------
Anadarko Petroleum Corp.                                  4,000      147,250
Apache Corp.                                              2,000       78,000
EuroSov Energy plc                                      283,100       95,950(*)
Noble Affiliates, Inc.                                    2,000       56,375
Oil Search Ltd.                                          30,000       44,443(*)
Phillips Petroleum Co.                                    4,000      201,250
Rowan Companies, Inc.                                     6,000      110,625(*)
Schlumberger Ltd.                                         9,250      589,109
Union Pacific Resources Group, Inc.                       6,000       97,875
Unocal Corp.                                              3,000      118,875
                                                                   ---------
                                                                   1,539,752

OIL & GAS FIELD SERVICES 3.88%
--------------------------
Atlantic Richfield Co.                                    4,400      367,675
Baker Hughes, Inc.                                        6,000      201,000
ENSCO International, Inc.                                 4,500       89,719
                                                                   ---------
                                                                     658,394

OIL & GAS INTEGRATED 3.89%
--------------------------
Amerada Hess Corp.                                        2,000      119,000
Halliburton Co.                                           8,000      362,000
Occidental Petroleum Corp.                                8,500      179,562
                                                                   ---------
                                                                     660,562

PAPER PRODUCTS 6.92%
--------------------------
Boise Cascade Corp.                                       7,000      300,125
Bowater, Inc.                                             3,000      141,750
Georgia Pacific Group                                     5,400      255,825
International Paper Co.                                   4,500      227,250
Louisiana Pacific Corp.                                  10,500      249,375
                                                                   ---------
                                                                   1,174,325

PETROLEUM PRODUCTION & REFINING 40.82%
--------------------------
Ashland, Inc.                                             1,300       52,163
BP Amoco plc, ADR                                         2,000      217,000
Chevron Corp.                                            11,300    1,075,619
ELF Aquitane S.A., ADR                                    1,300       95,631
Exxon Corp.                                              41,900    3,231,537

GLOBAL RESOURCES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 99.72%                         SHARES     VALUE
--------------------------                                ------    --------

PETROLEUM PRODUCTION & REFINING (CONT'D)
--------------------------
Mobil Corp.                                              14,900    $1,475,100
Texaco, Inc.                                              7,800      487,500
Tosco Corp.                                               2,300       59,656
Total S.A., ADR                                           1,300       83,769(*)
USX-Marathon Group                                        4,500      146,531
                                                                   ---------
                                                                   6,924,506

STEEL MANUFACTURING 2.26%
--------------------------
Ak Steel Holding Corp.                                    4,700      105,750
Nucor Corp.                                               3,000      142,313
USX-U.S. Steel Group, Inc.                                5,000      135,000
                                                                   ---------
                                                                     383,063



TOTAL COMMON STOCKS AND WARRANTS                                  16,916,025
                                                                  ==========
  (cost $16,236,259)

RIGHTS 0.00%

CHEMICALS & ALLIED PRODUCTS 0.00%
--------------------------
IMC Global, Inc. Rights                                   3,800            0
  (cost $0)

                                                        PRINCIPAL
REPURCHASE AGREEMENT 0.01%                                AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 6/30/99, 4.85%, due 7/1/99,
  repurchase price $1,723, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $1,723)                    $   1,723        1,723


TOTAL INVESTMENTS 99.86%                                          16,917,748
                                                                  ==========
  (cost $16,237,982)

Other assets and liabilities, net 0.27%                               46,003
                                                                   ---------

NET ASSETS 100%                                                  $16,963,751
                                                                 ===========

                 See notes to portfolios of investments

WORLD GOLD FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 78.85%                         SHARES     VALUE
--------------------------                                ------    --------

DIAMOND MINING & EXPLORATION 3.82%
--------------------------
De Beers Centenary, Linked Unit                          39,600    $ 945,452
De Beers Consolidated Mines Ltd., ADR                    85,100    2,031,763
DIA Met Minerals Ltd., Class B                           40,000      692,699(*)
                                                                   ---------
                                                                   3,669,914

DIVERSIFIED OPERATIONS 1.78%
--------------------------
Anglo American Agriculture plc                           30,000    1,422,071
Black Sea Energy Ltd.                                   176,950      240,340(*)
General Minerals Corp.                                   99,200       50,526(*)
                                                                   ---------
                                                                   1,712,937

GOLD EXPLORATION & DEVELOPMENT 11.34%
--------------------------
Ancash Resources, Special Warrants (RS)                 800,000            0(*)+
Aurizon Mines Ltd.                                      483,500      229,847(*)
Aurora Gold Ltd.                                        112,389       54,978(*)
Balaclava Mines, Inc.                                   400,000       43,464(*)
Balaclava Mines, Inc., Warrants                         200,000            0(*)
Ballarat Goldfields NL                                1,043,100       31,719(*)
Ballarat Goldfields NL, Warrants                        260,775            0(*)
Colony Pacific Explorations Ltd., Warrants               50,000            0(*)
Continental Precious Minerals, Inc.                     200,000       69,949(*)
Cream Minerals Ltd.                                     200,000       33,956(*)
Cream Minerals Ltd., Warrants                           200,000            0(*)
Eldorado Gold Corp.                                     753,200      332,482(*)
Fischer Watt Gold, Inc.                                 140,600       21,090(*)
Fischer Watt Gold, Inc. (RS)                            800,000       60,000(*)
Franc-Or Resources Corp.                                647,900      123,200(*)
Glamis Gold Ltd.                                        800,000    1,439,728(*)
Glencar Mining plc                                      872,438      391,964(*)
Gold Corp. of Africa Ltd. (RS)                          195,000       24,375(*)+
Goldcorp, Inc., Class A, Subordinate Voting Shares      750,000    3,692,699(*)
Goldcorp, Inc., Warrants                                375,000      432,937(*)
Great Basin Gold Ltd.                                   200,000      179,287(*)
Madison Enterprises Corp.                               250,000      144,312(*)
Madison Enterprises Corp., Warrants                     250,000            0(*)
Miramar Mining Corp.                                    592,100      361,895
Miranda Mining (RS)                                   1,600,000      999,443(*)
Moydow Mines International, Inc.                        300,000      285,229(*)
Nevsun Resources                                        505,000      178,336(*)
Opawica Explorations, Inc.                              400,000      236,333(*)
Ormonde Mining plc                                    3,607,143      353,182(*)+
Otter Gold Mines Ltd.                                   500,000      208,231(*)
Otter Gold Mines Ltd., Warrants (October 2001)           50,000          727(*)
Otter Gold Mines Ltd., Warrants (June 2003)             200,000       15,865(*)
Patrician Gold Mines Ltd.                               602,000       16,353(*)
Platinova A/S                                            63,300       11,822(*)

WORLD GOLD FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

GOLD EXPLORATION DEVELOPMENT (CONT'D)
--------------------------
Platinova Resources Ltd., Special Shares                 36,700    $   6,356(*)
Solitario Resources Corp.                               459,522      386,966(*)
Star Resources Corp.                                  1,976,400      268,441(*)+
Western Exploration & Development, Special Warrants
(RS)                                                    600,000      255,000(*)+
                                                                   ---------
                                                                   10,890,166

INTERMEDIATE GOLD PRODUCERS 14.27%
--------------------------
Acacia Resources                                      3,000,974    3,471,639
Delta Gold NL                                         6,428,100    9,135,986
Kinross Gold Corp.                                      201,800      341,244(*)
Resolute Ltd.                                         1,500,000      753,597
                                                                   ---------
                                                                   13,702,466

JUNIOR GOLD PRODUCERS 8.74%
--------------------------
Agnico Eagle Mines Ltd.                                  19,200      118,655
Dayton Mining Corp.                                   31,068,000   1,801,944(*)+
Geomaque Explorations Ltd.                              200,000      107,301(*)
IAMGOLD                                               1,520,000    3,096,774(*)
Norcal Resources Ltd.                                   470,000       28,727(*)
Ranger Minerals NL                                    1,681,899    2,612,775
Ross Mining NL                                        1,180,848      499,584
Vista Gold Corp.                                        834,300      130,315(*)
                                                                   ---------
                                                                   8,396,075

METAL MINING 1.97%
--------------------------
AMT International Mining Corp.                        2,126,350      259,927(*)+
Metallica Resources, Inc.                                47,500       23,548(*)
Nuinsco Resources Ltd.                                  100,000       35,993(*)
Osmium Holdings S.A. (RS)                                   891            0(*)
Platexco, Inc.                                          100,000      202,377(*)
Platexco, Inc., Warrants                                 50,000            0(*)
Red Back Mining, NL                                   1,000,000      171,873(*)
Zimasco Consolidated Enterprises Ltd. (RS)              350,000      896,350
Zimbabwe Platinum Mines Ltd.                          1,360,000      305,670(*)
                                                                   ---------
                                                                   1,895,738

MINERAL EXPLORATION & DEVELOPMENT 2.76%
--------------------------
Aber Resources Ltd.                                      14,400      123,219(*)
Argosy Minerals, Inc.                                   823,720       67,128(*)
Augusta Resource Corp.                                  798,773      325,476(*)+
Billiton plc                                            300,000    1,046,336
Centaur Mining & Exploration Ltd.                       300,000       52,554(*)
Chilean Gold Ltd. (RS)                                  500,000            0(*)
Gitennes Exploration, Inc.                              200,000       33,956(*)
Indochina Goldfields Ltd.                               475,400      403,565(*)

WORLD GOLD FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
--------------------------
Lonmin plc                                               50,000    $ 465,038
Yamana Resources, Inc.                                  330,000      134,465(*)
                                                                   ---------
                                                                   2,651,737

MINING FINANCE 8.24%
--------------------------
Euro-Nevada Mining Corp., Ltd.                          408,700    4,884,971
Euro-Nevada Mining Corp., Ltd., Warrants, Series B       35,000      380,306(*)
Franco-Nevada Mining Corp., Ltd.                        100,000    1,555,178
Franco-Nevada Mining Corp., Ltd., Warrants              200,000    1,089,983(*)
                                                                   ---------
                                                                   7,910,438

SENIOR GOLD PRODUCERS 25.93%
--------------------------
Ashanti Goldfields Co., Ltd., GDR                       584,800    4,057,050
AGSM Preference Stock                                   203,932      336,488
Barrick Gold Corp.                                      237,500    4,601,572
Battle Mountain Gold Co.                                108,750      265,078
Cambior, Inc.                                           500,000    1,612,903
Elkhorn Gold Mining Corp.                               200,000       15,620(*)
Freeport-McMoRan Copper & Gold, Inc., Class B            45,000      807,187
Homestake Mining                                        360,000    2,947,500
Newmont Mining Corp.                                    235,075    4,672,116
Normandy Mining Ltd.                                  2,106,100    1,486,909
Orezone Resources, Inc.                                 466,000      189,881(*)
Orezone Resources, Inc. Special Warrants (RS)           550,000      224,109(*)
Placer Dome, Inc.                                       312,700    3,693,787
                                                                   ---------
                                                                   24,910,200


TOTAL COMMON STOCKS AND WARRANTS                                   75,739,671
                                                                   ==========
  (cost $90,202,814)


RIGHTS 0.00%

METAL MINING 0.00%
--------------------------
Red Back Mining, NL (cost $2,240)                       100,000            0


PURCHASED OPTIONS 3.92%                                CONTRACTS
                                                       ---------
SENIOR GOLD PRODUCERS 3.92%
--------------------------
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $566,500)                 1,350      388,125
Barrick Gold Corp., Strike Price 22.50, Call,
  Expiration Jan. 2000 (premium $7,248)                      16        3,000
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2000 (premium $1,126,413)               2,775      346,875

WORLD GOLD FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

PURCHASED OPTIONS                                       CONTRACTS    VALUE
--------------------------                              ---------    -----

SENIOR GOLD PRODUCERS (CONT'D)
--------------------------
Barrick Gold Corporation, Strike Price 30, Call,
  Expiration Jan 2000 (premium $19,695)                      65    $   2,844
Homestake Mining, Strike Price 10, Call,
  Expiration Date Jan. 2000 (premium $139,000)              500       40,625
Homestake Mining, Strike Price 12.50, Call,
  Expiration Date Jan. 2000 (premium $167,425)              600       28,140
Newmont Mining Corp., Strike Price 10, Call,
  Expiration Date Jan. 2001 (premium $338,400)              300      330,000
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Date Jan. 2001 (premium $987,475)            1,450      833,750
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Date Jan. 2000 (premium $298,375)              500       87,500
Placer Dome, Inc., Strike Price 10, Call,
  Expiration Date Jan. 2001 (premium $453,000)            1,000      431,300
Placer Dome, Inc., Strike Price 12.50, Call,
  Expiration Date Jan. 2000 (premium $635,513)            2,150      403,125
  Expiration Date Jan. 2001 (premium $943,625)            2,250      773,550
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Jan. 2000 (premium $528,435)                 1,520       95,000
                                                          -----       ------
TOTAL PURCHASED OPTIONS                                            3,763,834
                                                                   =========
  (cost $6,211,104)

                                                       PRINCIPAL
REPURCHASE AGREEMENT 14.30%                             AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 6/30/99, 4.85%, due 7/1/99,
  repurchase price $13,736,793, collateralized
  by U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $13,734,943)     $13,734,943  13,734,943
                                                      -----------  ----------
TOTAL INVESTMENTS 97.07%                                           93,238,448
                                                                   ==========
  (cost $110,151,101)

Other assets and liabilities, net 2.93%                             2,818,423
                                                                    ---------

NET ASSETS 100%                                                   $96,056,871
                                                                  ===========

                     See notes to portfolios of investments

GOLD SHARES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 75.60%                         SHARES     VALUE
--------------------------                                ------    --------

DIAMOND MINING & EXPLORATION 5.44%
--------------------------
De Beers Centenary, Linked Unit                          11,300    $ 269,788
De Beers Consolidated Mines, ADR                         32,400      773,550
DIA Met Minerals Ltd., Class B                           60,000    1,039,049(*)
                                                                   ---------
                                                                   2,082,387

DIVERSIFIED OPERATIONS 5.27%
--------------------------
Aber Resources Ltd.                                      57,400      491,165(*)
Anglo American plc                                       10,000      474,023(*)
Anglovaal Mining Ltd.                                    75,800      489,924
Billiton plc                                            100,000      348,778
Black Sea Energy Ltd.                                    59,050       80,204(*)
Indochina Goldfields Ltd.                               158,400      134,465(*)
                                                                   ---------
                                                                   2,018,559
GOLD MINING - AFRICA 19.68%
--------------------------
Anglogold Ltd., ADR                                      30,400      653,600
Ashanti Goldfields, GDR                                 232,600    1,613,662
ASA Ltd.                                                 30,700      510,388
Avgold Ltd.                                             300,000      163,573(*)
Gencor Ltd.                                              60,000      165,065
Gold Fields Ltd.                                        502,470    1,727,251
Gold Fields Ltd., ADR                                    50,000      171,875(*)
Goldfields South Africa                                 200,000      400,000
Harmony Gold Mining                                     351,800    1,704,020(*)
Kalahari Goldridge Mining Ltd.                          321,600      111,926(*)
Randfontein Estates Ltd.                                 21,900       37,746
Western Areas Gold Mining, ADR                           63,000      198,387(*)
Zimbabwe Platinum Mines Ltd.                            344,791       77,494(*)
                                                                   ---------
                                                                   7,534,987
GOLD MINING - AUSTRALIA 12.36%
--------------------------
Acacia Resources                                      1,237,795    1,431,928
Delta Gold NL                                         1,680,870    2,388,949
Normandy Mining Ltd.                                    600,000      423,601
Ranger Minerals Ltd.                                    152,713      237,235(*)
Resolute Resources Ltd.                                 500,000      251,199
                                                                   ---------
                                                                   4,732,912
GOLD MINING - NORTH AMERICA 32.93%
--------------------------
Agnico Eagle Mines Ltd.                                   5,800       35,844
Barrick Gold Corp.                                      162,500    3,148,440
Battle Mountain Gold Co.                                 36,250       88,359
Cambior, Inc.                                           150,000      483,871
Dayton Mining Corp.                                   11,250,000     652,500(*)
Euro-Nevada Mining Ltd.                                  95,000    1,135,484

GOLD SHARES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS                                SHARES     VALUE
--------------------------                                ------    --------

Euro-Nevada Mining Ltd., Warrants, Series B               6,000    $  65,195(*)
Franco Nevada Mining Corp., Ltd.                         10,000      155,518
Franco Nevada Mining Corp., Ltd., Warrants               50,000      272,496(*)
Freeport-McMoRan Copper & Gold, Inc., Class B            15,000      269,062
Goldcorp, Inc., Class A Subordinate
Voting Shares                                           250,000    1,230,900(*)
Goldcorp, Inc., Warrants                                125,000      144,312(*)
Homestake Mining                                         80,000      655,000
IAMGOLD                                                 100,000      203,735(*)
Kinross Gold Corp.                                      312,600      528,607(*)
Newmont Mining Corp.                                     78,425    1,558,697
Placer Dome, Inc.                                       157,500    1,860,478
Stillwater Mining Co.                                     3,600      117,676(*)
                                                                   ---------
                                                                  12,606,174

TOTAL COMMON STOCKS AND WARRANTS                                  28,975,019
                                                                  ==========
  (cost $31,885,616)

PURCHASED OPTIONS 3.79%                               CONTRACTS

GOLD MINING - AFRICA 0.09%
--------------------------
ASA Ltd., Strike Price 17.50, Call,
  Expiration Jan. 2000 (premium $75,600)                    200       35,000

GOLD MINING - NORTH AMERICA 3.70%
--------------------------
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $169,950)                   400      115,000
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2000 (premium $527,827)                 1,305      163,125
Barrick Gold Corp., Strike Price 30, Call,
  Expiration Jan. 2000 (premium $10,605)                     35        1,531
Homestake Mining, Strike Price 10, Call,
  Expiration Jan. 2000 (premium $55,600)                    200       16,250
Homestake Mining, Strike Price 12.50, Call,
  Expiration Jan. 2000 (premium $69,500)                    250       11,725
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Jan. 2001 (premium $381,025)                   550      316,250
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Jan. 2000 (premium $150,750)                   250       43,750
Newmont Mining Corp., Strike Price 100, Call,
  Expiration Jan. 2001 (premium $112,800)                   100      110,000
Placer Dome, Inc., Strike Price 10, Call,
  Expiration Jan. 2001 (premium $147,150)                   300      129,390

GOLD SHARES FUND


PORTFOLIO OF INVESTMENTS                                          June 30, 1999

COMMON STOCKS AND WARRANTS 75.60%                         SHARES     VALUE
--------------------------                                ------    --------

GOLD MINING - NORTH AMERICA (CONT'D)
--------------------------
Placer Dome, Inc., Strike Price 12.50, Call,
  Expiration Jan. 2000 (premium $254,738)                   850    $ 159,375
  Expiration Jan. 2001 (premium $327,875)                   750      257,850
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Jan. 2000 (premium $568,065)                 1,480       92,500
                                                                   ---------
                                                                   1,416,746

TOTAL PURCHASED OPTIONS                                            1,451,746
                                                                   =========
  (cost $2,851,485)


                                                       PRINCIPAL
REPURCHASE AGREEMENT 8.46%                              AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 6/30/99, 4.85%, due 7/1/99
  repurchase price $3,237,726 collateralized by
  U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $3,237,290)      $3,237,290   3,237,290


TOTAL INVESTMENTS 87.93%                                          33,664,055
                                                                  ==========
  (cost $37,974,391)

Other assets and liabilities, net 12.07%                           4,621,591
                                                                   ---------

NET ASSETS 100%                                                  $38,285,646
                                                                 ===========

                    See notes to portfolios of investments.

LEGEND

*   Non-income producing security       GDR  Global Depository Receipt
+   Affiliated company (see following)  RS   Restricted Security (see following)
ADR American Depository Receipt         ZCB  Zero Coupon Bond
GO  General Obligation Bond


GENERAL

The yield reflects the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 6/30/99.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at June 30, 1999 were:

Donaldson,  Lufkin & Jenrette repurchase agreement,  6/30/99, 4.85%, due 7/1/99:
(with a market value of $75,803,636)

$50,080,000 U.S. Treasury Bond, 3.625%, 1/15/08
$19,881,000 U.S. Treasury Bond, 6.125%, 11/15/27
$3,262,000 U.S. Treasury Note, 5.625%, 10/31/99
$1,519,000 U.S. Treasury Bond, 0.00%, 11/15/17
$1,302,000 U.S. Treasury Bond, 0.00%, 11/15/23
$1,071,000 U.S. Treasury Bond, 0.00%, 2/15/25
$1,032,000 U.S. Treasury Bond, 0.00%, 11/15/22
$777,000 U.S. Treasury Bill, 0.00%, 12/9/99
$599,000 U.S. Treasury Bond, 0.00%, 8/15/17
$472,000 U.S. Treasury Bond, 0.00%, 2/15/19
$440,000 U.S. Treasury Note, 6.00%, 8/15/00
$426,000 U.S. Treasury Bond, 0.00%, 2/15/16
$403,000 U.S. Treasury Bond, 0.00%, 11/15/25
$358,000 U.S. Treasury Bond, 0.00%, 11/15/24
$306,000 U.S. Treasury Bond, 0.00%, 11/15/28
$216,000 U.S. Treasury Bond, 0.00%, 8/15/25
$152,000 U.S. Treasury Bond, 0.00%, 5/15/11
$100,000 U.S. Treasury Bond, 0.00%, 2/15/25
$100,000 U.S. Treasury Bond, 0.00%, 11/15/27
$68,000 U.S. Treasury Bond, 0.00%, 8/15/22
$65,000 U.S. Treasury Bond, 0.00%, 8/15/23
$42,000 U.S. Treasury Bond, 0.00%, 11/15/28
$32,000 U.S. Treasury Bond, 0.00%, 8/15/14
$29,000 U.S. Treasury Bond, 0.00%, 8/15/25
$28,000 U.S. Treasury Bond, 0.00%, 2/15/27
$24,000 U.S. Treasury Bond, 0.00%, 5/15/27
$10,000 U.S. Treasury Bond, 0.00%, 8/15/19
$4,000 U.S. Treasury Bond, 0.00%, 11/15/27
$4,000 U.S. Treasury Bond, 0.00%, 5/15/28
$2,000 U.S. Treasury Bond, 0.00%, 5/15/26

Total principal amount: $82,804,000; Total repurchase value: $75,057,891

NOTES TO PORTFOLIOS OF INVESTMENTS                                June 30, 1999


PaineWebber, Inc. repurchase agreement, 6/30/99, 4.80%, due 7/1/99:
  (with a market value of $24,481,242)

$5,302,000 U.S. Treasury Note, 7.875%, 11/15/04
$5,000,000 U.S. Treasury Bond, 10.625%, 8/15/15
$5,000,000 U.S. Treasury Bond, 9.00%, 11/15/18
$3,945,000 U.S. Treasury Note, 8.125%, 8/15/19
Total principal amount: $19,247,000; Total repurchase value: $24,003,200

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 1999.

                                   SHARES OF AFFILIATED COMPANIES
                      ---------------------------------------------------------
                      JUNE 30, 1998    ADDITIONS     REDUCTIONS   JUNE 30, 1999
                      -------------    ---------     ----------   -------------
GLOBAL RESOURCES
  Goldbeam
  Resources Ltd.          300,000           --        (300,000)          --

At June 30, 1999, the value of investments in affiliated companies was $0 representing 0% of net assets, and the total cost was $0. Net realized losses on transactions with affiliates were $765,345 and there was no income earned for the period.


                                   SHARES OF AFFILIATED COMPANIES
                      ---------------------------------------------------------
                      JUNE 30, 1998    ADDITIONS     REDUCTIONS   JUNE 30, 1999
                      -------------    ---------     ----------   -------------
WORLD GOLD

AMT International
  Mining Corp.          2,126,350            100           100      2,126,350
Ancash Resources (RS)     800,000            100           100        800,000
Augusta Resource Corp         100        798,773           100        798,773
Balaclava Mines, Inc.     400,000           --            --          400,000(a)
Dayton Mining Corp.       688,000     30,671,700      (291,700)    31,068,000
Gold Corp. of
  Africa (RS)             200,000           --          (5,000)       195,000
Highlake Resources NL   4,257,565           --      (4,257,565)          --
Opawica Exploration,
  Inc                     400,000           --            --          400,000(a)
Ormonde Mining plc      3,607,143           --            --        3,607,143
Star Resources Corp.    1,976,400           --            --        1,976,400
Western Exploration
  & Development Ltd.
  (RS)                    600,000           --            --          600,000

At June 30, 1999, the value of investments in affiliated companies was $3,288,345, representing 3.42% of net assets, and the total cost was $7,747,812. Net realized losses on transactions were $59,361 and there was no income earned for the period.

(a) AtJune 30, 1999, the company is no longer defined as an affiliate, although it was an affiliated company during the year.

NOTES TO PORTFOLIOS OF INVESTMENTS                                June 30, 1999


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.


                                                    ACQUISITION        COST PER
SECURITY                                                DATE             SHARE
                                                 -----------------     --------
GLOBAL RESOURCES

COMMON STOCK AND WARRANTS
    Osmium Holdings S.A                          10/22/96-01/29/98    $ 9 87.07
    Zimasco Consolidated Enterprises Ltd.                 06/15/95    $    2.50

At June 30, 1999, the total cost of restricted securities was $202,655, and the total value was $102,440, representing 0.60% of net assets.

WORLD GOLD

COMMON STOCK AND WARRANTS
    Chilean Gold Ltd.                                   01/17/97      $    1.10
    Fischer-Watt Gold                          06/16/97-08/27/97      $    0.33
    Gold Corp. of Africa                       08/14/96-11/14/97      $    2.00
    Miranda Mining                                      03/25/96      $    1.13
    Osmium Holdings S.A                        10/22/96-01/29/98      $1,280.75
    Zimasco Consolidated Enterprises Ltd.               06/15/95      $    2.50

SPECIAL WARRANTS AND UNITS
    Ancash Resources                           09/30/96-05/02/97      $    0.55
    Orezone Resource, Inc.                              04/30/99      $    0.48
    Western Exploration & Development                   08/14/97      $    0.50


At June 30, 1999, the total cost of restricted securities was $6,031,680, and the total value was $2,459,277, representing 2.56% of net assets.

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                           June 30, 1999
                                 U.S. TREASURY  U.S. GOVERNMENT
                                  SECURITIES       SECURITIES     NEAR-TERM      TAX FREE        INCOME     ALL AMERICAN
                                  CASH FUND       SAVINGS FUND  TAX FREE FUND      FUND           FUND       EQUITY FUND
                                 -------------   -------------   -----------   ------------   ------------   -----------
Investments, at identified cost  $ 162,196,503   $ 795,955,317   $ 7,304,767   $ 24,093,183   $  8,800,648   $31,434,472
                                 =============   =============   ===========   ============   ============   ===========
ASSETS
Investments, at value:
    Securities                   $ 100,309,047   $ 795,955,317   $ 7,133,609   $ 23,470,483   $  9,800,646   $50,015,093
    Repurchase agreements           61,887,456            --         171,973        369,181        407,481     3,174,387
Cash                                      --           257,000          --             --          111,838        18,001
Receivables:                              --              --            --           65,150
    Investments sold                      --              --            --             --           13,780        43,773
    Dividends                             --              --         131,959        329,115          8,150           428
    Interest                         2,426,260       6,758,382            60         17,757            182         5,000
    Capital shares sold              1,315,947       1,140,749        12,538          1,142           --            --
    From manager                          --              --           3,564         22,242          3,540         5,795
Other assets                           241,706          58,027
TOTAL ASSETS                       166,180,416     804,169,475     7,453,703     24,209,920     10,345,617    53,327,627

LIABILITIES
Payables:
    Investments purchased                 --        10,309,697          --             --          370,336        40,809
    Capital shares redeemed          9,790,087         522,634          --           61,342          1,217          --
    To manager and affiliates           67,012         164,279          --             --            9,780         1,855
    Dividends and distributions        486,613       2,961,187        26,201         89,832         12,936        50,212
    Accounts payable
     and accrued expenses               69,285          63,917        16,535         16,965         18,278        32,566
TOTAL LIABILITIES                   10,412,997      14,021,714        42,736        168,139        412,547       125,442

NET ASSETS                       $ 155,767,419   $ 790,147,761   $ 7,410,967   $ 24,041,781   $  9,933,070   $53,202,185
                                 =============   =============   ===========   ============   ============   ===========

NET ASSETS CONSIST OF:
Paid in capital                  $ 155,691,434   $ 791,094,620   $ 7,603,823   $ 24,223,265   $  7,348,360   $30,878,269
Undistributed net investment
 income (loss)                          94,173         682,533         6,840          6,566         (5,289)      (14,031)
Accumulated net realized gain
 (loss) on investments and
 foreign currencies                    (18,188)     (1,629,392)     (200,511)        65,469      1,182,520       582,939
Net unrealized appreciation
 (depreciation) of investments
 and other assets and
 liabilities denominated in
 foreign currencies                       --              --             815       (253,519)     1,407,479    21,755,008
                                 -------------   -------------   -----------   ------------   ------------   -----------
Net assets applicable to
 capital shares outstanding      $ 155,767,419   $ 790,147,761   $ 7,410,967   $ 24,041,781   $  9,933,070   $53,202,185
                                 =============   =============   ===========   ============   ============   ===========
    Capital shares outstanding,
     and unlimited number of
     no par shares authorized      155,741,073     790,244,449       708,147      2,037,942        680,796     1,188,052
                                 =============   =============   ===========   ============   ============   ===========

NET ASSET VALUE, PER SHARE       $        1.00   $        1.00   $     10.47   $      11.80   $      14.59   $     44.78
                                 =============   =============   ===========   ============   ============   ===========

See accompanying notes to financial statements.

80 and 81

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                  June 30, 1999
                                                                    GLOBAL
                                  REAL ESTATE    CHINA REGION     RESOURCES       WORLD GOLD       GOLD SHARES
                                     FUND      OPPORTUNITY FUND      FUND            FUND             FUND
                                  -----------    ------------    ------------    -------------    -------------
Investments, at identified cost   $ 7,902,042    $ 29,422,451    $ 16,237,982    $ 110,151,101    $  37,974,391
                                  ===========    ============    ============    =============    =============
ASSETS
Investments, at value:
    Securities                    $ 6,668,370    $ 22,639,359    $ 16,916,025    $  79,503,505    $  30,426,765
    Repurchase agreements             506,056       5,243,920           1,723       13,734,943        3,237,290
Cash                                     --              --            54,140          291,656          300,219
Receivables:                          142,391       2,120,979         234,437
    Investments sold                     --              --            16,008            3,462             --
    Dividends                          50,828          85,143            --            204,897           22,491
    Interest                               68             706          46,509        4,698,822        4,977,629
    Capital shares sold                 2,017       1,257,411          12,682           73,789          102,893
Other assets                            5,874          19,090
TOTAL ASSETS                        7,233,213      29,245,629      17,189,478      100,632,053       39,301,724

LIABILITIES
Payables:
    Investments purchased                --              --           126,515        4,189,010          826,274
    Capital shares redeemed             2,581          15,797          24,391          211,281            2,485
    To manager and affiliates           8,639          35,016          31,874          119,028           96,801
    Dividends and distributions       126,581            --              --               --               --
    Accounts payable and               42,947          55,863          90,518
     accrued expenses                  25,342          38,603
TOTAL LIABILITIES                     163,143          89,416         225,727        4,575,182        1,016,078

NET ASSETS                        $ 7,070,070    $ 29,156,213    $ 16,963,751    $  96,056,871    $  38,285,646
                                  ===========    ============    ============    =============    =============

NET ASSETS CONSIST OF:
Paid in capital                   $ 8,413,139    $ 41,584,241    $ 25,967,643    $ 166,614,069    $ 239,856,043
Undistributed net investment
 income (loss)                        (13,248)         62,826          (6,875)       3,484,235         (263,967)
Accumulated net realized gain
 (loss) on investments and
 foreign currencies                  (602,202)    (10,951,620)     (9,676,783)     (57,128,272)    (197,008,838)
Net unrealized appreciation
 (depreciation) of investments
 and other assets and
 liabilities denominated in
 foreign currencies                  (727,619)     (1,539,234)        679,766      (16,913,161)      (4,297,592)
                                  -----------    ------------    ------------    -------------    -------------
Net assets applicable to
 capital shares outstanding       $ 7,070,070    $ 29,156,213    $ 16,963,751    $  96,056,871    $  38,285,646
                                  ===========    ============    ============    =============    =============
    Capital shares outstanding,
     and unlimited number of
     no par shares authorized         757,854       5,224,566       4,227,306       12,329,929       11,183,900
                                  ===========    ============    ============    =============    =============
NET ASSET VALUE, PER SHARE        $      9.33    $       5.58    $       4.01    $        7.79    $        3.42
                                  ===========    ============    ============    =============    =============

See accompanying notes to financial statements.

82 and 83

STATEMENTS OF OPERATIONS

                                                                                                  For the Year Ended June 30, 1999
                                   U.S. TREASURY    U.S. GOVERNMENT
                                    SECURITIES        SECURITIES        NEAR-TERM       TAX FREE           INCOME     ALL AMERICAN
                                     CASH FUND       SAVINGS FUND     TAX FREE FUND       FUND              FUND       EQUITY FUND
                                   -------------     -------------     -----------     ------------     ------------   -----------
NET INVESTMENT INCOME
INCOME:
    Dividends                      $        --       $        --       $      --       $       --       $    301,365   $   467,581
    Foreign taxes withheld on
     dividends                              --                --              --               --               --          (1,343)
                                   -------------     -------------     -----------     ------------     ------------   -----------
        Net dividends                       --                --              --               --            301,365       466,238
    Interest and other                 8,547,361        40,756,734         351,406        1,209,587           84,949       264,808
                                   -------------     -------------     -----------     ------------     ------------   -----------
        TOTAL INCOME                   8,547,361        40,756,734         351,406        1,209,587          386,314       731,046

EXPENSES:
    Management fee                       876,133         3,316,843          37,879          172,836           78,288       330,562
    Transfer agent fees and
     expenses                            370,170           860,534          10,530           31,641           42,635       131,646
    Accounting service fees
     and expenses                         34,839           101,932          45,027           39,992           40,219        40,244
    Legal and professional
     fees                                 41,918            35,756          30,106           30,154           39,516        71,372
    Custodian fees                       161,356           111,223          12,222           17,268           18,517        29,279
    Shareholder reporting                137,791           253,840           2,916            9,213           12,490        50,568
    Registration fees                     40,138            34,893          10,103           11,345           12,109        10,652
    Trustee fees and
     expenses                             14,897            15,314          14,814           14,747           14,822        14,962
    Interest Expense                        --                 706            --               --               --            --
    Miscellaneous                         88,689           181,176           7,560            9,599            8,177         9,330
                                   -------------     -------------     -----------     ------------     ------------   -----------
        Total expenses before
         reductions                    1,765,931         4,912,217         171,157          336,795          266,773       688,615
    Short-term trading fee                  --                --              --               --               --            --
    Expenses offset                         (407)          (26,755)            (94)            (233)            (125)       (1,531)
    Expenses reimbursed                     --          (2,415,935)       (117,488)        (172,964)            --        (246,280)
                                   -------------     -------------     -----------     ------------     ------------   -----------
        NET EXPENSES                   1,765,524         2,469,527          53,575          163,598          266,648       440,804

NET INVESTMENT INCOME (LOSS)           6,781,837        38,287,207         297,831        1,045,989          119,666       290,242

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                       (10,657)           21,754           9,766          180,137        1,488,145     1,005,069
        Foreign currency
         transactions                       --                --              --               --               --            --
                                   -------------     -------------     -----------     ------------     ------------   -----------
        NET REALIZED GAIN
         (LOSS)                          (10,657)           21,754           9,766          180,137        1,488,145     1,005,069
                                   -------------     -------------     -----------     ------------     ------------   -----------
    Net change in unrealized
     appreciation (depreciation)
     of:
        Investments                         --                --          (129,794)      (1,008,256)        (978,966)    7,258,310
        Other assets and
         liabilities denominated
         in foreign currencies              --                --              --               --               --            --
                                   -------------     -------------     -----------     ------------     ------------   -----------
        NET UNREALIZED
         APPRECIATION
         (DEPRECIATION)                     --                --          (129,794)      (1,008,256)        (978,966)    7,258,310

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS              (10,657)           21,754        (120,028)        (828,119)         509,179     8,263,379

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                         $   6,771,180     $  38,308,961     $   177,803     $    217,870     $    628,845   $ 8,553,621
                                   =============     =============     ===========     ============     ============   ===========

See accompanying notes to financial statements.

84 AND 85

STATEMENTS OF OPERATIONS

                                                 CHINA REGION       GLOBAL
                                  REAL ESTATE     OPPORTUNITY     RESOURCES       WORLD GOLD       GOLD SHARES
                                     FUND            FUND            FUND            FUND             FUND
                                  -----------    ------------    ------------    -------------    -------------
NET INVESTMENT INCOME
INCOME:
    Dividends                     $   325,601    $    489,142    $    304,370    $   1,830,685    $     534,399
    Foreign taxes withheld
     on dividends                      (4,358)         (4,302)         (4,874)         (46,776)         (18,376)
                                  -----------    ------------    ------------    -------------    -------------
        Net dividends                 321,243         484,840         299,496        1,783,909          516,023
    Interest and other                 79,911          33,492         100,143          887,024          473,281
                                  -----------    ------------    ------------    -------------    -------------
        TOTAL INCOME                  401,154         518,332         399,639        2,670,933          989,304

EXPENSES:
    Management fee                     65,427         200,343         159,064        1,119,941          314,052
    Transfer agent fees and
     expenses                          52,578         170,044         204,368          586,654          982,799
    Accounting service fees
     and expenses                      42,576          45,582          38,851           47,063           46,581
    Legal and professional
     fees                              44,947         151,932         112,137          162,529          133,496
    Custodian fees                     22,268          44,229          36,159           90,110          165,870
    Shareholder reporting              14,982          44,183          66,120          191,661          361,377
    Registration fees                  10,976          14,381          39,720           77,792           92,747
    Trustee fees and expenses          14,829          14,795          14,817           15,019           15,441
    Interest Expense                    1,067            --              --             56,544          146,137
    Miscellaneous                      10,687          22,019          19,832           91,768           83,024
                                  -----------    ------------    ------------    -------------    -------------
        Total expenses before
         reductions                   280,337         707,508         691,068        2,439,081        2,341,524
    Short-term trading fee             (1,067)           --              --            (56,544)        (146,137)
    Expenses offset                      (350)           --              (307)         (10,291)          (2,184)
    Expenses reimbursed                  --              --              --               --               --
                                  -----------    ------------    ------------    -------------    -------------
        NET EXPENSES                  278,920         707,508         690,761        2,372,246        2,193,203

NET INVESTMENT INCOME (LOSS)          122,234        (189,176)       (291,122)         298,687       (1,203,899)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                   (602,202)     (5,972,694)     (5,085,414)     (26,440,392)     (10,536,259)
        Foreign currency
         transactions                   1,994            (257)         (8,582)         200,301          (31,994)
                                  -----------    ------------    ------------    -------------    -------------
        NET REALIZED GAIN (LOSS)     (600,208)     (5,972,951)      5,093,996)     (26,240,091)     (10,568,253)
                                  -----------    ------------    ------------    -------------    -------------
    Net change in unrealized
     appreciation (depreciation)
     of:
        Investments                  (528,112)     12,406,745       4,444,758        6,443,228       10,518,698
        Other assets and
         liabilities denominated
         in foreign currencies            112            (141)            612              344           45,045
                                  -----------    ------------    ------------    -------------    -------------
        NET UNREALIZED
         APPRECIATION
         (DEPRECIATION)              (528,000)     12,406,604       4,445,370        6,443,572       10,563,743

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS        (1,128,208)      6,433,653        (648,626)     (19,796,519)          (4,510)

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                       $(1,005,974)   $  6,244,477    $   (939,748)   $ (19,497,832)   $  (1,208,409)
                                  ===========    ============    ============    =============    =============

See accompanying notes to financial statements.

86 AND 87

STATEMENTS OF CHANGES IN NET ASSETS

                                       U.S. TREASURY SECURITIES          U.S. GOVERNMENT SECURITIES
                                               CASH FUND                         SAVINGS FUND              NEAR-TERM TAX FREE FUND
                                 ----------------------------------    ------------------------------    --------------------------
                                   YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                  JUNE 30, 1999      JUNE 30, 1998     JUNE 30, 1999    JUNE 30, 1998   JUNE 30, 1999  JUNE 30, 1998
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
INCREASE (DECREASE) IN NET
ASSETS FROM INVESTMENT
OPERATIONS:
    Net investment
     income (loss)                $     6,781,837    $     8,226,289    $  38,287,207    $  38,271,461    $   297,831    $   320,155
    Net realized gain (loss)             (10,657)            13,569           21,754            2,317          9,766         19,843
    Net unrealized appreciation
     (depreciation)                         --                 --               --               --         (129,794)       111,972
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       INVESTMENT OPERATIONS           6,771,180          8,239,858       38,308,961       38,273,778        177,803        451,970

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income        (6,734,351)        (8,231,765)     (38,310,800)     (38,322,248)      (296,765)      (347,902)
    In excess of net investment
     income                                 --                 --               --               --             --             --
    From net capital gains                (2,912)              --               --               --             --             --
    In excess of net capital
     gains                               (18,188)              --               --               --             --             --
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS                   (6,755,451)        (8,231,765)     (38,310,800)     (38,322,248)      (296,765)      (347,902)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold      2,639,284,234      3,497,365,077      819,242,776      714,492,554      1,655,595      3,145,125
    Distributions reinvested           6,038,434          8,105,535       34,977,709       37,764,547        244,701        284,226
    Paid-in capital portion of
     short-term trading
     fee                                    --                 --               --               --
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
                                   2,645,322,668      3,505,470,612      854,220,485      752,257,101      1,900,296      3,429,351
    Cost of shares redeemed       (2,638,992,364)    (3,587,939,550)    (825,588,463)    (682,460,358)    (2,431,826)    (2,831,915)
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       CAPITAL SHARE
       TRANSACTIONS                    6,330,304        (82,468,938)      28,632,022       69,796,743       (531,530)       597,436

NET INCREASE (DECREASE) IN NET
 ASSETS                                6,346,033        (82,460,845)      28,630,183       69,748,273       (650,492)       701,504

NET ASSETS
Beginning of year                    149,421,386        231,882,231      761,517,578      691,769,305      8,061,459      7,359,955

END OF YEAR                      $   155,767,419    $   149,421,386    $ 790,147,761    $ 761,517,578    $ 7,410,967    $ 8,061,459

Undistributed net investment
 income, end of year             $        94,173    $        46,687    $     682,533    $   1,650,857    $     6,840    $     5,774
                                 ===============    ===============    =============    =============    ===========    ===========
CAPITAL SHARE ACTIVITY
    Shares sold                    2,639,281,454      3,497,366,478      819,245,215      714,490,615        154,848        295,052
    Shares reinvested                  6,035,413          8,105,535       34,977,710       37,764,547         22,872         26,711
    Shares redeemed               (2,638,992,374)    (3,587,939,550)    (825,594,140)    (682,460,358)      (226,989)      (265,953)
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET SHARE ACTIVITY               6,324,493        (82,467,537)      28,628,785       69,794,804        (49,269)        55,810
                                 ===============    ===============    =============    =============    ===========    ===========

See accompanying notes to financial statements.

88 AND 89

STATEMENTS OF CHANGES IN NET ASSETS

                                            TAX FREE FUND                        INCOME FUND              ALL AMERICAN EQUITY FUND
                                 -----------------------------------   ------------------------------    ---------------------------
                                    YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                  JUNE 30, 1999      JUNE 30, 1998     JUNE 30, 1999    JUNE 30, 1998   JUNE 30, 1999  JUNE 30, 1998
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss) $     1,045,989    $       964,182    $     119,666    $     159,539    $   290,242    $   295,491
    Net realized gain (loss)             180,137            117,574        1,488,145          775,019      1,005,069      1,150,496
    Net unrealized appreciation
     (depreciation)                   (1,008,256)           407,090         (978,966)       1,282,975      7,258,310      5,567,709
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       INVESTMENT OPERATIONS             217,870          1,488,846          628,845        2,217,533      8,553,621      7,013,696

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income        (1,043,518)          (997,172)        (117,430)        (182,284)      (274,031)      (294,531)
    In excess of net investment
     income                                 --                 --             (5,289)            --          (14,031)       (21,819)
    From net capital gains               (47,637)              --         (1,026,461)      (1,415,785)    (1,212,356)      (507,110)
    In excess of net capital
     gains                                  --                 --               --               --             --             --
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS                   (1,091,155)          (997,172)      (1,149,180)      (1,598,069)    (1,500,418)      (823,460)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold         12,183,581          9,840,352        2,157,731        5,132,257     32,540,631     26,967,395
    Distributions reinvested             767,994            784,777        1,090,457        1,417,432      1,391,632        770,612
    Paid-in capital portion of
     short-term trading fee                 --                 --                615            3,516         10,142         12,410
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
                                      12,951,575         10,625,129        3,248,803        6,553,205     33,942,405     27,750,417
    Cost of shares redeemed           (9,436,152)        (8,044,567)      (3,932,219)      (5,650,697)   (22,464,397)   (24,748,051)
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       CAPITAL SHARE
       TRANSACTIONS                    3,515,423          2,580,562         (683,416)         902,508     11,478,008      3,002,366

NET INCREASE (DECREASE) IN NET
 ASSETS                                2,642,138          3,072,236       (1,203,751)       1,521,972     18,531,211      9,192,602

NET ASSETS
Beginning of year                     21,399,643         18,327,407       11,136,821        9,614,849     34,670,974     25,478,372

END OF YEAR                      $    24,041,781    $    21,399,643    $   9,933,070    $  11,136,821    $53,202,185    $34,670,974
Undistributed net investment
 income, end of year             $         6,566    $         4,095    $      (5,289)   $      (2,236)   $   (14,031)   $   (16,211)
                                 ===============    ===============    =============    =============    ===========    ===========
CAPITAL SHARE ACTIVITY
    Shares sold                          988,731            808,610          147,478          337,095        820,839        781,985
    Shares reinvested                     64,403             64,542           78,865          104,459         35,559         22,147
    Shares redeemed                     (768,823)          (661,154)        (272,413)        (378,119)      (561,919)      (723,425)
                                 ---------------    ---------------    -------------    -------------    -----------    -----------
      NET SHARE ACTIVITY                 284,311            211,998          (46,070)          63,435        294,479         80,707
                                 ===============    ===============    =============    =============    ===========    ===========

See accompanying notes to financial statements.

90 AND 91

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              CHINA REGION
                                           REAL ESTATE FUND                 OPPORTUNITY FUND              GLOBAL RESOURCES FUND
                                     ------------------------------  -----------------------------   ----------------------------
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                     JUNE 30, 1999    JUNE 30, 1998   JUNE 30, 1999  JUNE 30, 1998   JUNE 30, 1999  JUNE 30, 1998
                                     --------------  --------------  --------------  -------------   ------------   -------------
INCREASE (DECREASE) IN NET
ASSETS INVESTMENT OPERATIONS:
    Net investment income
     (loss)                          $    122,234    $    296,173    $   (189,176)   $    122,601    $   (291,122)   $   (447,823)
    Net realized gain (loss)             (600,208)      2,410,511      (5,972,951)       (357,192)     (5,093,996)       (433,737)
    Net unrealized appreciation
     (depreciation)                      (528,000)     (2,358,454)     12,406,604     (19,946,443)      4,445,370      (8,934,964)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       INVESTMENT OPERATIONS           (1,005,974)        348,230       6,244,477     (20,181,034)       (939,748)     (9,816,524)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income           (111,679)       (407,325)           --          (207,619)           --              --
    In excess of net investment
     income                               (15,242)           --          (121,787)           --              --              --
    From net capital gains             (1,474,435)       (368,775)           --              --              --          (160,639)
    In excess of net capital
     gains                               (600,208)           --              --              --          (944,679)     (3,620,754)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS                    (2,201,564)       (776,100)       (121,787)       (207,619)       (944,679)     (3,781,393)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold           2,473,754      10,993,821      22,272,330      36,040,287       8,066,887      29,416,915
    Distributions reinvested            2,019,625         739,094         117,943         198,979         883,249       3,469,677
    Paid-in capital portion of
     short-term trading fee                   377             127         138,153         263,326          12,487          22,484
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                        4,493,756      11,733,042      22,528,426      36,502,592       8,962,623      32,909,076
    Cost of shares redeemed            (5,584,443)    (13,833,733)    (18,954,748)    (38,753,107)     (9,072,387)    (30,336,586)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       CAPITAL SHARE
       TRANSACTIONS                    (1,090,687)     (2,100,691)      3,573,678      (2,250,515)       (109,764)      2,572,490

NET INCREASE (DECREASE) IN NET
 ASSETS                                (4,298,225)     (2,528,561)      9,696,368     (22,639,168)     (1,994,191)    (11,025,427)

NET ASSETS
Beginning of year                      11,368,295      13,896,856      19,459,845      42,099,013      18,957,942      29,983,369

END OF YEAR                          $  7,070,070    $ 11,368,295    $ 29,156,213    $ 19,459,845    $ 16,963,751    $ 18,957,942

Undistributed net investment
 income, end of year                 $    (13,248)   $    (10,555)   $     62,826    $   (119,508)   $     (6,875)   $    (50,365)
                                     ============    ============    ============    ============    ============    ============
CAPITAL SHARE ACTIVITY
    Shares sold                           237,613         709,555       5,390,405       5,562,694       2,135,644       3,859,064
    Shares reinvested                     218,102          49,283          30,715          34,307         257,507         580,214
    Shares redeemed                      (528,888)       (904,995)     (4,950,301)     (5,740,651)     (2,406,976)     (4,286,561)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      NET SHARE ACTIVITY                  (73,173)       (146,157)        470,819        (143,650)        (13,825)        152,717
                                     ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

92 AND 93

STATEMENTS OF CHANGES IN NET ASSETS

                                              WORLD GOLD FUND                       GOLD SHARES FUND
                                    ---------------------------------     -----------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                     JUNE 30, 1999      JUNE 30, 1998      JUNE 30, 1999       JUNE 30, 1998
                                    ---------------     -------------     ---------------     ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)     $       298,687     $  (1,126,252)    $    (1,203,899)    $       442,921
   Net realized gain (loss)             (26,240,091)       (5,618,417)        (10,568,253)        (51,900,714)
   Net unrealized appreciation
    (depreciation)                        6,443,572       (60,561,663)         10,563,743          18,623,002
                                    ---------------     -------------     ---------------     ---------------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       INVESTMENT OPERATIONS            (19,497,832)      (67,306,332)         (1,208,409)        (32,834,791)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income             (130,356)             --                  --            (1,269,718)
    In excess of net investment
     income                                  (8,874)       (1,637,556)               --              (131,682)
    From net capital gains                     --                --                  --                  --
    In excess of net capital
     gains                                     --                --                  --                  --
                                    ---------------     -------------     ---------------     ---------------
      TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS                        (139,230)       (1,637,556)               --            (1,401,400)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold         1,350,820,121       735,521,254         914,373,012       2,855,272,222
    Distributions reinvested                131,031         1,481,375                --             1,265,832
    Paid-in capital portion of
     short-term trading fee               3,235,444         1,423,972           2,027,603           6,755,275
                                    ---------------     -------------     ---------------     ---------------
                                      1,354,186,596       738,426,601         916,400,615       2,863,293,329
    Cost of shares redeemed          (1,388,251,977)    $(707,189,284)       (923,157,109)     (2,862,329,383)
                                    ---------------     -------------     ---------------     ---------------
      NET INCREASE (DECREASE)
       IN NET ASSETS FROM
       CAPITAL SHARE
       TRANSACTIONS                     (34,065,381)       31,237,317          (6,756,494)            963,946

NET INCREASE (DECREASE) IN NET
 ASSETS                                 (53,702,443)      (37,706,571)         (7,964,903)        (33,272,245)

NET ASSETS
Beginning of year                       149,759,314       187,465,885          46,250,549          79,522,794

END OF YEAR                         $    96,056,871     $ 149,759,314     $    38,285,646     $    46,250,549
Undistributed net investment
 income, end of year                $     3,484,235     $    (168,311)    $      (263,967)    $      (177,162)
                                    ===============     =============     ===============     ===============

CAPITAL SHARE ACTIVITY
    Shares sold                         147,284,153        61,013,502         241,479,468         441,295,800
    Shares reinvested                        13,969           132,859                --               222,076
    Shares redeemed                    (150,152,337)      (57,712,475)       (242,511,961)       (437,784,893)
                                    ---------------     -------------     ---------------     ---------------
      NET SHARE ACTIVITY                 (2,854,215)        3,433,886          (1,032,493)          3,732,983
                                    ===============     =============     ===============     ===============

See accompanying notes to financial statements.

94 AND 95

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of eleven separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Income, All American Equity, Real Estate, China Region Opportunity, Global Resources, World Gold and Gold Shares. The Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

B. FAIR VALUED SECURITIES

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


the information becomes available to the Funds. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

D. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreements with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating Fund owns an undivided interest in the account.

E. OPTIONS

Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.


                                INCOME FUND         ALL AMERICAN EQUITY     GLOBAL RESOURCES FUND
                            --------------------    --------------------    --------------------
                                        PREMIUMS                PREMIUMS                PREMIUMS
                            NUMBER OF     PAID/     NUMBER OF     PAID/     NUMBER OF    PAID/
                            CONTRACTS  (RECEIVED)   CONTRACTS  (RECEIVED)   CONTRACTS  (RECEIVED)
                            --------    --------    --------    --------    --------    --------
Options outstanding at
  June 30, 1998                 --      $   --          --      $   --          --      $   --
Options written                 (230)    (52,246)       (266)    (47,920)       (295)    (35,831)
Options purchased               --          --            20         780         300      30,075
Options terminated in
  closing purchase
  transactions                    95      27,839         106      16,026         245      31,951
Options sold                    --          --           (20)       (780)       (300)    (30,075)
Close of written
  options                         30       8,035         110      23,294          30       1,440
Options expired                  105      16,372          30       3,660          20       2,440
                            --------    --------    --------    --------    --------    --------
Options outstanding at
  June 30, 1999                 --      $   --           (20)   $ (4,940)       --      $   --
                            ========    ========    ========    ========    ========    ========


NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


                               WORLD GOLD FUND             GOLD SHARES FUND
                         ---------------------------  -------------------------
                         NUMBER OF      PREMIUMS      NUMBER OF     PREMIUMS
                         CONTRACTS   PAID/(RECEIVED)  CONTRACTS  PAID/(RECEIVED)


Options outstanding at
  June 30, 1998               900      $   386,450      1,200      $   834,550
Options written              (393)         (37,790)       (95)          (7,758)
Options purchased          32,776       11,488,288     14,920        5,531,955
Options terminated in
  closing purchase
  transactions                293           23,715         95            7,758
Options sold              (14,450)      (4,959,134)    (7,200)      (3,181,770)
Close of written
  options                      --               --         --               --
Options expired            (4,650)        (690,425)    (2,250)        (333,250)
                          -------      -----------     ------      -----------
Options outstanding at
  June 30, 1999            14,476      $ 6,211,104      6,670      $ 2,851,485
                          =======      ===========     ======      ===========


F. FOREIGN CURRENCY TRANSACTIONS

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

G. FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Income pay quarterly dividends. Dividends and distributions payable at period end were processed for reinvestment on the following business day.

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999

I. EXPENSES

Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the Funds are applied as a reduction of expenses to the extent of such related costs; any excess is treated as paid-in capital. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

J. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 29, 2000, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999

For the services of the Adviser, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:

                                                  ANNUAL PERCENTAGE OF
                  FUND                          AVERAGE DAILY NET ASSETS
    ---------------------------------       ------------------------------
    Gold Shares, All American Equity,       .75% of the first $250,000,000
    Income, Tax Free and Real Estate        and .50% of the excess

    U.S. Treasury Securities Cash and       .50% of the first $250,000,000
    U.S. Government Securities              and .375% of the excess
    Savings

    World Gold and Global Resources         1.00% of the first $250,000,000,
                                            and .50% of the excess

    Near-Term Tax Free                      .50%

    China Region Opportunity                1.25%

The Adviser has voluntarily agreed to reimburse specific Funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 1999, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the Funds. Each Fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. Effective, November 1, 1997, the Funds engaged Brown Brothers Harriman & Co. as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the Funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each Fund during the year ended June 30, 1999, in the amounts of $223,403 and $54,820, respectively.

During the year ended June 30, 1999, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $716,690 for mailing services provided to the Funds.

The six independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Please refer to the Statement of Operations for Trustees' fees and expenses. Frank E. Holmes receives no compensation for serving on the Board.

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


NOTE 3: INVESTMENT ACTIVITY

Purchases and sales of long-term securities for the year ended June 30, 1999, are summarized as follows:

             FUND                                PURCHASES              SALES
--------------------------------               ------------         ------------
Near-Term Tax Free                             $  2,742,673         $  2,864,061
Tax Free                                         12,614,774            9,128,602
Income                                           10,869,634           11,315,202
All American Equity                              22,052,790            9,614,762
Real Estate                                       3,941,420            5,693,491
China Region Opportunity                          2,059,520            3,080,897
Global Resources                                 24,107,721           21,678,029
World Gold                                      244,173,224          261,427,239
Gold Shares                                     134,614,436          141,824,936


U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the year.

Investments in foreign issuers as a percent of total investments at June 30, 1999 were: 11.38% of Real Estate, 81.20% of China Region Opportunity, 9.34% of Global Resources, 71.61% of World Gold and 78.18% of Gold Shares.

The following table presents the income tax basis of the securities owned at June 30, 1999, and the tax basis components of net unrealized appreciation or depreciation:

                                        GROSS          GROSS      NET UNREALIZED
                        AGGREGATE     UNREALIZED     UNREALIZED    APPRECIATION
       FUND               COST       APPRECIATION   DEPRECIATION  (DEPRECIATION)
-------------------   ------------   ------------  -------------  --------------
U.S. Treasury
 Securities Cash      $162,196,503   $      --     $       --      $       --
U.S. Government
 Securities Savings    795,955,317          --             --              --
Near-Term Tax Free       7,304,767        57,107        (56,292)            815
Tax Free                24,093,183       360,239       (613,758)       (253,519)
Income                   8,800,648     1,467,541        (60,062)      1,407,479
All American Equity     31,659,369    22,246,134       (716,023)     21,530,111
Real Estate              7,902,042       177,982       (905,598)       (727,616)
China Region
 Opportunity            29,613,288     4,028,181     (5,758,190)     (1,730,009)
Global Resources        16,338,745     1,433,307       (854,304)        579,003
World Gold             112,044,585     9,255,929    (28,062,066)    (18,806,137)
Gold Shares             38,719,171       917,927     (5,973,043)     (5,055,116)

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of June 30, 1999, are as follows:

                                              LOSS               EXPIRATION
             FUND                          CARRYFORWARDS            DATE
--------------------------------------------------------------------------------
U.S. Treasury Securities Cash               $      7,531                2007
U.S. Government Securities Savings             1,629,392         2003 - 2005
Near-Term Tax Free                               200,511         2002 - 2003
Real Estate                                      360,575                2007
China Region Opportunity                       6,602,805         2004 - 2007
Global Resources                               6,668,259                2007
World Gold                                    42,669,885         2000 - 2007
Gold Shares                                  193,554,980         2000 - 2007


                                                                POST OCTOBER 31,
                                          POST OCTOBER 31,    1998 CURRENCY LOSS
             FUND                       1998 CAPITAL LOSSES        DEFERRAL
--------------------------------------------------------------------------------
U.S. Treasury Securities Cash               $     10,657        $      --
Real Estate                                      241,627               --
China Region Opportunity                       4,144,732                233
Global Resources                               2,907,762              6,875
World Gold                                    12,564,904            122,651
Gold Shares                                    2,787,360            185,685

The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 1999.

NOTE 4: RISKS OF CONCENTRATIONS

China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting the area.

NOTE 5: CAPITAL STOCK

On May 22, 1998, the Trustees declared a 1-for-10 reverse stock split, with an effective date of July 1, 1998, for the shareholders of the Gold Shares Fund. All capital share activity and per share data for the Gold Shares Fund have been restated to reflect the reverse stock split.

NOTE 6: REVOLVING DEMAND NOTES

On November 6, 1997, each of the Funds entered into revolving demand notes with Brown Brothers Harriman & Co. as denoted below subject to the borrowing

NOTES TO FINANCIAL STATEMENTS                                     June 30, 1999


limits as set forth in the Funds' registration statement. These notes were collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Funds' custodian. Borrowing under these notes was charged interest at the overnight Federal Funds Rate plus 1.75%.

                                                         AMOUNT AVAILABLE UNDER
            FUND                                         REVOLVING DEMAND NOTE
--------------------------------------------------------------------------------
U.S. Treasury Securities Cash                                $ 30,000,000
U.S. Government Securities Savings                             30,000,000
Near-Term Tax Free                                              5,000,000
Tax Free                                                        5,000,000
Income                                                          5,000,000
All American Equity                                             5,000,000
Real Estate                                                     5,000,000
China Region Opportunity                                        5,000,000
Global Resources                                                5,000,000
World Gold                                                     15,000,000
Gold Shares                                                   100,000,000


U.S. Global Investors Funds, along with other Funds under common management, currently participate in an $85 million revolving credit facility (Facility) dated March 1, 1999. The Facility is intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating Funds. Borrowings under these notes will be charged interest at the current overnight Federal Funds Rate plus 2.00%. There were no borrowings under the outstanding Facility as of June 30, 1999.

NOTE 7: SHARES OF BENEFICIAL INTEREST

At June 30, 1999, individual shareholders holding more than 5% of outstanding shares comprised 14.33% of the Near-Term Tax Free Fund.

FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
  YEAR                           $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

Investment Activities
  Net investment income                .04         .04         .04         .04         .04
  Net realized and unrealized
   gain                               --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                          .04         .04         .04         .04         .04
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.04)       (.04)       (.04)       (.04)       (.04)
  From net realized gains             --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.04)       (.04)       (.04)       (.04)       (.04)

NET ASSET VALUE, END OF YEAR     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

TOTAL RETURN
(excluding account fees)              3.92%       4.55%       4.35%       4.54%       4.43%
Ratios to Average Net
 Assets (a):
  Net investment income               3.87%       4.37%       4.22%       4.42%       4.32%
  Total expenses                      1.01%        .96%       1.04%       1.03%        .97%
  Expenses reimbursed or offset       --          --          --          --          --
  Net expenses                        1.01%        .96%       1.04%       1.03%        .97%
Net assets, end of year
 (in thousands)                  $ 155,767   $ 149,421   $ 231,882   $ 188,844   $ 190,373


(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES SAVINGS FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

Investment Activities
  Net investment income                .05         .05         .05         .05         .05
  Net realized and unrealized
   gain (loss)                        --          --          --          --          (.01)
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                          .05         .05         .05         .05         .04
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.05)       (.05)       (.05)       (.05)       (.05)
  From net realized gains             --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.05)       (.05)       (.05)       (.05)       (.05)

Capital contribution by manager       --          --          --          --           .01

NET ASSET VALUE, END OF YEAR     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

TOTAL RETURN
(excluding account fees)              4.90%       5.38%       5.27%       5.34%       5.09%(b)
Ratios to Average Net
 Assets (a):
  Net investment income               4.78%       5.25%       5.13%       5.28%       5.03%
  Total expenses                       .61%        .67%        .70%        .71%        .68%
  Expenses reimbursed or offset       (.30)%      (.36)%      (.41)%      (.45)%      (.45)%
  Net expenses                         .31%        .31%        .29%        .26%        .23%

Net assets, end of year
 (in thousands)                  $ 790,148   $ 761,518   $ 691,769   $ 588,409   $ 529,372

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Total return includes the effect of a voluntary capital contribution by the Adviser; otherwise the return would have been 4.19%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS


NEAR-TERM TAX FREE FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $   10.64   $   10.49   $   10.38   $   10.47   $   10.39

Investment Activities
  Net investment income                .42         .43         .48         .47         .45
  Net realized and unrealized
   gain (loss)                        (.17)        .19         .12        (.09)        .06
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                          .25         .62         .60         .38         .51
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.42)       (.47)       (.49)       (.47)       (.43)
  In excess of net investment
   income                             --          --          --          --          --
  From net realized gains             --          --          --          --          --
  In excess of net realized
   gains                              --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.42)       (.47)       (.49)       (.47)       (.43)

NET ASSET VALUE, END OF YEAR     $   10.47   $   10.64   $   10.49   $   10.38   $   10.47

TOTAL RETURN
(excluding account fees)              2.35%       6.02%       5.85%       3.68%       5.02%
Ratios to Average Net
 Assets (a):
  Net investment income               3.93%       4.12%       4.67%       4.41%       4.25%
  Total expenses                      2.25%       1.83%       1.92%       1.75%       1.62%
  Expenses reimbursed or offset      (1.55)%     (1.13)%     (1.52)%     (1.23)%     (1.42)%
  Net expenses                         .70%        .70%        .40%        .52%        .20%
Portfolio turnover rate                 38%         39%        103%         83%         53%

Net assets, end of year
 (in thousands)                  $   7,411   $   8,061   $   7,360   $   6,545   $   7,128

(a) Expenses reimbursed or offset reflect reductions to totalexpenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS


TAX FREE FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $   12.20   $   11.89   $   11.58   $   11.55   $   11.40

Investment Activities
  Net investment income                .55         .57         .59         .59         .64
  Net realized and unrealized
   gain (loss)                        (.37)        .33         .31         .01         .18
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                          .18         .90         .90         .60         .82
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.55)       (.59)       (.59)       (.57)       (.64)
  In excess of net investment
   income                             --          --          --          --          (.03)
  From net realized gains             (.03)       --          --          --          --
  In excess of net realized
   gains                              --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.58)       (.59)       (.59)       (.57)       (.67)

NET ASSET VALUE, END OF YEAR     $   11.80   $   12.20   $   11.89   $   11.58   $   11.55

TOTAL RETURN
(excluding account fees)              1.39%       7.71%       7.93%       5.25%       7.51%
Ratios to Average Net
 Assets (a):
  Net investment income               4.54%       4.77%       5.00%       5.06%       5.62%
  Total expenses                      1.45%       1.45%       1.46%       1.44%       1.49%
  Expenses reimbursed or offset       (.75)%      (.75)%     (1.06)%     (1.08)%     (1.27)%
  Net expenses                         .70%        .70%        .40%        .36%        .22%
Portfolio turnover rate                 42%         49%         87%         69%         22%

Net assets, end of year
 (in thousands)                  $  24,042   $  21,400   $  18,327   $  19,949      18,613

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

INCOME FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $   15.32   $   14.49   $   14.94   $   13.35   $   12.57

Investment Activities
  Net investment income                .17         .23         .31         .35         .35
  Net realized and unrealized
   gain                                .72        2.84        1.77        1.84         .79
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                          .89        3.07        2.08        2.19        1.14
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.17)       (.28)       (.27)       (.35)       (.34)
  In excess of net investment
   income                             --          --          --          --          --
  From net realized gains            (1.45)      (1.96)      (2.26)       (.25)       (.02)
  In excess of net realized
   gains                              --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                (1.62)      (2.24)      (2.53)       (.60)       (.36)

NET ASSET VALUE, END OF YEAR     $   14.59   $   15.32   $   14.49   $   14.94   $   13.35

TOTAL RETURN
(excluding account fees)              6.50%      23.92%      15.58%      16.60%       9.31%
Ratios to Average Net
 Assets (a):
  Net investment income               1.15%       1.54%       2.18%       2.45%       2.59%
  Total expenses                      2.56%       2.14%       2.20%       2.10%       2.01%
  Expenses reimbursed or offset       --          --          (.01)%      (.02)%      (.03)%
  Net expenses                        2.56%       2.14%       2.19%       2.08%       1.98%
Portfolio turnover rate                101%         29%         88%         51%          7%

Net assets, end of year
 (in thousands)                  $   9,933   $  11,137   $   9,615   $   9,698   $  10,230

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $   38.80   $   31.34   $   24.55   $   20.08   $   19.52

Investment Activities
  Net investment income                .26         .38         .38         .41         .44
  Net realized and unrealized
   gain                               7.10        8.06        7.64        4.44        2.68
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                         7.36        8.44        8.02        4.85        3.12
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.25)       (.37)       (.43)       (.38)       (.39)
  In excess of net investment
   income                             (.01)       (.03)       --          --          --
  From net realized gains            (1.12)       (.58)       (.80)       --          --
  In excess of net realized
   gains                              --          --          --          --         (2.17)
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                (1.38)       (.98)      (1.23)       (.38)      (2.56)

NET ASSET VALUE, END OF YEAR     $   44.78   $   38.80   $   31.34   $   24.55   $   20.08

TOTAL RETURN
(excluding account fees)             19.49%      27.31%      33.68%      24.31%      17.98%
Ratios to Average Net
 Assets (a):
  Net investment income                .66%       1.03%       1.51%       1.84%       2.33%
  Total expenses                      1.56%       1.61%       1.81%       1.90%       2.17%
  Expenses reimbursed or offset       (.56)%      (.64)%     (1.14)%     (1.22)%     (1.47)%
  Net expenses                        1.00%        .97%        .67%        .68%        .70%
Portfolio turnover rate                 25%         24%          7%         16%         97%

Net assets, end of year
 (in thousands)                  $  53,202   $  34,671   $  25,478   $  15,220   $  11,931

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.
                                                                             109

FINANCIAL HIGHLIGHTS

REAL ESTATE FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $   13.68   $   14.22   $   10.97   $    9.80   $    9.86

Investment Activities
  Net investment income                .16         .27         .40         .42         .23
  Net realized and unrealized
   gain (loss)                       (1.39)        .03        3.15        1.27        (.13)
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                        (1.23)        .30        3.55        1.69         .10
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.15)       (.39)       (.30)       (.39)       (.16)
  In excess of net investment
   income                             (.02)       --          --          --          --
  From net realized gains            (2.10)       (.45)       --          --          --
  In excess of net realized
   gains                              (.85)       --          --          --          --
  Tax return of capital               --          --          --          (.13)       --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                (3.12)       (.84)       (.30)       (.52)       (.16)

NET ASSET VALUE, END OF YEAR     $    9.33   $   13.68   $   14.22   $   10.97   $    9.80

TOTAL RETURN
(excluding account fees)             (8.44)%      1.39%      32.44%      17.34%       1.09%
Ratios to Average Net
 Assets (a):
  Net investment income               1.40%       2.05%       3.19%       3.63%       2.22%
  Total expenses                      3.21%       2.01%       1.82%       2.27%       1.95%
  Expenses reimbursed or offset       (.01)%      (.04)%      (.02)%      (.01)%      (.03)%
  Net expenses                        3.20%       1.97%       1.80%       2.26%       1.92%
Portfolio turnover rate                 54%         95%        118%        108%         48%

Net assets, end of year
 (in thousands)                  $   7,070   $  11,368   $  13,897   $   8,220   $   9,169

(*)  Effective May 1, 1998, the fund changed to a new sub-adviser, Goodman & Co.

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

CHINA REGION OPPORTUNITY FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $    4.09   $    8.60   $    6.43   $    6.67   $    7.75

Investment Activities
  Net investment income (loss)        (.03)        .03         .05         .08         .10
  Net realized and unrealized
   gain (loss)                        1.55       (4.49)       2.15        (.22)      (1.09)
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                         1.52       (4.46)       2.20        (.14)       (.99)
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          --          (.05)       (.03)       (.08)       (.09)
  In excess of net investment
   income                             (.03)       --          --          (.02)       --
  From net realized gains             --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.03)       (.05)       (.03)       (.10)       (.09)

NET ASSET VALUE, END OF YEAR     $    5.58   $    4.09   $    8.60   $    6.43   $    6.67

TOTAL RETURN
(excluding account fees)             37.50%     (52.06)%     34.38%      (2.07)%    (12.79)%
Ratios to Average Net
 Assets (a):
  Net investment income (loss)       (1.18)%       .39%        .87%       1.24%       1.53%
  Total expenses                      4.41%       2.60%       2.54%       2.60%       2.51%
  Expenses reimbursed or offset       --          --          (.32)%      (.45)%      (.56)%
  Net expenses                        4.41%       2.60%       2.22%       2.15%       1.95%
Portfolio turnover rate                 13%         17%         24%         37%         54%

Net assets, end of year
 (in thousands)                  $  29,156   $  19,460   $  42,099   $  20,967   $  19,022

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $    4.47   $    7.33   $    6.98   $    5.76   $    5.74

Investment Activities
  Net investment income (loss)        (.07)       (.01)       (.05)       (.01)       (.03)
  Net realized and unrealized
   gain (loss)                        (.15)      (1.95)       1.34        1.31         .36
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                         (.22)      (1.96)       1.29        1.30         .33
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          --          --          (.04)       --          --
  In excess of net investment
   income                             --          --          --          (.01)       --
  From net realized gains             --          (.04)       (.90)       (.07)       --
  In excess of net realized
   gains                              (.24)       (.86)       --          --          (.31)
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.24)       (.90)       (.94)       (.08)       (.31)

NET ASSET VALUE, END OF YEAR     $    4.01   $    4.47   $    7.33   $    6.98   $    5.76

TOTAL RETURN
(excluding account fees)             (4.12)%    (29.79)%     18.96%      22.80%       5.94%
Ratios to Average Net
 Assets (a):
  Net investment income (loss)       (1.83)%     (1.51)%      (.76)%      (.13)%      (.60)%
  Total expenses                      4.34%       2.42%       2.34%       2.58%       2.51%
  Expenses reimbursed or offset       --          (.04)%      (.04)%      (.01)%      (.02)%
  Net expenses                        4.34%       2.38%       2.30%       2.57%       2.49%
Portfolio turnover rate                153%        192%         52%        117%         50%

Net assets, end of year
 (in thousands)                  $  16,964   $  18,958   $  29,983   $  24,534   $  21,452

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

WORLD GOLD FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $    9.86   $   15.95   $   21.12   $   15.81   $   15.63

Investment Activities
  Net investment income (loss)         .02        (.05)       (.12)       (.08)       (.12)
  Net realized and unrealized
   gain (loss)                       (2.08)      (5.90)      (3.94)       5.39         .33
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                        (2.06)      (5.95)      (4.06)       5.31         .21
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          (.01)       --         (1.11)       --          --
  In excess of net investment
   income                             --          (.14)       --          --          (.03)
  From net realized gains             --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 (.01)       (.14)      (1.11)       --          (.03)

NET ASSET VALUE, END OF YEAR     $    7.79   $    9.86   $   15.95   $   21.12   $   15.81

TOTAL RETURN
(excluding account fees)            (20.89)%    (37.41)%    (20.10)%     33.59%       1.36%
Ratios to Average Net
 Assets (a):
  Net investment income (loss)         .27%       (.72)%      (.60)%      (.40)%      (.66)%
  Total expenses                      2.18%       1.74%       1.54%       1.53%       1.58%
  Expenses reimbursed or offset       (.06)%      --          (.02)%      (.02)%      (.03)%
  Net expenses                        2.12%       1.74%       1.52%       1.51%       1.55%
Portfolio turnover rate                252%         43%         40%         26%         28%

Net assets, end of year
 (in thousands)                  $  96,057   $ 149,759   $ 187,466   $ 248,781   $ 181,473

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS


GOLD SHARES FUND


FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                    1999        1998        1997        1996        1995
                                 ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF
 YEAR                            $    3.79   $    9.40   $   18.40   $   21.40   $   24.80

Investment Activities
  Net investment income (loss)        (.11)        .01         .40         .50         .60
  Net realized and unrealized
   gain (loss)                        (.26)      (5.50)      (8.90)      (3.00)      (3.30)
                                 ---------   ---------   ---------   ---------   ---------
  Total from investment
   activities                         (.37)      (5.49)      (8.50)      (2.50)      (2.70)
                                 ---------   ---------   ---------   ---------   ---------
Distributions
  From net investment income          --          (.11)       (.50)       (.50)       (.60)
  In excess of net investment
   income                             --          (.01)       --          --          (.10)
  From net realized gains             --          --          --          --          --
                                 ---------   ---------   ---------   ---------   ---------
  Total distributions                 --          (.12)       (.50)       (.50)       (.70)

NET ASSET VALUE, END OF YEAR     $    3.42   $    3.79   $    9.40   $   18.40   $   21.40

TOTAL RETURN
(excluding account fees)             (9.76)%    (58.83)%    (46.49)%    (11.73)%    (11.21)%
Ratios to Average Net
 Assets (a):
  Net investment income (loss)       (2.88)%       .53%       2.68%       1.81%       2.47%
  Total expenses                      5.59%       2.67%       1.84%       1.58%       1.47%
  Expenses reimbursed or offset       (.35)%      (.20)%      (.04)%      (.04)%      (.05)%
  Net expenses                        5.24%       2.47%       1.80%       1.54%       1.42%
Portfolio turnover rate                388%        220%         44%         24%         33%

Net assets, end of year
 (in thousands)                  $  38,286   $  46,251   $  79,598   $ 153,839   $ 211,171

     The values shown above for the prior periods have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of U.S. Global Investors Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting U.S. Global Investors Funds (the "Funds") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 23, 1999

NOTICE OF CHANGE IN INDEPENDENT ACCOUNTANTS


On July 1, 1999, PricewaterhouseCoopers LLP (PwC) informed the chairman of the Audit Committee and management of U.S. Global Investors Funds that they declined to stand for reappointment, upon the completion of the audit of the June 30, 1999 Financial Statements of the Funds. During the two most recent fiscal years ended June 30, 1999 and June 30, 1998 the audit reports of PwC contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years ended June 30, 1999 and June 30, 1998 and through August 23, 1999, there were no disagreements between the Funds and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report of the financial statements for such years.

ADDITIONAL INFORMATION

SHAREHOLDER VOTES

Shareholders voted, during the period, that the Global Resources Fund, World Gold Fund and Gold Shares Fund are no longer subject to the fundamental investment restriction, and that they be diversified. Accordingly, the Funds will be allowed to invest, without limitation, in the securities of any single issuer, subject to certain limitations of the Internal Revenue Code. The results of the votes were as follows:

                                                              SHARES
                                                  SHARES      CAST IN
                                      SHARES      CAST        OPPOSI-
FUND               DATE OF VOTE       VOTED       IN FAVOR    TION     ABSTAINED
----------------   ----------------   ---------   ---------   -------  ---------
Global Resources   April 30, 1999     2,144,787   1,927,802   131,070    85,915
World Gold         January 19, 1999   6,001,660   5,491,446   341,621   168,593
Gold Shares        January 19, 1999   5,296,026   4,588,781   429,805   277,440

ADDITIONAL INFORMATION


Additional Federal Tax Information
     (Unaudited)

The percentage of tax-exempt dividends paid by the Funds for the year ended June 30, 1999, was:

                      Near-Term Tax Free               93.59%

The percentage of ordinary income dividends paid by the Funds during the year ended June 30, 1999, which qualify for the Dividends Received Deduction available to corporate shareholders was:

                      Income                          100.00%
                      All American Equity              65.15%
                      Real Estate                      93.19%

The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

                      Tax Free                     $   47,637
                      Income                          973,441
                      All American                    906,566
                      Real Estate                   2,074,643
                      Global Resources                944,679

In January 2000, the Funds will report on Form 1099 the tax status of all distributions made during the calendar year 1999. Shareholders should use the information on Form 1099 for their income tax returns.